UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	01-31-2023

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Semiannual Report

January 31, 2023

One Choice® Blend+ 2015 Portfolio	One Choice® Blend+ 2045 Portfolio
Investor Class (AAAFX)	Investor Class (AADHX)
I Class (AAAHX)	I Class (AADJX)
A Class (AAAJX)	A Class (AADKX)
R Class (AAAKX)	R Class (AADLX)
R6 Class (AAALX)	R6 Class (AADMX)
One Choice® Blend+ 2020 Portfolio	One Choice® Blend+ 2050 Portfolio
Investor Class (AAAMX)	Investor Class (AADNX)
I Class (AAAOX)	I Class (AADOX)
A Class (AABEX)	A Class (AADPX)
R Class (AABGX)	R Class (AADQX)
R6 Class (AABHX)	R6 Class (AADUX)
One Choice® Blend+ 2025 Portfolio	One Choice® Blend+ 2055 Portfolio
Investor Class (AABJX)	Investor Class (AADVX)
I Class (AABKX)	I Class (AADWX)
A Class (AABQX)	A Class (AADZX)
R Class (AABRX)	R Class (AAEDX)
R6 Class (AABVX)	R6 Class (AAEEX)
One Choice® Blend+ 2030 Portfolio	One Choice® Blend+ 2060 Portfolio
Investor Class (AABWX)	Investor Class (AAEFX)
I Class (AAEWX)	I Class (AAEGX)
A Class (AABZX)	A Class (AAEHX)
R Class (AACHX)	R Class (AAEIX)
R6 Class (AACJX)	R6 Class (AAEJX)
One Choice® Blend+ 2035 Portfolio	One Choice® Blend+ 2065 Portfolio
Investor Class (AACKX)	Investor Class (AAEKX)
I Class (AACLX)	I Class (AAELX)
A Class (AACMX)	A Class (AAEOX)
R Class (AACPX)	R Class (AAEUX)
R6 Class (AACQX)	R6 Class (AAEVX)
One Choice® Blend+ 2040 Portfolio
Investor Class (AACSX)
I Class (AACUX)
A Class (AACVX)
R Class (AACWX)
R6 Class (AACZX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending January 31, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Inflation, Rate Hikes, Volatility Led to Mixed Performance

Raging inflation, escalating market volatility and slowing growth weighed on financial markets early in the reporting period. For more than a year, the effects of massive fiscal and monetary support, rising energy prices, supply chain breakdowns and labor market shortages had driven inflation to multidecade highs. The Russia-Ukraine war further pressured energy markets, particularly in Europe, and global supply chains.

The Federal Reserve and other central banks continued to combat inflation with aggressive rate hikes. And those efforts finally started yielding results. After peaking at a 40-year-high 9.1% in June, the annual U.S. inflation rate steadily eased to 6.4% in January. Central bank tightening also helped slow inflation in the U.K., where it peaked at 11.1%, and the eurozone, where it climbed to a record-high 10.6%. Inflation rates ended the period at 10.1% in the U.K. and 8.5% in the eurozone.

By the second half of the reporting period, moderating inflation and mounting recession risk triggered expectations for central banks to change course. This sentiment fueled a rally across asset classes. However, with inflation still much higher than central bank targets, policymakers indicated a near-term course change was unlikely, and markets remained volatile.

Robust second-half performance left most non-U.S. stock indices with solid gains for the six-month period. The S&P 500 Index declined slightly, and other U.S. stock indices were mixed. Small-cap stocks outpaced large caps, and the value style outperformed growth. Rising yields left most U.S. and global bond indices with declines for the six-month period.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, tighter financial conditions and economic uncertainty. In addition, increasingly tense geopolitical considerations complicate the market backdrop.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Portfolio Characteristics

Portfolio Composition as a % of net assets as of January 31, 2023
	One Choice Blend+ 2015 Portfolio	One Choice Blend+ 2020 Portfolio	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio
Domestic Fixed Income Funds	47.4%	47.3%	41.7%	35.2%
Domestic Equity Funds	28.6%	28.5%	32.6%	37.6%
International Fixed Income Funds	13.3%	13.6%	12.8%	11.5%
International Equity Funds	10.7%	10.6%	12.9%	15.7%
Other Assets and Liabilities	—	—	—	—

	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio
Domestic Fixed Income Funds	28.1%	21.9%	16.2%	11.5%
Domestic Equity Funds	43.0%	48.0%	53.4%	57.8%
International Fixed Income Funds	9.9%	8.0%	6.0%	4.3%
International Equity Funds	19.0%	22.1%	24.4%	26.4%
Other Assets and Liabilities	—	—	—	—

	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
Domestic Fixed Income Funds	8.8%	7.2%	7.2%
Domestic Equity Funds	60.6%	62.0%	62.0%
International Fixed Income Funds	3.3%	2.6%	2.7%
International Equity Funds	27.3%	28.2%	28.1%
Other Assets and Liabilities	—	—	—

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2022 to January 31, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/22	Ending Account Value 1/31/23	Expenses Paid During Period(1) 8/1/22 - 1/31/23	Annualized Expense Ratio(1)
One Choice Blend+ 2015 Portfolio
Actual
Investor Class	$1,000	$1,002.60	$2.88	0.57%
I Class	$1,000	$1,003.60	$1.87	0.37%
A Class	$1,000	$1,001.20	$4.14	0.82%
R Class	$1,000	$999.70	$5.39	1.07%
R6 Class	$1,000	$1,004.00	$1.11	0.22%
Hypothetical
Investor Class	$1,000	$1,022.33	$2.91	0.57%
I Class	$1,000	$1,023.34	$1.89	0.37%
A Class	$1,000	$1,021.07	$4.18	0.82%
R Class	$1,000	$1,019.81	$5.45	1.07%
R6 Class	$1,000	$1,024.10	$1.12	0.22%
One Choice Blend+ 2020 Portfolio
Actual
Investor Class	$1,000	$1,003.60	$2.88	0.57%
I Class	$1,000	$1,005.60	$1.87	0.37%
A Class	$1,000	$1,002.10	$4.14	0.82%
R Class	$1,000	$1,001.70	$5.40	1.07%
R6 Class	$1,000	$1,006.10	$1.11	0.22%
Hypothetical
Investor Class	$1,000	$1,022.33	$2.91	0.57%
I Class	$1,000	$1,023.34	$1.89	0.37%
A Class	$1,000	$1,021.07	$4.18	0.82%
R Class	$1,000	$1,019.81	$5.45	1.07%
R6 Class	$1,000	$1,024.10	$1.12	0.22%
One Choice Blend+ 2025 Portfolio
Actual
Investor Class	$1,000	$1,007.30	$2.88	0.57%
I Class	$1,000	$1,008.30	$1.87	0.37%
A Class	$1,000	$1,007.00	$4.15	0.82%
R Class	$1,000	$1,005.50	$5.41	1.07%
R6 Class	$1,000	$1,008.70	$1.11	0.22%
Hypothetical
Investor Class	$1,000	$1,022.33	$2.91	0.57%
I Class	$1,000	$1,023.34	$1.89	0.37%
A Class	$1,000	$1,021.07	$4.18	0.82%
R Class	$1,000	$1,019.81	$5.45	1.07%
R6 Class	$1,000	$1,024.10	$1.12	0.22%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

	Beginning Account Value 8/1/22	Ending Account Value 1/31/23	Expenses Paid During Period(1) 8/1/22 - 1/31/23	Annualized Expense Ratio(1)
One Choice Blend+ 2030 Portfolio
Actual
Investor Class	$1,000	$1,013.60	$2.94	0.58%
I Class	$1,000	$1,013.40	$1.93	0.38%
A Class	$1,000	$1,012.10	$4.21	0.83%
R Class	$1,000	$1,010.70	$5.47	1.08%
R6 Class	$1,000	$1,014.90	$1.17	0.23%
Hypothetical
Investor Class	$1,000	$1,022.28	$2.96	0.58%
I Class	$1,000	$1,023.29	$1.94	0.38%
A Class	$1,000	$1,021.02	$4.23	0.83%
R Class	$1,000	$1,019.76	$5.50	1.08%
R6 Class	$1,000	$1,024.05	$1.17	0.23%
One Choice Blend+ 2035 Portfolio
Actual
Investor Class	$1,000	$1,018.90	$2.95	0.58%
I Class	$1,000	$1,019.90	$1.93	0.38%
A Class	$1,000	$1,018.60	$4.22	0.83%
R Class	$1,000	$1,017.10	$5.49	1.08%
R6 Class	$1,000	$1,020.30	$1.17	0.23%
Hypothetical
Investor Class	$1,000	$1,022.28	$2.96	0.58%
I Class	$1,000	$1,023.29	$1.94	0.38%
A Class	$1,000	$1,021.02	$4.23	0.83%
R Class	$1,000	$1,019.76	$5.50	1.08%
R6 Class	$1,000	$1,024.05	$1.17	0.23%
One Choice Blend+ 2040 Portfolio
Actual
Investor Class	$1,000	$1,024.80	$2.96	0.58%
I Class	$1,000	$1,025.70	$1.94	0.38%
A Class	$1,000	$1,024.40	$4.24	0.83%
R Class	$1,000	$1,023.00	$5.51	1.08%
R6 Class	$1,000	$1,026.10	$1.17	0.23%
Hypothetical
Investor Class	$1,000	$1,022.28	$2.96	0.58%
I Class	$1,000	$1,023.29	$1.94	0.38%
A Class	$1,000	$1,021.02	$4.23	0.83%
R Class	$1,000	$1,019.76	$5.50	1.08%
R6 Class	$1,000	$1,024.05	$1.17	0.23%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

	Beginning Account Value 8/1/22	Ending Account Value 1/31/23	Expenses Paid During Period(1) 8/1/22 - 1/31/23	Annualized Expense Ratio(1)
One Choice Blend+ 2045 Portfolio
Actual
Investor Class	$1,000	$1,030.60	$2.97	0.58%
I Class	$1,000	$1,031.60	$1.95	0.38%
A Class	$1,000	$1,028.10	$4.24	0.83%
R Class	$1,000	$1,026.50	$5.52	1.08%
R6 Class	$1,000	$1,032.00	$1.18	0.23%
Hypothetical
Investor Class	$1,000	$1,022.28	$2.96	0.58%
I Class	$1,000	$1,023.29	$1.94	0.38%
A Class	$1,000	$1,021.02	$4.23	0.83%
R Class	$1,000	$1,019.76	$5.50	1.08%
R6 Class	$1,000	$1,024.05	$1.17	0.23%
One Choice Blend+ 2050 Portfolio
Actual
Investor Class	$1,000	$1,033.40	$2.97	0.58%
I Class	$1,000	$1,034.40	$1.95	0.38%
A Class	$1,000	$1,031.90	$4.25	0.83%
R Class	$1,000	$1,031.60	$5.53	1.08%
R6 Class	$1,000	$1,034.80	$1.18	0.23%
Hypothetical
Investor Class	$1,000	$1,022.28	$2.96	0.58%
I Class	$1,000	$1,023.29	$1.94	0.38%
A Class	$1,000	$1,021.02	$4.23	0.83%
R Class	$1,000	$1,019.76	$5.50	1.08%
R6 Class	$1,000	$1,024.05	$1.17	0.23%
One Choice Blend+ 2055 Portfolio
Actual
Investor Class	$1,000	$1,034.70	$3.03	0.59%
I Class	$1,000	$1,035.70	$2.00	0.39%
A Class	$1,000	$1,034.40	$4.31	0.84%
R Class	$1,000	$1,032.90	$5.59	1.09%
R6 Class	$1,000	$1,037.20	$1.23	0.24%
Hypothetical
Investor Class	$1,000	$1,022.23	$3.01	0.59%
I Class	$1,000	$1,023.24	$1.99	0.39%
A Class	$1,000	$1,020.97	$4.28	0.84%
R Class	$1,000	$1,019.71	$5.55	1.09%
R6 Class	$1,000	$1,024.00	$1.22	0.24%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

	Beginning Account Value 8/1/22	Ending Account Value 1/31/23	Expenses Paid During Period(1) 8/1/22 - 1/31/23	Annualized Expense Ratio(1)
One Choice Blend+ 2060 Portfolio
Actual
Investor Class	$1,000	$1,036.90	$3.03	0.59%
I Class	$1,000	$1,036.70	$2.00	0.39%
A Class	$1,000	$1,035.40	$4.31	0.84%
R Class	$1,000	$1,033.90	$5.59	1.09%
R6 Class	$1,000	$1,038.30	$1.23	0.24%
Hypothetical
Investor Class	$1,000	$1,022.23	$3.01	0.59%
I Class	$1,000	$1,023.24	$1.99	0.39%
A Class	$1,000	$1,020.97	$4.28	0.84%
R Class	$1,000	$1,019.71	$5.55	1.09%
R6 Class	$1,000	$1,024.00	$1.22	0.24%
One Choice Blend+ 2065 Portfolio
Actual
Investor Class	$1,000	$1,037.10	$3.13	0.61%
I Class	$1,000	$1,037.00	$2.11	0.41%
A Class	$1,000	$1,035.70	$4.41	0.86%
R Class	$1,000	$1,034.20	$5.69	1.11%
R6 Class	$1,000	$1,037.40	$1.34	0.26%
Hypothetical
Investor Class	$1,000	$1,022.13	$3.11	0.61%
I Class	$1,000	$1,023.14	$2.09	0.41%
A Class	$1,000	$1,020.87	$4.38	0.86%
R Class	$1,000	$1,019.61	$5.65	1.11%
R6 Class	$1,000	$1,023.90	$1.33	0.26%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

Schedules of Investments

JANUARY 31, 2023 (UNAUDITED)

One Choice Blend+ 2015 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 47.4%
Avantis Core Fixed Income Fund G Class	126,713	$1,084,661
Avantis Short-Term Fixed Income Fund G Class	25,016	233,652
High Income Fund G Class	16,712	139,382
Inflation-Adjusted Bond Fund G Class	17,207	184,806
Short Duration Inflation Protection Bond Fund G Class	23,169	234,006
		1,876,507
Domestic Equity Funds — 28.6%
American Century Low Volatility ETF	4,334	190,333
Avantis U.S. Equity Fund G Class	23,293	324,007
Avantis U.S. Small Cap Value Fund G Class	2,302	33,957
Focused Large Cap Value Fund G Class	25,656	256,043
Growth Fund G Class	5,416	215,061
Heritage Fund G Class	752	17,277
Mid Cap Value Fund G Class	3,941	64,233
Small Cap Growth Fund G Class	1,755	34,163
		1,135,074
International Fixed Income Funds — 13.3%
Emerging Markets Debt Fund G Class	5,276	47,487
Global Bond Fund G Class	55,762	478,997
		526,484
International Equity Funds — 10.7%
Avantis International Equity Fund G Class	15,945	175,710
Focused International Growth Fund G Class	5,738	94,108
Global Real Estate Fund G Class	3,284	40,496
International Value Fund G Class	14,429	113,700
		424,014
TOTAL INVESTMENT SECURITIES—100.0% (Cost $4,149,647)		3,962,079
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$3,962,079

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2023 (UNAUDITED)

One Choice Blend+ 2020 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 47.3%
Avantis Core Fixed Income Fund G Class	384,212	$3,288,853
Avantis Short-Term Fixed Income Fund G Class	67,333	628,888
High Income Fund G Class	60,005	500,445
Inflation-Adjusted Bond Fund G Class	54,256	582,713
Short Duration Inflation Protection Bond Fund G Class	67,486	681,605
		5,682,504
Domestic Equity Funds — 28.5%
American Century Low Volatility ETF	11,894	522,338
Avantis U.S. Equity Fund G Class	71,133	989,454
Avantis U.S. Small Cap Value Fund G Class	7,188	106,025
Focused Large Cap Value Fund G Class	77,553	773,975
Growth Fund G Class	16,617	659,866
Heritage Fund G Class	2,965	68,145
Mid Cap Value Fund G Class	12,039	196,237
Small Cap Growth Fund G Class	5,493	106,958
		3,422,998
International Fixed Income Funds — 13.6%
Emerging Markets Debt Fund G Class	19,522	175,701
Global Bond Fund G Class	169,360	1,454,800
		1,630,501
International Equity Funds — 10.6%
Avantis Emerging Markets Equity Fund G Class	2,803	30,183
Avantis International Equity Fund G Class	45,549	501,953
Focused International Growth Fund G Class	17,191	281,939
Global Real Estate Fund G Class	10,172	125,426
International Small-Mid Cap Fund G Class(2)	996	9,826
International Value Fund G Class	41,164	324,374
		1,273,701
TOTAL INVESTMENT SECURITIES—100.0% (Cost $12,301,158)		12,009,704
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$12,009,704

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

JANUARY 31, 2023 (UNAUDITED)

One Choice Blend+ 2025 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 41.7%
Avantis Core Fixed Income Fund G Class	767,019	$6,565,687
Avantis Short-Term Fixed Income Fund G Class	78,176	730,166
High Income Fund G Class	150,230	1,252,915
Inflation-Adjusted Bond Fund G Class	103,159	1,107,925
Short Duration Inflation Protection Bond Fund G Class	105,957	1,070,168
		10,726,861
Domestic Equity Funds — 32.6%
American Century Low Volatility ETF	20,460	898,524
Avantis U.S. Equity Fund G Class	185,650	2,582,393
Avantis U.S. Small Cap Value Fund G Class	17,856	263,380
Focused Large Cap Value Fund G Class	190,336	1,899,550
Growth Fund G Class	43,565	1,729,954
Heritage Fund G Class	11,320	260,130
Mid Cap Value Fund G Class	28,709	467,960
Small Cap Growth Fund G Class	13,883	270,308
		8,372,199
International Equity Funds — 12.9%
Avantis Emerging Markets Equity Fund G Class	25,552	275,191
Avantis International Equity Fund G Class	109,608	1,207,876
Focused International Growth Fund G Class	41,134	674,598
Global Real Estate Fund G Class	26,595	327,920
International Small-Mid Cap Fund G Class(2)	8,024	79,202
International Value Fund G Class	95,753	754,530
		3,319,317
International Fixed Income Funds — 12.8%
Emerging Markets Debt Fund G Class	55,865	502,785
Global Bond Fund G Class	324,380	2,786,421
		3,289,206
TOTAL INVESTMENT SECURITIES—100.0% (Cost $26,331,756)		25,707,583
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$25,707,583

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

JANUARY 31, 2023 (UNAUDITED)

One Choice Blend+ 2030 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 37.6%
American Century Low Volatility ETF	16,114	$707,664
Avantis U.S. Equity Fund G Class	257,221	3,577,950
Avantis U.S. Small Cap Value Fund G Class	23,223	342,535
Focused Dynamic Growth Fund G Class(2)	10,791	453,645
Focused Large Cap Value Fund G Class	249,073	2,485,752
Growth Fund G Class	49,810	1,977,949
Heritage Fund G Class	19,411	446,056
Mid Cap Value Fund G Class	37,225	606,765
Small Cap Growth Fund G Class	17,973	349,939
		10,948,255
Domestic Fixed Income Funds — 35.2%
Avantis Core Fixed Income Fund G Class	785,444	6,723,399
Avantis Short-Term Fixed Income Fund G Class	37,344	348,789
High Income Fund G Class	176,808	1,474,575
Inflation-Adjusted Bond Fund G Class	92,477	993,204
Short Duration Inflation Protection Bond Fund G Class	72,078	727,988
		10,267,955
International Equity Funds — 15.7%
Avantis Emerging Markets Equity Fund G Class	48,620	523,638
Avantis International Equity Fund G Class	139,149	1,533,419
Emerging Markets Fund G Class	11,178	120,835
Focused International Growth Fund G Class	51,623	846,613
Global Real Estate Fund G Class	36,049	444,480
International Small-Mid Cap Fund G Class(2)	18,430	181,902
International Value Fund G Class	98,590	776,887
Non-U.S. Intrinsic Value Fund G Class	13,993	135,173
		4,562,947
International Fixed Income Funds — 11.5%
Emerging Markets Debt Fund G Class	73,570	662,128
Global Bond Fund G Class	314,107	2,698,183
		3,360,311
TOTAL INVESTMENT SECURITIES—100.0% (Cost $29,952,485)		29,139,468
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$29,139,468

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

JANUARY 31, 2023 (UNAUDITED)

One Choice Blend+ 2035 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 43.0%
American Century Low Volatility ETF	6,133	$269,337
Avantis U.S. Equity Fund G Class	283,699	3,946,254
Avantis U.S. Small Cap Value Fund G Class	24,713	364,510
Focused Dynamic Growth Fund G Class(2)	36,262	1,524,469
Focused Large Cap Value Fund G Class	260,913	2,603,910
Growth Fund G Class	29,827	1,184,441
Heritage Fund G Class	25,555	587,262
Mid Cap Value Fund G Class	38,329	624,763
Small Cap Growth Fund G Class	19,228	374,363
		11,479,309
Domestic Fixed Income Funds — 28.1%
Avantis Core Fixed Income Fund G Class	626,450	5,362,415
Avantis Short-Term Fixed Income Fund G Class	10,110	94,431
High Income Fund G Class	151,504	1,263,541
Inflation-Adjusted Bond Fund G Class	54,337	583,579
Short Duration Inflation Protection Bond Fund G Class	19,766	199,633
		7,503,599
International Equity Funds — 19.0%
Avantis Emerging Markets Equity Fund G Class	57,746	621,922
Avantis International Equity Fund G Class	139,674	1,539,202
Emerging Markets Fund G Class	35,953	388,657
Focused International Growth Fund G Class	52,191	855,932
Global Real Estate Fund G Class	40,057	493,904
International Small-Mid Cap Fund G Class(2)	28,429	280,592
International Value Fund G Class	58,928	464,349
Non-U.S. Intrinsic Value Fund G Class	43,890	423,973
		5,068,531
International Fixed Income Funds — 9.9%
Emerging Markets Debt Fund G Class	70,765	636,882
Global Bond Fund G Class	232,900	2,000,611
		2,637,493
TOTAL INVESTMENT SECURITIES—100.0% (Cost $27,368,119)		26,688,932
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$26,688,932

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

JANUARY 31, 2023 (UNAUDITED)

One Choice Blend+ 2040 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 48.0%
Avantis U.S. Equity Fund G Class	311,229	$4,329,201
Avantis U.S. Small Cap Value Fund G Class	26,916	397,014
Focused Dynamic Growth Fund G Class(2)	58,502	2,459,443
Focused Large Cap Value Fund G Class	277,431	2,768,765
Growth Fund G Class	12,760	506,708
Heritage Fund G Class	30,511	701,134
Mid Cap Value Fund G Class	40,799	665,016
Small Cap Growth Fund G Class	20,751	404,021
		12,231,302
International Equity Funds — 22.1%
Avantis Emerging Markets Equity Fund G Class	62,904	677,479
Avantis International Equity Fund G Class	144,789	1,595,574
Emerging Markets Fund G Class	59,656	644,879
Focused International Growth Fund G Class	54,462	893,169
Global Real Estate Fund G Class	44,516	548,883
International Small-Mid Cap Fund G Class(2)	36,829	363,501
International Value Fund G Class	25,174	198,370
Non-U.S. Intrinsic Value Fund G Class	72,456	699,926
		5,621,781
Domestic Fixed Income Funds — 21.9%
Avantis Core Fixed Income Fund G Class	486,772	4,166,768
High Income Fund G Class	122,768	1,023,883
Inflation-Adjusted Bond Fund G Class	34,527	370,821
		5,561,472
International Fixed Income Funds — 8.0%
Emerging Markets Debt Fund G Class	61,617	554,549
Global Bond Fund G Class	173,767	1,492,660
		2,047,209
TOTAL INVESTMENT SECURITIES—100.0% (Cost $26,036,893)		25,461,764
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$25,461,764

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

JANUARY 31, 2023 (UNAUDITED)

One Choice Blend+ 2045 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 53.4%
Avantis U.S. Equity Fund G Class	384,796	$5,352,519
Avantis U.S. Small Cap Value Fund G Class	33,255	490,512
Focused Dynamic Growth Fund G Class(2)	84,722	3,561,718
Focused Large Cap Value Fund G Class	351,861	3,511,569
Heritage Fund G Class	37,431	860,165
Mid Cap Value Fund G Class	51,192	834,434
Small Cap Growth Fund G Class	25,565	497,753
		15,108,670
International Equity Funds — 24.4%
Avantis Emerging Markets Equity Fund G Class	60,714	653,886
Avantis International Equity Fund G Class	178,021	1,961,793
Emerging Markets Fund G Class	88,936	961,394
Focused International Growth Fund G Class	66,846	1,096,268
Global Real Estate Fund G Class	54,477	671,701
International Small-Mid Cap Fund G Class(2)	45,933	453,357
Non-U.S. Intrinsic Value Fund G Class	113,728	1,098,613
		6,897,012
Domestic Fixed Income Funds — 16.2%
Avantis Core Fixed Income Fund G Class	401,908	3,440,336
High Income Fund G Class	101,872	849,613
Inflation-Adjusted Bond Fund G Class	28,530	306,408
		4,596,357
International Fixed Income Funds — 6.0%
Emerging Markets Debt Fund G Class	50,714	456,425
Global Bond Fund G Class	145,802	1,252,436
		1,708,861
TOTAL INVESTMENT SECURITIES—100.0% (Cost $28,652,078)		28,310,900
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$28,310,900

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

JANUARY 31, 2023 (UNAUDITED)

One Choice Blend+ 2050 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 57.8%
Avantis U.S. Equity Fund G Class	300,128	$4,174,783
Avantis U.S. Small Cap Value Fund G Class	25,289	373,007
Focused Dynamic Growth Fund G Class(2)	65,855	2,768,542
Focused Large Cap Value Fund G Class	275,189	2,746,391
Heritage Fund G Class	28,849	662,951
Mid Cap Value Fund G Class	39,774	648,324
Small Cap Growth Fund G Class	19,367	377,078
		11,751,076
International Equity Funds — 26.4%
Avantis Emerging Markets Equity Fund G Class	46,767	503,684
Avantis International Equity Fund G Class	138,476	1,526,000
Emerging Markets Fund G Class	70,016	756,876
Focused International Growth Fund G Class	51,885	850,914
Global Real Estate Fund G Class	41,894	516,558
International Small-Mid Cap Fund G Class(2)	35,364	349,046
Non-U.S. Intrinsic Value Fund G Class	88,657	856,423
		5,359,501
Domestic Fixed Income Funds — 11.5%
Avantis Core Fixed Income Fund G Class	204,062	1,746,767
High Income Fund G Class	52,024	433,878
Inflation-Adjusted Bond Fund G Class	14,730	158,199
		2,338,844
International Fixed Income Funds — 4.3%
Emerging Markets Debt Fund G Class	26,015	234,137
Global Bond Fund G Class	74,203	637,407
		871,544
TOTAL INVESTMENT SECURITIES—100.0% (Cost $20,519,503)		20,320,965
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$20,320,965

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

JANUARY 31, 2023 (UNAUDITED)

One Choice Blend+ 2055 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 60.6%
Avantis U.S. Equity Fund G Class	181,562	$2,525,534
Avantis U.S. Small Cap Value Fund G Class	15,357	226,515
Focused Dynamic Growth Fund G Class(2)	40,578	1,705,886
Focused Large Cap Value Fund G Class	166,142	1,658,096
Heritage Fund G Class	17,489	401,903
Mid Cap Value Fund G Class	24,229	394,926
Small Cap Growth Fund G Class	11,842	230,569
		7,143,429
International Equity Funds — 27.3%
Avantis Emerging Markets Equity Fund G Class	28,112	302,765
Avantis International Equity Fund G Class	83,240	917,301
Emerging Markets Fund G Class	41,842	452,316
Focused International Growth Fund G Class	31,098	510,013
Global Real Estate Fund G Class	25,510	314,533
International Small-Mid Cap Fund G Class(2)	21,241	209,648
Non-U.S. Intrinsic Value Fund G Class	53,053	512,492
		3,219,068
Domestic Fixed Income Funds — 8.8%
Avantis Core Fixed Income Fund G Class	90,335	773,266
High Income Fund G Class	22,925	191,196
Inflation-Adjusted Bond Fund G Class	6,349	68,192
		1,032,654
International Fixed Income Funds — 3.3%
Emerging Markets Debt Fund G Class	11,373	102,356
Global Bond Fund G Class	32,844	282,130
		384,486
TOTAL INVESTMENT SECURITIES—100.0% (Cost $11,735,003)		11,779,637
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$11,779,637

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

JANUARY 31, 2023 (UNAUDITED)

One Choice Blend+ 2060 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 62.0%
Avantis U.S. Equity Fund G Class	111,964	$1,557,418
Avantis U.S. Small Cap Value Fund G Class	9,347	137,864
Focused Dynamic Growth Fund G Class(2)	24,702	1,038,452
Focused Large Cap Value Fund G Class	103,053	1,028,464
Heritage Fund G Class	10,705	245,992
Mid Cap Value Fund G Class	14,992	244,369
Small Cap Growth Fund G Class	7,182	139,838
		4,392,397
International Equity Funds — 28.2%
Avantis Emerging Markets Equity Fund G Class	17,375	187,131
Avantis International Equity Fund G Class	51,512	567,666
Emerging Markets Fund G Class	26,189	283,104
Focused International Growth Fund G Class	19,231	315,395
Global Real Estate Fund G Class	15,700	193,579
International Small-Mid Cap Fund G Class(2)	13,026	128,566
Non-U.S. Intrinsic Value Fund G Class	33,730	325,834
		2,001,275
Domestic Fixed Income Funds — 7.2%
Avantis Core Fixed Income Fund G Class	44,413	380,178
High Income Fund G Class	11,293	94,185
Inflation-Adjusted Bond Fund G Class	3,052	32,782
		507,145
International Fixed Income Funds — 2.6%
Emerging Markets Debt Fund G Class	5,513	49,618
Global Bond Fund G Class	16,107	138,363
		187,981
TOTAL INVESTMENT SECURITIES—100.0% (Cost $6,989,757)		7,088,798
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$7,088,798

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

JANUARY 31, 2023 (UNAUDITED)

One Choice Blend+ 2065 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 62.0%
Avantis U.S. Equity Fund G Class	41,969	$583,788
Avantis U.S. Small Cap Value Fund G Class	3,554	52,416
Focused Dynamic Growth Fund G Class(2)	9,238	388,371
Focused Large Cap Value Fund G Class	38,463	383,860
Heritage Fund G Class	4,025	92,493
Mid Cap Value Fund G Class	5,636	91,862
Small Cap Growth Fund G Class	2,682	52,216
		1,645,006
International Equity Funds — 28.1%
Avantis Emerging Markets Equity Fund G Class	6,550	70,549
Avantis International Equity Fund G Class	19,293	212,614
Emerging Markets Fund G Class	9,712	104,983
Focused International Growth Fund G Class	7,201	118,099
Global Real Estate Fund G Class	5,787	71,355
International Small-Mid Cap Fund G Class(2)	4,903	48,390
Non-U.S. Intrinsic Value Fund G Class	12,303	118,846
		744,836
Domestic Fixed Income Funds — 7.2%
Avantis Core Fixed Income Fund G Class	16,632	142,374
High Income Fund G Class	4,298	35,848
Inflation-Adjusted Bond Fund G Class	1,198	12,870
		191,092
International Fixed Income Funds — 2.7%
Emerging Markets Debt Fund G Class	2,129	19,163
Global Bond Fund G Class	6,089	52,306
		71,469
TOTAL INVESTMENT SECURITIES—100.0% (Cost $2,641,614)		2,652,403
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$2,652,403

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

Statements of Assets and Liabilities

JANUARY 31, 2023 (UNAUDITED)
	One Choice Blend+ 2015 Portfolio	One Choice Blend+ 2020 Portfolio
Assets
Investment securities in affiliates, at value (cost of $4,149,647 and $12,301,158, respectively)	$3,962,079	$12,009,704
Receivable for investments sold	—	5,866
Receivable for capital shares sold	2,221	—
Distributions receivable from affiliates	4,021	12,564
	3,968,321	12,028,134

Liabilities
Payable for investments purchased	4,561	12,564
Payable for capital shares redeemed	842	3,274
Accrued management fees	835	2,584
Distribution and service fees payable	4	8
	6,242	18,430

Net Assets	$3,962,079	$12,009,704

Net Assets Consist of:
Capital (par value and paid-in surplus)	$4,265,854	$12,694,385
Distributable earnings (loss)	(303,775)	(684,681)
	$3,962,079	$12,009,704

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice Blend+ 2015 Portfolio
Investor Class, $0.01 Par Value	$445,563	48,571	$9.17
I Class, $0.01 Par Value	$4,834	527	$9.17
A Class, $0.01 Par Value	$4,795	523	$9.17
R Class, $0.01 Par Value	$6,753	737	$9.16
R6 Class, $0.01 Par Value	$3,500,134	381,623	$9.17
One Choice Blend+ 2020 Portfolio
Investor Class, $0.01 Par Value	$1,385,513	150,624	$9.20
I Class, $0.01 Par Value	$10,667	1,160	$9.20
A Class, $0.01 Par Value	$9,627	1,047	$9.19
R Class, $0.01 Par Value	$12,405	1,350	$9.19
R6 Class, $0.01 Par Value	$10,591,492	1,151,226	$9.20
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $9.73 and $9.75 (net asset value divided by 0.9425) for One Choice Blend+ 2015 Portfolio and One Choice Blend+ 2020 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of Class A.

See Notes to Financial Statements.

JANUARY 31, 2023 (UNAUDITED)
	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio
Assets
Investment securities in affiliates, at value (cost of $26,331,756 and $29,952,485, respectively)	$25,707,583	$29,139,468
Receivable for investments sold	4,838	—
Receivable for capital shares sold	3,637	49,993
Distributions receivable from affiliates	25,428	26,441
	25,741,486	29,215,902

Liabilities
Payable for investments purchased	25,428	66,040
Payable for capital shares redeemed	2,649	3,718
Accrued management fees	5,817	6,628
Distribution and service fees payable	9	48
	33,903	76,434

Net Assets	$25,707,583	$29,139,468

Net Assets Consist of:
Capital (par value and paid-in surplus)	$27,048,699	$31,089,467
Distributable earnings (loss)	(1,341,116)	(1,949,999)
	$25,707,583	$29,139,468

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice Blend+ 2025 Portfolio
Investor Class, $0.01 Par Value	$4,169,691	458,532	$9.09
I Class, $0.01 Par Value	$4,829	531	$9.09
A Class, $0.01 Par Value	$4,792	527	$9.09
R Class, $0.01 Par Value	$18,379	2,022	$9.09
R6 Class, $0.01 Par Value	$21,509,892	2,365,768	$9.09
One Choice Blend+ 2030 Portfolio
Investor Class, $0.01 Par Value	$4,745,293	523,302	$9.07
I Class, $0.01 Par Value	$4,827	532	$9.07
A Class, $0.01 Par Value	$4,789	528	$9.07
R Class, $0.01 Par Value	$123,425	13,610	$9.07
R6 Class, $0.01 Par Value	$24,261,134	2,673,406	$9.07
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $9.64 and $9.62 (net asset value divided by 0.9425) for One Choice Blend+ 2025 Portfolio and One Choice Blend+ 2030 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of Class A.

See Notes to Financial Statements.

JANUARY 31, 2023 (UNAUDITED)
	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio
Assets
Investment securities in affiliates, at value (cost of $27,368,119 and $26,036,893, respectively)	$26,688,932	$25,461,764
Receivable for investments sold	2,303	5,764
Receivable for capital shares sold	6,426	2,320
Distributions receivable from affiliates	21,336	16,781
	26,718,997	25,486,629

Liabilities
Payable for investments purchased	21,336	16,781
Payable for capital shares redeemed	2,640	2,582
Accrued management fees	6,027	5,433
Distribution and service fees payable	62	69
	30,065	24,865

Net Assets	$26,688,932	$25,461,764

Net Assets Consist of:
Capital (par value and paid-in surplus)	$29,045,168	$26,849,910
Distributable earnings (loss)	(2,356,236)	(1,388,146)
	$26,688,932	$25,461,764

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice Blend+ 2035 Portfolio
Investor Class, $0.01 Par Value	$3,710,800	410,854	$9.03
I Class, $0.01 Par Value	$27,930	3,092	$9.03
A Class, $0.01 Par Value	$4,776	529	$9.03
R Class, $0.01 Par Value	$146,350	16,210	$9.03
R6 Class, $0.01 Par Value	$22,799,076	2,523,843	$9.03
One Choice Blend+ 2040 Portfolio
Investor Class, $0.01 Par Value	$2,113,037	232,759	$9.08
I Class, $0.01 Par Value	$4,833	532	$9.08
A Class, $0.01 Par Value	$31,188	3,436	$9.08
R Class, $0.01 Par Value	$152,150	16,759	$9.08
R6 Class, $0.01 Par Value	$23,160,556	2,550,179	$9.08
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $9.58 and $9.63 (net asset value divided by 0.9425) for One Choice Blend+ 2035 Portfolio and One Choice Blend+ 2040 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of Class A.

See Notes to Financial Statements.

JANUARY 31, 2023 (UNAUDITED)
	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio
Assets
Investment securities in affiliates, at value (cost of $28,652,078 and $20,519,503, respectively)	$28,310,900	$20,320,965
Receivable for investments sold	3,366	54,003
Receivable for capital shares sold	5,516	6,309
Distributions receivable from affiliates	13,696	7,010
	28,333,478	20,388,287

Liabilities
Payable for investments purchased	13,696	7,010
Payable for capital shares redeemed	2,858	55,890
Accrued management fees	5,959	4,324
Distribution and service fees payable	65	98
	22,578	67,322

Net Assets	$28,310,900	$20,320,965

Net Assets Consist of:
Capital (par value and paid-in surplus)	$29,789,429	$21,209,467
Distributable earnings (loss)	(1,478,529)	(888,502)
	$28,310,900	$20,320,965

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice Blend+ 2045 Portfolio
Investor Class, $0.01 Par Value	$2,164,989	236,902	$9.14
I Class, $0.01 Par Value	$14,029	1,535	$9.14
A Class, $0.01 Par Value	$4,821	528	$9.13
R Class, $0.01 Par Value	$189,967	20,797	$9.13
R6 Class, $0.01 Par Value	$25,937,094	2,838,347	$9.14
One Choice Blend+ 2050 Portfolio
Investor Class, $0.01 Par Value	$1,727,798	188,441	$9.17
I Class, $0.01 Par Value	$4,885	533	$9.17
A Class, $0.01 Par Value	$4,844	528	$9.17
R Class, $0.01 Par Value	$185,592	20,253	$9.16
R6 Class, $0.01 Par Value	$18,397,846	2,006,199	$9.17
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $9.69 and $9.73 (net asset value divided by 0.9425) for One Choice Blend+ 2045 Portfolio and One Choice Blend+ 2050 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of Class A.

See Notes to Financial Statements.

JANUARY 31, 2023 (UNAUDITED)
	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio
Assets
Investment securities in affiliates, at value (cost of $11,735,003 and $6,989,757, respectively)	$11,779,637	$7,088,798
Receivable for investments sold	—	8,832
Receivable for capital shares sold	29,045	4,119
Distributions receivable from affiliates	3,073	1,515
	11,811,755	7,103,264

Liabilities
Payable for investments purchased	28,536	1,515
Payable for capital shares redeemed	1,035	11,339
Accrued management fees	2,481	1,595
Distribution and service fees payable	66	17
	32,118	14,466

Net Assets	$11,779,637	$7,088,798

Net Assets Consist of:
Capital (par value and paid-in surplus)	$12,584,098	$7,268,162
Distributable earnings (loss)	(804,461)	(179,364)
	$11,779,637	$7,088,798

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice Blend+ 2055 Portfolio
Investor Class, $0.01 Par Value	$963,676	105,171	$9.16
I Class, $0.01 Par Value	$4,894	534	$9.16
A Class, $0.01 Par Value	$4,855	530	$9.16
R Class, $0.01 Par Value	$161,345	17,617	$9.16
R6 Class, $0.01 Par Value	$10,644,867	1,160,493	$9.17
One Choice Blend+ 2060 Portfolio
Investor Class, $0.01 Par Value	$951,299	102,883	$9.25
I Class, $0.01 Par Value	$11,403	1,234	$9.24
A Class, $0.01 Par Value	$5,358	580	$9.24
R Class, $0.01 Par Value	$38,716	4,191	$9.24
R6 Class, $0.01 Par Value	$6,082,022	658,064	$9.24
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $9.72 and $9.80 (net asset value divided by 0.9425) for One Choice Blend+ 2055 Portfolio and One Choice Blend+ 2060 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of Class A.

See Notes to Financial Statements.

JANUARY 31, 2023 (UNAUDITED)
One Choice Blend+ 2065 Portfolio
Assets
Investment securities in affiliates, at value (cost of $2,641,614)	$2,652,403
Receivable for capital shares sold	9,714
Distributions receivable from affiliates	558
2,662,675

Liabilities
Payable for investments purchased	9,120
Payable for capital shares redeemed	80
Accrued management fees	957
Distribution and service fees payable	115
10,272

Net Assets	$2,652,403

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,880,431
Distributable earnings (loss)	(228,028)
$2,652,403

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice Blend+ 2065 Portfolio
Investor Class, $0.01 Par Value	$1,421,697	155,419	$9.15
I Class, $0.01 Par Value	$4,926	539	$9.14
A Class, $0.01 Par Value	$4,883	534	$9.14
R Class, $0.01 Par Value	$282,890	30,965	$9.14
R6 Class, $0.01 Par Value	$938,007	102,576	$9.14
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $9.70 (net asset value divided by 0.9425) for One Choice Blend+ 2065 Portfolio. A contingent deferred sales charge may be imposed on redemptions of Class A.

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2023 (UNAUDITED)
	One Choice Blend+ 2015 Portfolio	One Choice Blend+ 2020 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$96,467	$223,497

Expenses:
Management fees	5,209	12,875
Distribution and service fees:
A Class	6	12
R Class	16	34
Directors' fees and expenses	63	132
Other expenses	21	32
	5,315	13,085
Fees waived	(281)	(594)
	5,034	12,491

Net investment income (loss)	91,433	211,006

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(109,952)	(323,304)
Capital gain distributions received from underlying funds	20,663	50,688
	(89,289)	(272,616)

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(4,374)	254,931

Net realized and unrealized gain (loss) on affiliates	(93,663)	(17,685)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,230)	$193,321

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2023 (UNAUDITED)
	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$529,625	$589,559

Expenses:
Management fees	31,940	35,335
Distribution and service fees:
A Class	6	6
R Class	40	228
Directors' fees and expenses	341	391
Other expenses	108	138
	32,435	36,098
Fees waived	(1,157)	(900)
	31,278	35,198

Net investment income (loss)	498,347	554,361

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(630,870)	(1,077,842)
Capital gain distributions received from underlying funds	136,842	176,676
	(494,028)	(901,166)

Change in net unrealized appreciation (depreciation) on investments in underlying funds	353,525	826,919

Net realized and unrealized gain (loss) on affiliates	(140,503)	(74,247)

Net Increase (Decrease) in Net Assets Resulting from Operations	$357,844	$480,114

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2023 (UNAUDITED)
	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$518,848	$470,678

Expenses:
Management fees	33,203	28,848
Distribution and service fees:
A Class	6	37
R Class	298	322
Directors' fees and expenses	376	349
Other expenses	164	114
	34,047	29,670
Fees waived	(338)	—
	33,709	29,670

Net investment income (loss)	485,139	441,008

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(1,568,774)	(866,122)
Capital gain distributions received from underlying funds	167,451	168,339
	(1,401,323)	(697,783)

Change in net unrealized appreciation (depreciation) on investments in underlying funds	1,301,664	952,939

Net realized and unrealized gain (loss) on affiliates	(99,659)	255,156

Net Increase (Decrease) in Net Assets Resulting from Operations	$385,480	$696,164

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2023 (UNAUDITED)
	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$480,857	$340,471

Expenses:
Management fees	31,520	23,091
Distribution and service fees:
A Class	6	6
R Class	203	517
Directors' fees and expenses	383	275
Other expenses	126	148
	32,238	24,037

Net investment income (loss)	448,619	316,434

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(1,113,761)	(755,431)
Capital gain distributions received from underlying funds	188,777	150,553
	(924,984)	(604,878)

Change in net unrealized appreciation (depreciation) on investments in underlying funds	1,264,214	953,631

Net realized and unrealized gain (loss) on affiliates	339,230	348,753

Net Increase (Decrease) in Net Assets Resulting from Operations	$787,849	$665,187

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2023 (UNAUDITED)
	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$190,412	$112,286

Expenses:
Management fees	13,583	8,265
Distribution and service fees:
A Class	6	6
R Class	357	212
Directors' fees and expenses	165	89
Other expenses	184	200
	14,295	8,772

Net investment income (loss)	176,117	103,514

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(819,307)	(268,308)
Capital gain distributions received from underlying funds	89,395	55,820
	(729,912)	(212,488)

Change in net unrealized appreciation (depreciation) on investments in underlying funds	836,611	396,734

Net realized and unrealized gain (loss) on affiliates	106,699	184,246

Net Increase (Decrease) in Net Assets Resulting from Operations	$282,816	$287,760

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2023 (UNAUDITED)
One Choice Blend+ 2065 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$35,362

Expenses:
Management fees	4,898
Distribution and service fees:
A Class	6
R Class	591
Directors' fees and expenses	33
Other expenses	255
5,783

Net investment income (loss)	29,579

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(188,756)
Capital gain distributions received from underlying funds	17,131
(171,625)

Change in net unrealized appreciation (depreciation) on investments in underlying funds	194,038

Net realized and unrealized gain (loss) on affiliates	22,413

Net Increase (Decrease) in Net Assets Resulting from Operations	$51,992

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2023 (UNAUDITED) AND YEAR ENDED JULY 31, 2022
	One Choice Blend+ 2015 Portfolio		One Choice Blend+ 2020 Portfolio
Increase (Decrease) in Net Assets	January 31, 2023	July 31, 2022	January 31, 2023	July 31, 2022
Operations
Net investment income (loss)	$91,433	$32,769	$211,006	$98,821
Net realized gain (loss)	(89,289)	(27,440)	(272,616)	(130,635)
Change in net unrealized appreciation (depreciation)	(4,374)	(185,890)	254,931	(549,434)
Net increase (decrease) in net assets resulting from operations	(2,230)	(180,561)	193,321	(581,248)

Distributions to Shareholders
From earnings:
Investor Class	(11,157)	(8,642)	(41,607)	(33,063)
I Class	(139)	(119)	(304)	(256)
A Class	(117)	(99)	(234)	(217)
R Class	(148)	(116)	(328)	(196)
R6 Class	(103,090)	(125)	(224,312)	(269)
Decrease in net assets from distributions	(114,651)	(9,101)	(266,785)	(34,001)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(109,323)	4,203,786	4,616,411	8,024,295

Net increase (decrease) in net assets	(226,204)	4,014,124	4,542,947	7,409,046

Net Assets
Beginning of period	4,188,283	174,159	7,466,757	57,711
End of period	$3,962,079	$4,188,283	$12,009,704	$7,466,757

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2023 (UNAUDITED) AND YEAR ENDED JULY 31, 2022
	One Choice Blend+ 2025 Portfolio		One Choice Blend+ 2030 Portfolio
Increase (Decrease) in Net Assets	January 31, 2023	July 31, 2022	January 31, 2023	July 31, 2022
Operations
Net investment income (loss)	$498,347	$215,105	$554,361	$232,354
Net realized gain (loss)	(494,028)	(181,383)	(901,166)	(66,434)
Change in net unrealized appreciation (depreciation)	353,525	(1,012,713)	826,919	(1,693,272)
Net increase (decrease) in net assets resulting from operations	357,844	(978,991)	480,114	(1,527,352)

Distributions to Shareholders
From earnings:
Investor Class	(115,870)	(79,040)	(130,061)	(77,258)
I Class	(145)	(152)	(158)	(145)
A Class	(124)	(133)	(136)	(126)
R Class	(423)	(1,127)	(2,701)	(1,133)
R6 Class	(566,153)	(159)	(746,796)	(152)
Decrease in net assets from distributions	(682,715)	(80,611)	(879,852)	(78,814)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	3,356,624	22,078,009	5,508,872	23,608,775

Net increase (decrease) in net assets	3,031,753	21,018,407	5,109,134	22,002,609

Net Assets
Beginning of period	22,675,830	1,657,423	24,030,334	2,027,725
End of period	$25,707,583	$22,675,830	$29,139,468	$24,030,334

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2023 (UNAUDITED) AND YEAR ENDED JULY 31, 2022
	One Choice Blend+ 2035 Portfolio		One Choice Blend+ 2040 Portfolio
Increase (Decrease) in Net Assets	January 31, 2023	July 31, 2022	January 31, 2023	July 31, 2022
Operations
Net investment income (loss)	$485,139	$216,549	$441,008	$143,871
Net realized gain (loss)	(1,401,323)	(86,219)	(697,783)	79,389
Change in net unrealized appreciation (depreciation)	1,301,664	(2,026,724)	952,939	(1,557,088)
Net increase (decrease) in net assets resulting from operations	385,480	(1,896,394)	696,164	(1,333,828)

Distributions to Shareholders
From earnings:
Investor Class	(110,586)	(62,283)	(45,457)	(30,962)
I Class	(930)	(869)	(146)	(159)
A Class	(139)	(130)	(818)	(903)
R Class	(3,695)	(575)	(3,493)	(1,900)
R6 Class	(714,197)	(156)	(696,210)	(165)
Decrease in net assets from distributions	(829,547)	(64,013)	(746,124)	(34,089)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	3,266,739	24,146,924	4,245,029	21,795,891

Net increase (decrease) in net assets	2,822,672	22,186,517	4,195,069	20,427,974

Net Assets
Beginning of period	23,866,260	1,679,743	21,266,695	838,721
End of period	$26,688,932	$23,866,260	$25,461,764	$21,266,695

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2023 (UNAUDITED) AND YEAR ENDED JULY 31, 2022
	One Choice Blend+ 2045 Portfolio		One Choice Blend+ 2050 Portfolio
Increase (Decrease) in Net Assets	January 31, 2023	July 31, 2022	January 31, 2023	July 31, 2022
Operations
Net investment income (loss)	$448,619	$137,938	$316,434	$99,287
Net realized gain (loss)	(924,984)	26,337	(604,878)	94,957
Change in net unrealized appreciation (depreciation)	1,264,214	(1,614,496)	953,631	(1,180,048)
Net increase (decrease) in net assets resulting from operations	787,849	(1,450,221)	665,187	(985,804)

Distributions to Shareholders
From earnings:
Investor Class	(60,832)	(23,979)	(39,876)	(28,443)
I Class	(425)	(450)	(140)	(171)
A Class	(127)	(136)	(119)	(151)
R Class	(1,996)	(562)	(5,182)	(3,333)
R6 Class	(736,554)	(162)	(517,760)	(178)
Decrease in net assets from distributions	(799,934)	(25,289)	(563,077)	(32,276)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	4,154,342	25,181,867	3,501,526	16,793,129

Net increase (decrease) in net assets	4,142,257	23,706,357	3,603,636	15,775,049

Net Assets
Beginning of period	24,168,643	462,286	16,717,329	942,280
End of period	$28,310,900	$24,168,643	$20,320,965	$16,717,329
See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2023 (UNAUDITED) AND YEAR ENDED JULY 31, 2022
	One Choice Blend+ 2055 Portfolio		One Choice Blend+ 2060 Portfolio
Increase (Decrease) in Net Assets	January 31, 2023	July 31, 2022	January 31, 2023	July 31, 2022
Operations
Net investment income (loss)	$176,117	$62,354	$103,514	$27,300
Net realized gain (loss)	(729,912)	5,601	(212,488)	(11,708)
Change in net unrealized appreciation (depreciation)	836,611	(805,092)	396,734	(307,513)
Net increase (decrease) in net assets resulting from operations	282,816	(737,137)	287,760	(291,921)

Distributions to Shareholders
From earnings:
Investor Class	(26,304)	(19,309)	(19,913)	(11,161)
I Class	(151)	(174)	(283)	(291)
A Class	(130)	(154)	(110)	(150)
R Class	(3,758)	(1,760)	(715)	(796)
R6 Class	(311,208)	(181)	(151,110)	(176)
Decrease in net assets from distributions	(341,551)	(21,578)	(172,131)	(12,574)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	1,370,093	10,778,001	2,300,916	4,635,724

Net increase (decrease) in net assets	1,311,358	10,019,286	2,416,545	4,331,229

Net Assets
Beginning of period	10,468,279	448,993	4,672,253	341,024
End of period	$11,779,637	$10,468,279	$7,088,798	$4,672,253

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2023 (UNAUDITED) AND YEAR ENDED JULY 31, 2022
	One Choice Blend+ 2065 Portfolio
Increase (Decrease) in Net Assets	January 31, 2023	July 31, 2022
Operations
Net investment income (loss)	$29,579	$33,674
Net realized gain (loss)	(171,625)	(26,662)
Change in net unrealized appreciation (depreciation)	194,038	(201,882)
Net increase (decrease) in net assets resulting from operations	51,992	(194,870)

Distributions to Shareholders
From earnings:
Investor Class	(48,349)	(22,091)
I Class	(190)	(174)
A Class	(169)	(154)
R Class	(8,700)	(5,230)
R6 Class	(17,451)	(180)
Decrease in net assets from distributions	(74,859)	(27,829)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	393,759	1,897,393

Net increase (decrease) in net assets	370,892	1,674,694

Net Assets
Beginning of period	2,281,511	606,817
End of period	$2,652,403	$2,281,511

See Notes to Financial Statements.

Notes to Financial Statements

JANUARY 31, 2023 (UNAUDITED)

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. One Choice Blend+ 2015 Portfolio, One Choice Blend+ 2020 Portfolio, One Choice Blend+ 2025 Portfolio, One Choice Blend+ 2030 Portfolio, One Choice Blend+ 2035 Portfolio, One Choice Blend+ 2040 Portfolio, One Choice Blend+ 2045 Portfolio, One Choice Blend+ 2050 Portfolio, One Choice Blend+ 2055 Portfolio, One Choice Blend+ 2060 Portfolio and One Choice Blend+ 2065 Portfolio (collectively, the funds) are eleven funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities, fixed-income securities and short-term investments. The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com or avantisinvestors.com. Each fund's investment objective is to seek the highest total return consistent with its asset mix.

The funds offer the Investor Class, I Class, A Class, R Class and R6 Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class of each fund and paid monthly in arrears. The difference in the fee among the classes of each fund is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each fund’s assets, which do not vary by class.

The annual management fee for each class of each fund is as follows:

Investor, A and R Classes	I Class	R6 Class
0.58%	0.38%	0.23%

The investment advisor will waive the portion of each fund's management fee equal to the expenses attributable to the management fees of the underlying funds in which the funds invest. The amount of this waiver will fluctuate depending on each fund's daily allocation to the underlying funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors.

For the period ended January 31, 2023, the fee waiver and the effective annual management fee after waiver for each class of each fund listed below are as follows:

		Effective Annual Management Fee After Waiver
	Fee Waiver	Investor, A and R Classes	I Class	R6 Class
One Choice Blend+ 2015 Portfolio	0.01%	0.57%	0.37%	0.22%
One Choice Blend+ 2020 Portfolio	0.01%	0.57%	0.37%	0.22%
One Choice Blend+ 2025 Portfolio	0.01%	0.57%	0.37%	0.22%
One Choice Blend+ 2030 Portfolio	0.01%	0.57%	0.37%	0.22%
One Choice Blend+ 2035 Portfolio	0.00%*	0.58%	0.38%	0.23%
*Fee waiver was less than 0.005%.

The total amount of the waiver for each class of each fund listed below for the period ended January 31, 2023 is as follows:

	Investor Class	I Class*	A Class*	R Class*	R6 Class
One Choice Blend+ 2015 Portfolio	$29	—	—	—	$252
One Choice Blend+ 2020 Portfolio	$97	—	—	$1	$496
One Choice Blend+ 2025 Portfolio	$201	—	—	—	$956
One Choice Blend+ 2030 Portfolio	$131	—	—	$3	$766
One Choice Blend+ 2035 Portfolio	$45	—	—	$2	$291
*Amounts shown as "—" were less than $0.50.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. These fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended January 31, 2023 are detailed in the Statements of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds  and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — One Choice Blend+ 2065 Portfolio’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses. The impact of other expenses to the annualized ratio of operating expenses to average net assets was 0.02% for the period ended January 31, 2023.

4. Investment Transactions

Investment transactions for the period ended January 31, 2023 were as follows:

	One Choice Blend+ 2015 Portfolio	One Choice Blend+ 2020 Portfolio	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio
Purchases	$682,316	$6,924,199	$8,969,135	$11,784,617
Sales	$794,186	$2,312,870	$5,660,028	$6,424,563

	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio
Purchases	$9,623,121	$7,861,269	$8,470,114	$6,459,036
Sales	$6,533,348	$3,753,025	$4,478,318	$3,053,604

	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
Purchases	$4,412,028	$3,283,039	$1,089,989
Sales	$3,117,975	$994,920	$724,379

5. Capital Share Transactions

The corporation is authorized to issue 6,000,000,000 shares. Transactions in shares of the funds were as follows:

	Six months ended January 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
One Choice Blend+ 2015 Portfolio
Investor Class
Sold	8,034	$72,407	29,334	$307,041
Issued in reinvestment of distributions	1,274	11,157	832	8,642
Redeemed	(1,414)	(12,541)	(4,065)	(40,423)
	7,894	71,023	26,101	275,260
I Class
Sold	—	—	957	9,950
Issued in reinvestment of distributions	16	139	11	119
Redeemed	—	—	(957)	(10,007)
	16	139	11	62
A Class
Issued in reinvestment of distributions	13	117	10	99
R Class
Sold	119	1,063	293	2,976
Issued in reinvestment of distributions	17	148	11	116
Redeemed	(99)	(890)	(104)	(1,020)
	37	321	200	2,072
R6 Class
Sold	19,628	177,652	469,331	4,571,586
Issued in reinvestment of distributions	11,768	103,090	12	125
Redeemed	(51,683)	(461,665)	(67,933)	(645,418)
	(20,287)	(180,923)	401,410	3,926,293
Net increase (decrease)	(12,327)	$(109,323)	427,732	$4,203,786

	Six months ended January 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
One Choice Blend+ 2020 Portfolio
Investor Class
Sold	50,259	$470,873	157,301	$1,661,090
Issued in reinvestment of distributions	4,739	41,607	3,164	33,063
Redeemed	(20,975)	(191,080)	(45,324)	(421,011)
	34,023	321,400	115,141	1,273,142
I Class
Sold	—	—	101	976
Issued in reinvestment of distributions	35	304	24	256
	35	304	125	1,232
A Class
Issued in reinvestment of distributions	26	234	21	217
R Class
Sold	490	4,293	274	2,537
Issued in reinvestment of distributions	37	328	19	196
Redeemed	(464)	(4,225)	(6)	(57)
	63	396	287	2,676
R6 Class
Sold	678,617	6,047,508	792,578	7,916,422
Issued in reinvestment of distributions	25,548	224,312	26	269
Redeemed	(223,781)	(1,977,743)	(122,762)	(1,169,663)
	480,384	4,294,077	669,842	6,747,028
Net increase (decrease)	514,531	$4,616,411	785,416	$8,024,295

	Six months ended January 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
One Choice Blend+ 2025 Portfolio
Investor Class
Sold	122,332	$1,116,256	273,091	$2,786,933
Issued in reinvestment of distributions	13,411	115,870	7,607	79,040
Redeemed	(8,534)	(75,464)	(103,721)	(1,041,359)
	127,209	1,156,662	176,977	1,824,614
I Class
Issued in reinvestment of distributions	16	145	15	152
A Class
Issued in reinvestment of distributions	14	124	13	133
R Class
Sold	327	2,899	5,338	54,840
Issued in reinvestment of distributions	49	423	108	1,127
Redeemed	(44)	(400)	(4,961)	(49,162)
	332	2,922	485	6,805
R6 Class
Sold	743,406	6,502,374	2,383,054	22,904,859
Issued in reinvestment of distributions	65,527	566,153	15	159
Redeemed	(544,000)	(4,871,756)	(282,734)	(2,658,713)
	264,933	2,196,771	2,100,335	20,246,305
Net increase (decrease)	392,504	$3,356,624	2,277,825	$22,078,009

	Six months ended January 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
One Choice Blend+ 2030 Portfolio
Investor Class
Sold	164,762	$1,476,144	275,586	$2,802,570
Issued in reinvestment of distributions	15,176	130,061	7,400	77,258
Redeemed	(34,768)	(308,571)	(94,183)	(931,007)
	145,170	1,297,634	188,803	1,948,821
I Class
Issued in reinvestment of distributions	18	158	14	145
A Class
Issued in reinvestment of distributions	16	136	12	126
R Class
Sold	5,694	50,547	7,165	72,518
Issued in reinvestment of distributions	315	2,701	109	1,133
Redeemed	(419)	(3,736)	(168)	(1,658)
	5,590	49,512	7,106	71,993
R6 Class
Sold	922,151	8,118,102	2,446,874	23,955,298
Issued in reinvestment of distributions	87,141	746,796	15	152
Redeemed	(540,854)	(4,703,466)	(242,421)	(2,367,760)
	468,438	4,161,432	2,204,468	21,587,690
Net increase (decrease)	619,232	$5,508,872	2,400,403	$23,608,775

	Six months ended January 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
One Choice Blend+ 2035 Portfolio
Investor Class
Sold	80,762	$713,743	262,874	$2,638,852
Issued in reinvestment of distributions	13,056	110,586	5,949	62,283
Redeemed	(16,348)	(146,180)	(88,154)	(882,461)
	77,470	678,149	180,669	1,818,674
I Class
Issued in reinvestment of distributions	110	930	83	869
A Class
Issued in reinvestment of distributions	17	139	12	130
R Class
Sold	14,288	123,679	8,725	82,957
Issued in reinvestment of distributions	436	3,695	54	575
Redeemed	(8,726)	(74,802)	(302)	(3,038)
	5,998	52,572	8,477	80,494
R6 Class
Sold	917,120	7,971,812	2,476,842	24,299,869
Issued in reinvestment of distributions	84,321	714,197	15	156
Redeemed	(729,398)	(6,151,060)	(225,557)	(2,053,268)
	272,043	2,534,949	2,251,300	22,246,757
Net increase (decrease)	355,638	$3,266,739	2,440,541	$24,146,924

	Six months ended January 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
One Choice Blend+ 2040 Portfolio
Investor Class
Sold	73,708	$636,544	100,859	$1,027,733
Issued in reinvestment of distributions	5,373	45,457	2,946	30,962
Redeemed	(6,886)	(60,188)	(17,431)	(177,326)
	72,195	621,813	86,374	881,369
I Class
Issued in reinvestment of distributions	17	146	15	159
A Class
Sold	—	—	2,753	30,208
Issued in reinvestment of distributions	97	818	86	903
	97	818	2,839	31,111
R Class
Sold	5,546	48,265	13,729	136,758
Issued in reinvestment of distributions	413	3,493	181	1,900
Redeemed	(1,375)	(12,261)	(4,810)	(45,509)
	4,584	39,497	9,100	93,149
R6 Class
Sold	831,509	7,212,182	2,280,688	22,083,742
Issued in reinvestment of distributions	82,294	696,210	16	165
Redeemed	(510,231)	(4,325,637)	(134,597)	(1,293,804)
	403,572	3,582,755	2,146,107	20,790,103
Net increase (decrease)	480,465	$4,245,029	2,244,435	$21,795,891

	Six months ended January 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
One Choice Blend+ 2045 Portfolio
Investor Class
Sold	46,838	$405,493	164,993	$1,633,369
Issued in reinvestment of distributions	7,182	60,832	2,266	23,979
Redeemed	(4,844)	(43,260)	(19,864)	(196,913)
	49,176	423,065	147,395	1,460,435
I Class
Sold	—	—	942	10,000
Issued in reinvestment of distributions	50	425	43	450
	50	425	985	10,450
A Class
Issued in reinvestment of distributions	15	127	13	136
R Class
Sold	14,452	127,778	6,620	64,025
Issued in reinvestment of distributions	236	1,996	53	562
Redeemed	(495)	(4,429)	(1,510)	(14,013)
	14,193	125,345	5,163	50,574
R6 Class
Sold	973,033	8,442,855	2,567,009	24,836,124
Issued in reinvestment of distributions	87,063	736,554	15	162
Redeemed	(661,191)	(5,574,029)	(128,082)	(1,176,014)
	398,905	3,605,380	2,438,942	23,660,272
Net increase (decrease)	462,339	$4,154,342	2,592,498	$25,181,867

	Six months ended January 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
One Choice Blend+ 2050 Portfolio
Investor Class
Sold	55,640	$497,709	97,949	$941,829
Issued in reinvestment of distributions	4,708	39,876	2,683	28,443
Redeemed	(33,984)	(304,258)	(15,321)	(152,197)
	26,364	233,327	85,311	818,075
I Class
Issued in reinvestment of distributions	17	140	16	171
A Class
Issued in reinvestment of distributions	14	119	14	151
R Class
Sold	5,665	49,385	14,026	133,137
Issued in reinvestment of distributions	612	5,182	315	3,333
Redeemed	(7,384)	(66,718)	(2,775)	(27,366)
	(1,107)	(12,151)	11,566	109,104
R6 Class
Sold	798,273	6,929,076	1,710,626	16,533,446
Issued in reinvestment of distributions	61,201	517,760	17	178
Redeemed	(494,530)	(4,166,745)	(69,888)	(667,996)
	364,944	3,280,091	1,640,755	15,865,628
Net increase (decrease)	390,232	$3,501,526	1,737,662	$16,793,129

	Six months ended January 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
One Choice Blend+ 2055 Portfolio
Investor Class
Sold	32,471	$284,978	58,266	$585,196
Issued in reinvestment of distributions	3,117	26,304	1,818	19,309
Redeemed	(6,632)	(57,918)	(22,416)	(202,882)
	28,956	253,364	37,668	401,623
I Class
Issued in reinvestment of distributions	18	151	16	174
A Class
Issued in reinvestment of distributions	15	130	15	154
R Class
Sold	7,449	64,618	21,321	211,607
Issued in reinvestment of distributions	445	3,758	166	1,760
Redeemed	(10,557)	(97,132)	(3,022)	(27,561)
	(2,663)	(28,756)	18,465	185,806
R6 Class
Sold	510,288	4,440,083	1,141,573	11,110,629
Issued in reinvestment of distributions	36,829	311,208	17	181
Redeemed	(432,098)	(3,606,087)	(96,616)	(920,566)
	115,019	1,145,204	1,044,974	10,190,244
Net increase (decrease)	141,345	$1,370,093	1,101,138	$10,778,001

	Six months ended January 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
One Choice Blend+ 2060 Portfolio
Investor Class
Sold	36,284	$319,877	52,889	$524,978
Issued in reinvestment of distributions	2,340	19,913	994	10,577
Redeemed	(10,857)	(95,662)	(7,078)	(70,536)
	27,767	244,128	46,805	465,019
I Class
Sold	—	—	674	7,130
Issued in reinvestment of distributions	33	283	27	291
	33	283	701	7,421
A Class
Sold	32	283	16	140
Issued in reinvestment of distributions	13	110	15	150
	45	393	31	290
R Class
Sold	1,249	10,882	10,884	105,523
Issued in reinvestment of distributions	84	715	75	796
Redeemed	(7,920)	(70,181)	(2,153)	(19,550)
	(6,587)	(58,584)	8,806	86,769
R6 Class
Sold	390,493	3,413,780	468,475	4,506,850
Issued in reinvestment of distributions	17,778	151,110	17	176
Redeemed	(172,612)	(1,450,194)	(46,587)	(430,801)
	235,659	2,114,696	421,905	4,076,225
Net increase (decrease)	256,917	$2,300,916	478,248	$4,635,724

	Six months ended January 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
One Choice Blend+ 2065 Portfolio
Investor Class
Sold	38,873	$342,480	83,912	$842,382
Issued in reinvestment of distributions	5,742	48,349	2,060	22,019
Redeemed	(13,720)	(120,299)	(11,632)	(120,966)
	30,895	270,530	74,340	743,435
I Class
Issued in reinvestment of distributions	23	190	16	174
A Class
Issued in reinvestment of distributions	20	169	14	154
R Class
Sold	9,435	82,477	27,795	288,450
Issued in reinvestment of distributions	1,035	8,700	489	5,230
Redeemed	(1,970)	(17,353)	(10,386)	(103,620)
	8,500	73,824	17,898	190,060
R6 Class
Sold	80,454	700,563	102,821	992,817
Issued in reinvestment of distributions	2,075	17,451	17	180
Redeemed	(80,022)	(668,968)	(3,269)	(29,427)
	2,507	49,046	99,569	963,570
Net increase (decrease)	41,945	$393,759	191,837	$1,897,393

6. Fair Value Measurements

The funds' investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds' investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds' portfolio holdings.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	One Choice Blend+ 2015 Portfolio	One Choice Blend+ 2020 Portfolio	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio
Federal tax cost of investments	$4,194,856	$12,559,673	$26,794,936	$30,778,142
Gross tax appreciation of investments	$16,953	$37,078	$158,011	$83,891
Gross tax depreciation of investments	(249,730)	(587,047)	(1,245,364)	(1,722,565)
Net tax appreciation (depreciation) of investments	$(232,777)	$(549,969)	$(1,087,353)	$(1,638,674)

	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio
Federal tax cost of investments	$28,736,637	$26,892,741	$29,904,978	$21,346,618
Gross tax appreciation of investments	—	$24,307	—	—
Gross tax depreciation of investments	$(2,047,705)	(1,455,284)	$(1,594,078)	$(1,025,653)
Net tax appreciation (depreciation) of investments	$(2,047,705)	$(1,430,977)	$(1,594,078)	$(1,025,653)

	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
Federal tax cost of investments	$12,553,288	$7,321,949	$2,780,343
Gross tax appreciation of investments	—	—	—
Gross tax depreciation of investments	$(773,651)	$(233,151)	$(127,940)
Net tax appreciation (depreciation) of investments	$(773,651)	$(233,151)	$(127,940)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of July 31, 2022, One Choice Blend+ 2020 Portfolio had accumulated short-term capital losses of $(44,870), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

8. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.

9. Risk Factors

The value of the funds’ shares will go up and down based on the performance of the underlying funds in which they invest. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

10. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended January 31, 2023 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2015 Portfolio (Amounts in thousands)
Avantis Core Fixed Income Fund	$1,095	$146	$136	$(20)	$1,085	127	$(23)	$17
Avantis Short-Term Fixed Income Fund	245	17	26	(2)	234	25	(2)	2
High Income Fund	151	6	19	1	139	17	(3)	5
Inflation-Adjusted Bond Fund	199	15	11	(18)	185	17	(2)	9
Short Duration Inflation Protection Bond Fund	246	28	22	(18)	234	23	(1)	12
American Century Low Volatility ETF	211	1	28	6	190	4	(3)	2
Avantis U.S. Equity Fund	362	20	72	14	324	23	(9)	5
Avantis U.S. Small Cap Value Fund	37	3	7	1	34	2	—	2
Focused Large Cap Value Fund	282	15	46	5	256	26	(5)	16
Growth Fund	—	216	1	—	215	5	—	6
Heritage Fund	20	—	5	2	17	1	(1)	—
Mid Cap Value Fund	70	4	11	1	64	4	(2)	5
Small Cap Growth Fund	37	—	6	3	34	2	(1)	—
Emerging Markets Debt Fund	50	1	6	2	47	5	(1)	1
Global Bond Fund	495	70	52	(34)	479	56	(8)	27
Avantis International Equity Fund	186	7	34	17	176	16	(6)	4
Focused International Growth Fund	101	4	18	7	94	6	(4)	1
Global Real Estate Fund	43	—	1	(1)	41	3	—	—
International Value Fund	—	108	1	7	114	14	—	3
Focused Dynamic Growth Fund(3)	242	20	277	15	—	—	(33)	—
Non-U.S. Intrinsic Value Fund	116	1	125	8	—	—	(6)	—
	$4,188	$682	$904	$(4)	$3,962	376	$(110)	$117
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2020 Portfolio (Amounts in thousands)
Avantis Core Fixed Income Fund	$1,899	$1,770	$387	$7	$3,289	384	$(55)	$39
Avantis Short-Term Fixed Income Fund	342	356	71	2	629	67	(4)	4
High Income Fund	303	247	58	8	500	60	(9)	12
Inflation-Adjusted Bond Fund	337	329	52	(31)	583	54	(7)	21
Short Duration Inflation Protection Bond Fund	382	396	66	(30)	682	67	(4)	25
American Century Low Volatility ETF	345	223	68	22	522	12	(7)	3
Avantis U.S. Equity Fund	708	460	235	57	990	71	(23)	13
Avantis U.S. Small Cap Value Fund	73	48	20	5	106	7	(1)	6
Focused Large Cap Value Fund	531	351	126	18	774	78	(13)	38
Growth Fund	—	726	82	16	660	17	(3)	14
Heritage Fund	51	25	14	6	68	3	(3)	—
Mid Cap Value Fund	132	86	27	5	196	12	(4)	11
Small Cap Growth Fund	71	42	16	10	107	5	(4)	1
Emerging Markets Debt Fund	106	83	22	9	176	20	(4)	3
Global Bond Fund	836	844	174	(51)	1,455	169	(25)	62
Avantis Emerging Markets Equity Fund	15	15	2	2	30	3	—	1
Avantis International Equity Fund	352	223	129	56	502	46	(17)	9
Focused International Growth Fund	192	127	70	33	282	17	(17)	3
Global Real Estate Fund	84	54	19	6	125	10	(6)	1
International Small-Mid Cap Fund(3)	9	3	3	1	10	1	(1)	—
International Value Fund	—	322	17	19	324	41	1	8
Focused Dynamic Growth Fund(3)	471	131	661	59	—	—	(101)	—
Non-U.S. Intrinsic Value Fund	217	62	301	22	—	—	(12)	—
Emerging Markets Fund	11	1	16	4	—	—	(4)	—
	$7,467	$6,924	$2,636	$255	$12,010	1,144	$(323)	$274
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2025 Portfolio (Amounts in thousands)
Avantis Core Fixed Income Fund	$5,409	$1,995	$767	$(71)	$6,566	767	$(94)	$90
Avantis Short-Term Fixed Income Fund	556	228	51	(3)	730	78	(3)	5
High Income Fund	1,075	310	142	10	1,253	150	(18)	36
Inflation-Adjusted Bond Fund	924	342	73	(85)	1,108	103	(6)	46
Short Duration Inflation Protection Bond Fund	862	349	76	(65)	1,070	106	(2)	45
American Century Low Volatility ETF	822	160	115	32	899	20	(8)	6
Avantis U.S. Equity Fund	2,495	544	569	112	2,582	186	(40)	38
Avantis U.S. Small Cap Value Fund	250	69	66	10	263	18	(1)	16
Focused Large Cap Value Fund	1,802	391	335	42	1,900	190	(29)	104
Growth Fund	—	1,803	91	18	1,730	44	(5)	40
Heritage Fund	258	50	72	24	260	11	(11)	—
Mid Cap Value Fund	446	99	88	11	468	29	(9)	29
Small Cap Growth Fund	244	50	46	22	270	14	(8)	2
Avantis Emerging Markets Equity Fund	144	136	19	14	275	26	(3)	9
Avantis International Equity Fund	1,156	215	285	122	1,208	110	(40)	25
Focused International Growth Fund	642	126	156	63	675	41	(35)	8
Global Real Estate Fund	303	64	40	1	328	27	(9)	2
International Small-Mid Cap Fund(3)	81	10	21	9	79	8	(6)	—
International Value Fund	—	712	1	44	755	96	—	21
Emerging Markets Debt Fund	426	108	55	24	503	56	(8)	9
Global Bond Fund	2,296	921	277	(154)	2,786	324	(30)	135
Focused Dynamic Growth Fund(3)	1,665	226	1,985	94	—	—	(205)	—
Non-U.S. Intrinsic Value Fund	691	52	795	52	—	—	(30)	—
Emerging Markets Fund	129	9	166	28	—	—	(31)	—
	$22,676	$8,969	$6,291	$354	$25,708	2,404	$(631)	$666
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2030 Portfolio (Amounts in thousands)
American Century Low Volatility ETF	$578	$163	$55	$22	$708	16	$(7)	$5
Avantis U.S. Equity Fund	3,165	894	639	158	3,578	257	(78)	53
Avantis U.S. Small Cap Value Fund	302	89	61	12	342	23	(4)	22
Focused Dynamic Growth Fund(3)	2,130	542	2,455	237	454	11	(384)	—
Focused Large Cap Value Fund	2,161	677	404	52	2,486	249	(51)	141
Growth Fund	—	2,008	43	13	1,978	50	(1)	46
Heritage Fund	407	99	93	33	446	19	(16)	—
Mid Cap Value Fund	528	148	78	9	607	37	(11)	40
Small Cap Growth Fund	294	70	36	22	350	18	(7)	2
Avantis Core Fixed Income Fund	5,182	2,509	933	(35)	6,723	785	(133)	92
Avantis Short-Term Fixed Income Fund	250	143	44	—	349	37	(3)	2
High Income Fund	1,171	476	190	17	1,474	177	(31)	42
Inflation-Adjusted Bond Fund	760	405	98	(74)	993	92	(11)	43
Short Duration Inflation Protection Bond Fund	525	325	78	(44)	728	72	(3)	32
Avantis Emerging Markets Equity Fund	272	262	37	27	524	49	(8)	17
Avantis International Equity Fund	1,328	350	300	155	1,533	139	(55)	32
Emerging Markets Fund	298	51	308	80	121	11	(80)	3
Focused International Growth Fund	739	217	192	83	847	52	(48)	11
Global Real Estate Fund	383	119	68	10	444	36	(21)	3
International Small-Mid Cap Fund(3)	170	26	27	13	182	18	(8)	—
International Value Fund	—	732	1	46	777	99	—	23
Non-U.S. Intrinsic Value Fund	775	172	907	95	135	14	(56)	7
Emerging Markets Debt Fund	522	193	88	35	662	74	(15)	13
Global Bond Fund	2,090	1,115	368	(139)	2,698	314	(47)	137
	$24,030	$11,785	$7,503	$827	$29,139	2,649	$(1,078)	$766
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2035 Portfolio (Amounts in thousands)
American Century Low Volatility ETF	$210	$89	$41	$11	$269	6	$(7)	$2
Avantis U.S. Equity Fund	3,699	931	882	198	3,946	284	(149)	59
Avantis U.S. Small Cap Value Fund	343	89	80	13	365	25	(10)	23
Focused Dynamic Growth Fund(3)	2,503	699	1,991	313	1,524	36	(451)	—
Focused Large Cap Value Fund	2,437	712	622	77	2,604	261	(98)	149
Growth Fund	—	1,178	2	8	1,184	30	—	27
Heritage Fund	556	109	127	49	587	26	(32)	—
Mid Cap Value Fund	589	153	133	16	625	38	(25)	42
Small Cap Growth Fund	333	84	79	36	374	19	(23)	2
Avantis Core Fixed Income Fund	4,475	2,055	1,180	12	5,362	626	(176)	77
Avantis Short-Term Fixed Income Fund	68	44	18	—	94	10	(1)	1
High Income Fund	1,093	406	262	27	1,264	152	(46)	38
Inflation-Adjusted Bond Fund	489	236	100	(41)	584	54	(13)	26
Short Duration Inflation Protection Bond Fund	140	104	32	(12)	200	20	(2)	9
Avantis Emerging Markets Equity Fund	405	260	83	40	622	58	(21)	21
Avantis International Equity Fund	1,415	361	409	172	1,539	140	(91)	32
Emerging Markets Fund	548	106	389	124	389	36	(121)	10
Focused International Growth Fund	795	221	259	99	856	52	(74)	10
Global Real Estate Fund	450	125	95	14	494	40	(32)	4
International Small-Mid Cap Fund(3)	273	52	75	31	281	28	(25)	—
International Value Fund	—	437	—	27	464	59	—	14
Non-U.S. Intrinsic Value Fund	798	194	712	144	424	44	(94)	21
Emerging Markets Debt Fund	552	175	131	41	637	71	(24)	13
Global Bond Fund	1,695	803	400	(97)	2,001	233	(54)	106
	$23,866	$9,623	$8,102	$1,302	$26,689	2,348	$(1,569)	$686
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2040 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$3,726	$938	$507	$172	$4,329	311	$(80)	$66
Avantis U.S. Small Cap Value Fund	340	101	58	14	397	27	(5)	26
Focused Dynamic Growth Fund(3)	2,509	725	923	148	2,459	59	(232)	—
Focused Large Cap Value Fund	2,415	669	368	53	2,769	277	(54)	160
Growth Fund	—	509	6	3	506	13	(1)	12
Heritage Fund	611	139	93	44	701	31	(19)	—
Mid Cap Value Fund	579	163	88	11	665	41	(14)	43
Small Cap Growth Fund	333	79	33	25	404	21	(8)	3
Avantis Emerging Markets Equity Fund	440	263	64	38	677	63	(13)	23
Avantis International Equity Fund	1,360	357	275	154	1,596	145	(50)	34
Emerging Markets Fund	656	178	297	108	645	60	(88)	17
Focused International Growth Fund	766	220	176	83	893	54	(45)	11
Global Real Estate Fund	461	137	51	2	549	45	(16)	4
International Small-Mid Cap Fund(3)	319	66	46	25	364	37	(13)	—
International Value Fund	—	191	5	12	198	25	—	6
Non-U.S. Intrinsic Value Fund	744	220	399	135	700	72	(52)	35
Avantis Core Fixed Income Fund	3,262	1,620	703	(12)	4,167	487	(98)	59
High Income Fund	818	345	154	15	1,024	123	(25)	30
Inflation-Adjusted Bond Fund	298	146	45	(28)	371	35	(6)	17
Emerging Markets Debt Fund	432	174	81	30	555	62	(14)	12
Global Bond Fund	1,198	621	247	(79)	1,493	174	(33)	81
	$21,267	$7,861	$4,619	$953	$25,462	2,162	$(866)	$639
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2045 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$4,656	$1,390	$938	$245	$5,353	385	$(154)	$77
Avantis U.S. Small Cap Value Fund	419	139	86	19	491	33	(10)	30
Focused Dynamic Growth Fund(3)	3,128	1,228	958	164	3,562	85	(226)	—
Focused Large Cap Value Fund	3,043	949	556	76	3,512	352	(91)	189
Heritage Fund	753	204	155	58	860	37	(31)	—
Mid Cap Value Fund	729	226	140	19	834	51	(26)	53
Small Cap Growth Fund	416	127	82	37	498	26	(19)	3
Avantis Emerging Markets Equity Fund	557	151	101	47	654	61	(25)	21
Avantis International Equity Fund	1,702	479	419	200	1,962	178	(89)	40
Emerging Markets Fund	833	242	216	102	961	89	(71)	25
Focused International Growth Fund	957	295	265	109	1,096	67	(73)	13
Global Real Estate Fund	575	204	128	21	672	54	(41)	5
International Small-Mid Cap Fund(3)	393	103	80	37	453	46	(26)	—
Non-U.S. Intrinsic Value Fund	941	257	262	163	1,099	114	(55)	53
Avantis Core Fixed Income Fund	2,744	1,399	711	8	3,440	402	(102)	48
High Income Fund	693	290	148	15	850	102	(25)	25
Inflation-Adjusted Bond Fund	251	125	48	(22)	306	29	(6)	14
Emerging Markets Debt Fund	368	141	80	27	456	51	(15)	9
Global Bond Fund	1,011	521	219	(61)	1,252	146	(29)	65
	$24,169	$8,470	$5,592	$1,264	$28,311	2,308	$(1,114)	$670
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2050 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$3,445	$1,170	$612	$172	$4,175	300	$(96)	$62
Avantis U.S. Small Cap Value Fund	312	114	66	13	373	25	(7)	24
Focused Dynamic Growth Fund(3)	2,315	1,088	752	118	2,769	66	(175)	—
Focused Large Cap Value Fund	2,254	858	424	58	2,746	275	(65)	150
Heritage Fund	561	189	137	50	663	29	(28)	—
Mid Cap Value Fund	539	186	89	12	648	40	(16)	42
Small Cap Growth Fund	307	113	75	32	377	19	(18)	2
Avantis Emerging Markets Equity Fund	412	128	72	36	504	47	(17)	17
Avantis International Equity Fund	1,260	402	290	154	1,526	138	(61)	32
Emerging Markets Fund	619	212	151	77	757	70	(49)	20
Focused International Growth Fund	709	250	194	86	851	52	(52)	10
Global Real Estate Fund	425	155	73	10	517	42	(24)	4
International Small-Mid Cap Fund(3)	293	84	58	30	349	35	(19)	—
Non-U.S. Intrinsic Value Fund	698	241	212	129	856	89	(41)	43
Avantis Core Fixed Income Fund	1,395	708	357	1	1,747	204	(50)	25
High Income Fund	350	152	76	8	434	52	(12)	13
Inflation-Adjusted Bond Fund	125	66	21	(12)	158	15	(3)	7
Emerging Markets Debt Fund	186	72	37	13	234	26	(7)	5
Global Bond Fund	512	271	113	(33)	637	74	(15)	35
	$16,717	$6,459	$3,809	$954	$20,321	1,598	$(755)	$491
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2055 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$2,254	$896	$769	$145	$2,526	182	$(122)	$38
Avantis U.S. Small Cap Value Fund	202	78	63	10	227	15	(8)	14
Focused Dynamic Growth Fund(3)	1,498	753	659	114	1,706	41	(163)	—
Focused Large Cap Value Fund	1,476	624	502	60	1,658	166	(79)	90
Heritage Fund	361	133	127	35	402	17	(24)	—
Mid Cap Value Fund	354	135	108	14	395	24	(21)	25
Small Cap Growth Fund	200	77	67	21	231	12	(14)	2
Avantis Emerging Markets Equity Fund	271	99	101	34	303	28	(25)	10
Avantis International Equity Fund	827	301	329	118	917	83	(76)	19
Emerging Markets Fund	407	148	173	70	452	42	(59)	12
Focused International Growth Fund	461	179	198	68	510	31	(57)	6
Global Real Estate Fund	280	114	101	22	315	26	(34)	2
International Small-Mid Cap Fund(3)	191	63	69	25	210	21	(22)	—
Non-U.S. Intrinsic Value Fund	458	159	195	90	512	53	(46)	25
Avantis Core Fixed Income Fund	665	366	269	11	773	90	(38)	11
High Income Fund	168	79	63	7	191	23	(11)	6
Inflation-Adjusted Bond Fund	60	32	19	(5)	68	6	(2)	3
Emerging Markets Debt Fund	90	38	34	8	102	11	(6)	2
Global Bond Fund	245	138	91	(10)	282	33	(12)	15
	$10,468	$4,412	$3,937	$837	$11,780	904	$(819)	$280
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2060 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$1,028	$702	$247	$74	$1,557	112	$(41)	$23
Avantis U.S. Small Cap Value Fund	92	63	22	5	138	9	(3)	9
Focused Dynamic Growth Fund(3)	680	534	212	37	1,039	25	(52)	—
Focused Large Cap Value Fund	673	494	165	26	1,028	103	(26)	55
Heritage Fund	165	104	40	17	246	11	(9)	—
Mid Cap Value Fund	162	109	32	5	244	15	(6)	16
Small Cap Growth Fund	91	60	22	11	140	7	(6)	1
Avantis Emerging Markets Equity Fund	124	82	36	17	187	17	(9)	6
Avantis International Equity Fund	377	232	104	63	568	52	(24)	12
Emerging Markets Fund	185	128	64	34	283	26	(21)	7
Focused International Growth Fund	210	134	64	35	315	19	(19)	4
Global Real Estate Fund	127	91	33	9	194	16	(11)	1
International Small-Mid Cap Fund(3)	87	49	19	12	129	13	(7)	—
Non-U.S. Intrinsic Value Fund	209	135	70	52	326	34	(15)	16
Avantis Core Fixed Income Fund	249	206	78	3	380	44	(11)	5
High Income Fund	64	44	16	2	94	11	(3)	3
Inflation-Adjusted Bond Fund	23	17	5	(2)	33	3	(1)	2
Emerging Markets Debt Fund	34	21	8	3	50	6	(1)	1
Global Bond Fund	92	78	26	(6)	138	16	(3)	7
	$4,672	$3,283	$1,263	$397	$7,089	539	$(268)	$168
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2065 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$502	$228	$176	$30	$584	42	$(25)	$7
Avantis U.S. Small Cap Value Fund	45	21	16	2	52	4	(2)	3
Focused Dynamic Growth Fund(3)	333	160	134	29	388	9	(36)	—
Focused Large Cap Value Fund	329	165	123	13	384	38	(19)	17
Heritage Fund	81	33	32	10	92	4	(8)	—
Mid Cap Value Fund	79	38	28	3	92	6	(5)	5
Small Cap Growth Fund	44	19	17	6	52	3	(4)	—
Avantis Emerging Markets Equity Fund	60	29	26	8	71	7	(6)	2
Avantis International Equity Fund	184	78	74	25	213	19	(16)	4
Emerging Markets Fund	90	43	47	19	105	10	(16)	2
Focused International Growth Fund	103	46	44	13	118	7	(12)	1
Global Real Estate Fund	61	32	28	6	71	6	(9)	—
International Small-Mid Cap Fund(3)	43	18	20	7	48	5	(8)	—
Non-U.S. Intrinsic Value Fund	102	45	46	18	119	12	(10)	5
Avantis Core Fixed Income Fund	122	76	58	2	142	17	(7)	2
High Income Fund	31	17	13	1	36	4	(2)	1
Inflation-Adjusted Bond Fund	11	6	4	1	14	1	—	1
Emerging Markets Debt Fund	17	8	8	2	19	2	(2)	—
Global Bond Fund	45	28	20	(1)	52	6	(2)	2
	$2,282	$1,090	$914	$194	$2,652	202	$(189)	$52
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2015 Portfolio
Investor Class
2023(2)	$9.41	0.20	(0.18)	0.02	(0.25)	(0.01)	(0.26)	$9.17	0.26%	0.57%(3)	0.58%(3)	4.36%(3)	4.35%(3)	17%	$446
2022	$10.51	0.29	(1.17)	(0.88)	(0.22)	—	(0.22)	$9.41	(8.57)%	0.57%	0.58%	1.58%	1.57%	29%	$383
2021(4)	$10.00	0.01(5)	0.50	0.51	—	—	—	$10.51	5.10%	0.56%(3)	0.58%(3)	0.52%(3)	0.50%(3)	—	$153
I Class
2023(2)	$9.42	0.21	(0.19)	0.02	(0.26)	(0.01)	(0.27)	$9.17	0.36%	0.37%(3)	0.38%(3)	4.56%(3)	4.55%(3)	17%	$5
2022	$10.51	0.32	(1.17)	(0.85)	(0.24)	—	(0.24)	$9.42	(8.32)%	0.37%	0.38%	1.78%	1.77%	29%	$5
2021(4)	$10.00	0.04(5)	0.47	0.51	—	—	—	$10.51	5.10%	0.36%(3)	0.38%(3)	0.72%(3)	0.70%(3)	—	$5
A Class
2023(2)	$9.40	0.19	(0.19)	—(6)	(0.22)	(0.01)	(0.23)	$9.17	0.12%	0.82%(3)	0.83%(3)	4.11%(3)	4.10%(3)	17%	$5
2022	$10.49	0.26	(1.15)	(0.89)	(0.20)	—	(0.20)	$9.40	(8.68)%	0.82%	0.83%	1.33%	1.32%	29%	$5
2021(4)	$10.00	0.02(5)	0.47	0.49	—	—	—	$10.49	4.90%	0.81%(3)	0.83%(3)	0.27%(3)	0.25%(3)	—	$5
R Class
2023(2)	$9.38	0.19	(0.20)	(0.01)	(0.20)	(0.01)	(0.21)	$9.16	(0.03)%	1.07%(3)	1.08%(3)	3.86%(3)	3.85%(3)	17%	$7
2022	$10.48	0.23	(1.15)	(0.92)	(0.18)	—	(0.18)	$9.38	(8.97)%	1.07%	1.08%	1.08%	1.07%	29%	$7
2021(4)	$10.00	0.01(5)	0.47	0.48	—	—	—	$10.48	4.80%	1.06%(3)	1.08%(3)	0.02%(3)	0.00%(3)(7)	—	$5

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2023(2)	$9.43	0.24	(0.21)	0.03	(0.28)	(0.01)	(0.29)	$9.17	0.40%	0.22%(3)	0.23%(3)	4.71%(3)	4.70%(3)	17%	$3,500
2022	$10.52	0.26	(1.10)	(0.84)	(0.25)	—	(0.25)	$9.43	(8.20)%	0.22%	0.23%	1.93%	1.92%	29%	$3,789
2021(4)	$10.00	0.04(5)	0.48	0.52	—	—	—	$10.52	5.20%	0.21%(3)	0.23%(3)	0.87%(3)	0.85%(3)	—	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended January 31, 2023 (unaudited).
(3)Annualized.
(4)March 10, 2021 (fund inception) through July 31, 2021.
(5)Computed using average shares outstanding throughout the period.
(6)Per-share amount was less than $0.005.
(7)Ratio was less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2020 Portfolio
Investor Class
2023(2)	$9.43	0.18	(0.16)	0.02	(0.25)	—	(0.25)	$9.20	0.36%	0.57%(3)	0.58%(3)	4.42%(3)	4.41%(3)	26%	$1,386
2022	$10.57	0.27	(1.17)	(0.90)	(0.23)	(0.01)	(0.24)	$9.43	(8.32)%	0.57%	0.58%	2.01%	2.00%	36%	$1,099
2021(4)	$10.00	0.02(5)	0.55	0.57	—	—	—	$10.57	5.20%	0.57%(3)	0.58%(3)	0.66%(3)	0.65%(3)	137%	$15
I Class
2023(2)	$9.43	0.22	(0.18)	0.04	(0.27)	—	(0.27)	$9.20	0.56%	0.37%(3)	0.38%(3)	4.62%(3)	4.61%(3)	26%	$11
2022	$10.58	0.32	(1.21)	(0.89)	(0.25)	(0.01)	(0.26)	$9.43	(8.25)%	0.37%	0.38%	2.21%	2.20%	36%	$11
2021(4)	$10.00	0.04(5)	0.54	0.58	—	—	—	$10.58	5.30%	0.37%(3)	0.38%(3)	0.86%(3)	0.85%(3)	137%	$11
A Class
2023(2)	$9.41	0.19	(0.18)	0.01	(0.23)	—	(0.23)	$9.19	0.21%	0.82%(3)	0.83%(3)	4.17%(3)	4.16%(3)	26%	$10
2022	$10.56	0.28	(1.21)	(0.93)	(0.21)	(0.01)	(0.22)	$9.41	(8.61)%	0.82%	0.83%	1.76%	1.75%	36%	$10
2021(4)	$10.00	0.02(5)	0.54	0.56	—	—	—	$10.56	5.10%	0.82%(3)	0.83%(3)	0.41%(3)	0.40%(3)	137%	$11
R Class
2023(2)	$9.39	0.17	(0.16)	0.01	(0.21)	—	(0.21)	$9.19	0.17%	1.07%(3)	1.08%(3)	3.92%(3)	3.91%(3)	26%	$12
2022	$10.55	0.24	(1.20)	(0.96)	(0.19)	(0.01)	(0.20)	$9.39	(8.90)%	1.07%	1.08%	1.51%	1.50%	36%	$12
2021(4)	$10.00	0.01(5)	0.54	0.55	—	—	—	$10.55	5.00%	1.07%(3)	1.08%(3)	0.16%(3)	0.15%(3)	137%	$11

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2023(2)	$9.44	0.21	(0.17)	0.04	(0.28)	—	(0.28)	$9.20	0.61%	0.22%(3)	0.23%(3)	4.77%(3)	4.76%(3)	26%	$10,591
2022	$10.59	0.30	(1.18)	(0.88)	(0.26)	(0.01)	(0.27)	$9.44	(8.13)%	0.22%	0.23%	2.36%	2.35%	36%	$6,335
2021(4)	$10.00	0.04(5)	0.55	0.59	—	—	—	$10.59	5.40%	0.22%(3)	0.23%(3)	1.01%(3)	1.00%(3)	137%	$11

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended January 31, 2023 (unaudited).
(3)Annualized.
(4)March 10, 2021 (fund inception) through July 31, 2021.
(5)Computed using average shares outstanding throughout the period.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2025 Portfolio
Investor Class
2023(2)	$9.30	0.19	(0.13)	0.06	(0.24)	(0.03)	(0.27)	$9.09	0.73%	0.57%(3)	0.58%(3)	4.26%(3)	4.25%(3)	26%	$4,170
2022	$10.55	0.30	(1.27)	(0.97)	(0.26)	(0.02)	(0.28)	$9.30	(9.41)%	0.57%	0.58%	1.93%	1.92%	32%	$3,081
2021(4)	$10.00	0.03(5)	0.52	0.55	—	—	—	$10.55	5.50%	0.57%(3)	0.58%(3)	0.85%(3)	0.84%(3)	24%	$1,629
I Class
2023(2)	$9.31	0.21	(0.14)	0.07	(0.26)	(0.03)	(0.29)	$9.09	0.83%	0.37%(3)	0.38%(3)	4.46%(3)	4.45%(3)	26%	$5
2022	$10.56	0.33	(1.28)	(0.95)	(0.28)	(0.02)	(0.30)	$9.31	(9.25)%	0.37%	0.38%	2.13%	2.12%	32%	$5
2021(4)	$10.00	0.04(5)	0.52	0.56	—	—	—	$10.56	5.60%	0.37%(3)	0.38%(3)	1.05%(3)	1.04%(3)	24%	$5
A Class
2023(2)	$9.28	0.19	(0.13)	0.06	(0.22)	(0.03)	(0.25)	$9.09	0.70%	0.82%(3)	0.83%(3)	4.01%(3)	4.00%(3)	26%	$5
2022	$10.54	0.28	(1.28)	(1.00)	(0.24)	(0.02)	(0.26)	$9.28	(9.70)%	0.82%	0.83%	1.68%	1.67%	32%	$5
2021(4)	$10.00	0.02(5)	0.52	0.54	—	—	—	$10.54	5.40%	0.82%(3)	0.83%(3)	0.60%(3)	0.59%(3)	24%	$5
R Class
2023(2)	$9.27	0.17	(0.13)	0.04	(0.19)	(0.03)	(0.22)	$9.09	0.55%	1.07%(3)	1.08%(3)	3.76%(3)	3.75%(3)	26%	$18
2022	$10.53	0.20	(1.22)	(1.02)	(0.22)	(0.02)	(0.24)	$9.27	(9.90)%	1.07%	1.08%	1.43%	1.42%	32%	$16
2021(4)	$10.00	0.01(5)	0.52	0.53	—	—	—	$10.53	5.30%	1.07%(3)	1.08%(3)	0.35%(3)	0.34%(3)	24%	$13

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2023(2)	$9.32	0.22	(0.15)	0.07	(0.27)	(0.03)	(0.30)	$9.09	0.87%	0.22%(3)	0.23%(3)	4.61%(3)	4.60%(3)	26%	$21,510
2022	$10.57	0.32	(1.25)	(0.93)	(0.30)	(0.02)	(0.32)	$9.32	(9.13)%	0.22%	0.23%	2.28%	2.27%	32%	$19,569
2021(4)	$10.00	0.04(5)	0.53	0.57	—	—	—	$10.57	5.70%	0.22%(3)	0.23%(3)	1.20%(3)	1.19%(3)	24%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended January 31, 2023 (unaudited).
(3)Annualized.
(4)March 10, 2021 (fund inception) through July 31, 2021.
(5)Computed using average shares outstanding throughout the period.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2030 Portfolio
Investor Class
2023(2)	$9.25	0.16	(0.05)	0.11	(0.22)	(0.07)	(0.29)	$9.07	1.36%	0.58%(3)	0.59%(3)	4.13%(3)	4.12%(3)	26%	$4,745
2022	$10.58	0.31	(1.37)	(1.06)	(0.27)	—	(0.27)	$9.25	(10.28)%	0.57%	0.58%	1.75%	1.74%	26%	$3,498
2021(4)	$10.00	0.03(5)	0.55	0.58	—	—	—	$10.58	5.80%	0.57%(3)	0.58%(3)	0.68%(3)	0.67%(3)	3%	$2,002
I Class
2023(2)	$9.27	0.19	(0.08)	0.11	(0.24)	(0.07)	(0.31)	$9.07	1.34%	0.38%(3)	0.39%(3)	4.33%(3)	4.32%(3)	26%	$5
2022	$10.59	0.34	(1.37)	(1.03)	(0.29)	—	(0.29)	$9.27	(10.03)%	0.37%	0.38%	1.95%	1.94%	26%	$5
2021(4)	$10.00	0.04(5)	0.55	0.59	—	—	—	$10.59	5.90%	0.37%(3)	0.38%(3)	0.88%(3)	0.87%(3)	3%	$5
A Class
2023(2)	$9.24	0.17	(0.07)	0.10	(0.20)	(0.07)	(0.27)	$9.07	1.21%	0.83%(3)	0.84%(3)	3.88%(3)	3.87%(3)	26%	$5
2022	$10.57	0.30	(1.38)	(1.08)	(0.25)	—	(0.25)	$9.24	(10.48)%	0.82%	0.83%	1.50%	1.49%	26%	$5
2021(4)	$10.00	0.02(5)	0.55	0.57	—	—	—	$10.57	5.70%	0.82%(3)	0.83%(3)	0.43%(3)	0.42%(3)	3%	$5
R Class
2023(2)	$9.23	0.16	(0.07)	0.09	(0.18)	(0.07)	(0.25)	$9.07	1.07%	1.08%(3)	1.09%(3)	3.63%(3)	3.62%(3)	26%	$123
2022	$10.56	0.26	(1.36)	(1.10)	(0.23)	—	(0.23)	$9.23	(10.67)%	1.07%	1.08%	1.25%	1.24%	26%	$74
2021(4)	$10.00	—(5)(6)	0.56	0.56	—	—	—	$10.56	5.60%	1.07%(3)	1.08%(3)	0.18%(3)	0.17%(3)	3%	$10

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2023(2)	$9.27	0.20	(0.08)	0.12	(0.25)	(0.07)	(0.32)	$9.07	1.49%	0.23%(3)	0.24%(3)	4.48%(3)	4.47%(3)	26%	$24,261
2022	$10.59	0.32	(1.34)	(1.02)	(0.30)	—	(0.30)	$9.27	(9.92)%	0.22%	0.23%	2.10%	2.09%	26%	$20,448
2021(4)	$10.00	0.04(5)	0.55	0.59	—	—	—	$10.59	5.90%	0.22%(3)	0.23%(3)	1.03%(3)	1.02%(3)	3%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended January 31, 2023 (unaudited).
(3)Annualized.
(4)March 10, 2021 (fund inception) through July 31, 2021.
(5)Computed using average shares outstanding throughout the period.
(6)Per-share amount was less than $0.005.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2035 Portfolio
Investor Class
2023(2)	$9.17	0.16	(0.01)	0.15	(0.21)	(0.08)	(0.29)	$9.03	1.89%	0.58%(3)	0.58%(3)	3.78%(3)	3.78%(3)	27%	$3,711
2022	$10.61	0.32	(1.48)	(1.16)	(0.28)	—	(0.28)	$9.17	(11.24)%	0.58%	0.58%	1.54%	1.54%	20%	$3,056
2021(4)	$10.00	0.02(5)	0.59	0.61	—	—	—	$10.61	6.10%	0.58%(3)	0.58%(3)	0.54%(3)	0.54%(3)	2%	$1,620
I Class
2023(2)	$9.18	0.18	(0.02)	0.16	(0.23)	(0.08)	(0.31)	$9.03	1.99%	0.38%(3)	0.38%(3)	3.98%(3)	3.98%(3)	27%	$28
2022	$10.62	0.35	(1.49)	(1.14)	(0.30)	—	(0.30)	$9.18	(11.08)%	0.38%	0.38%	1.74%	1.74%	20%	$27
2021(4)	$10.00	0.03(5)	0.59	0.62	—	—	—	$10.62	6.20%	0.38%(3)	0.38%(3)	0.74%(3)	0.74%(3)	2%	$31
A Class
2023(2)	$9.15	0.16	(0.01)	0.15	(0.19)	(0.08)	(0.27)	$9.03	1.86%	0.83%(3)	0.83%(3)	3.53%(3)	3.53%(3)	27%	$5
2022	$10.60	0.30	(1.49)	(1.19)	(0.26)	—	(0.26)	$9.15	(11.53)%	0.83%	0.83%	1.29%	1.29%	20%	$5
2021(4)	$10.00	0.01(5)	0.59	0.60	—	—	—	$10.60	6.00%	0.83%(3)	0.83%(3)	0.29%(3)	0.29%(3)	2%	$5
R Class
2023(2)	$9.14	0.14	—(6)	0.14	(0.17)	(0.08)	(0.25)	$9.03	1.71%	1.08%(3)	1.08%(3)	3.28%(3)	3.28%(3)	27%	$146
2022	$10.59	0.26	(1.47)	(1.21)	(0.24)	—	(0.24)	$9.14	(11.72)%	1.08%	1.08%	1.04%	1.04%	20%	$93
2021(4)	$10.00	—(5)(6)	0.59	0.59	—	—	—	$10.59	5.90%	1.08%(3)	1.08%(3)	0.04%(3)	0.04%(3)	2%	$18

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2023(2)	$9.19	0.20	(0.03)	0.17	(0.25)	(0.08)	(0.33)	$9.03	2.03%	0.23%(3)	0.23%(3)	4.13%(3)	4.13%(3)	27%	$22,799
2022	$10.62	0.33	(1.45)	(1.12)	(0.31)	—	(0.31)	$9.19	(10.88)%	0.23%	0.23%	1.89%	1.89%	20%	$20,684
2021(4)	$10.00	0.04(5)	0.58	0.62	—	—	—	$10.62	6.20%	0.23%(3)	0.23%(3)	0.89%(3)	0.89%(3)	2%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended January 31, 2023 (unaudited).
(3)Annualized.
(4)March 10, 2021 (fund inception) through July 31, 2021.
(5)Computed using average shares outstanding throughout the period.
(6)Per-share amount was less than $0.005.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2040 Portfolio
Investor Class
2023(2)	$9.14	0.16	0.05	0.21	(0.19)	(0.08)	(0.27)	$9.08	2.48%	0.58%(3)	3.62%(3)	17%	$2,113
2022	$10.65	0.31	(1.52)	(1.21)	(0.28)	(0.02)	(0.30)	$9.14	(11.73)%	0.58%	1.29%	13%	$1,467
2021(4)	$10.00	0.01(5)	0.64	0.65	—	—	—	$10.65	6.50%	0.58%(3)	0.37%(3)	2%	$790
I Class
2023(2)	$9.15	0.17	0.04	0.21	(0.20)	(0.08)	(0.28)	$9.08	2.57%	0.38%(3)	3.82%(3)	17%	$5
2022	$10.66	0.36	(1.55)	(1.19)	(0.30)	(0.02)	(0.32)	$9.15	(11.58)%	0.38%	1.49%	13%	$5
2021(4)	$10.00	0.02(5)	0.64	0.66	—	—	—	$10.66	6.60%	0.38%(3)	0.57%(3)	2%	$5
A Class
2023(2)	$9.12	0.14	0.06	0.20	(0.16)	(0.08)	(0.24)	$9.08	2.44%	0.83%(3)	3.37%(3)	17%	$31
2022	$10.64	0.30	(1.54)	(1.24)	(0.26)	(0.02)	(0.28)	$9.12	(12.02)%	0.83%	1.04%	13%	$30
2021(4)	$10.00	0.01(5)	0.63	0.64	—	—	—	$10.64	6.40%	0.83%(3)	0.12%(3)	2%	$5
R Class
2023(2)	$9.11	0.13	0.06	0.19	(0.14)	(0.08)	(0.22)	$9.08	2.30%	1.08%(3)	3.12%(3)	17%	$152
2022	$10.63	0.27	(1.53)	(1.26)	(0.24)	(0.02)	(0.26)	$9.11	(12.22)%	1.08%	0.79%	13%	$111
2021(4)	$10.00	—(5)(6)	0.63	0.63	—	—	—	$10.63	6.30%	1.08%(3)	(0.13)%(3)	2%	$33
R6 Class
2023(2)	$9.16	0.17	0.05	0.22	(0.22)	(0.08)	(0.30)	$9.08	2.61%	0.23%(3)	3.97%(3)	17%	$23,161
2022	$10.66	0.33	(1.50)	(1.17)	(0.31)	(0.02)	(0.33)	$9.16	(11.37)%	0.23%	1.64%	13%	$19,654
2021(4)	$10.00	0.03(5)	0.63	0.66	—	—	—	$10.66	6.60%	0.23%(3)	0.72%(3)	2%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended January 31, 2023 (unaudited).
(3)Annualized.
(4)March 10, 2021 (fund inception) through July 31, 2021.
(5)Computed using average shares outstanding throughout the period.
(6)Per-share amount was less than $0.005.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2045 Portfolio
Investor Class
2023(2)	$9.15	0.14	0.12	0.26	(0.18)	(0.09)	(0.27)	$9.14	3.06%	0.58%(3)	3.35%(3)	18%	$2,165
2022	$10.68	0.32	(1.56)	(1.24)	(0.29)	—	(0.29)	$9.15	(11.94)%	0.58%	1.08%	12%	$1,719
2021(4)	$10.00	0.01(5)	0.67	0.68	—	—	—	$10.68	6.80%	0.58%(3)	0.24%(3)	10%	$431
I Class
2023(2)	$9.16	0.16	0.10	0.26	(0.19)	(0.09)	(0.28)	$9.14	3.16%	0.38%(3)	3.55%(3)	18%	$14
2022	$10.69	0.34	(1.56)	(1.22)	(0.31)	—	(0.31)	$9.16	(11.79)%	0.38%	1.28%	12%	$14
2021(4)	$10.00	0.02(5)	0.67	0.69	—	—	—	$10.69	6.90%	0.38%(3)	0.44%(3)	10%	$5
A Class
2023(2)	$9.14	0.15	0.09	0.24	(0.16)	(0.09)	(0.25)	$9.13	2.81%	0.83%(3)	3.10%(3)	18%	$5
2022	$10.67	0.31	(1.57)	(1.26)	(0.27)	—	(0.27)	$9.14	(12.14)%	0.83%	0.83%	12%	$5
2021(4)	$10.00	—(5)(6)	0.67	0.67	—	—	—	$10.67	6.70%	0.83%(3)	(0.01)%(3)	10%	$5
R Class
2023(2)	$9.13	0.12	0.10	0.22	(0.13)	(0.09)	(0.22)	$9.13	2.65%	1.08%(3)	2.85%(3)	18%	$190
2022	$10.66	0.26	(1.54)	(1.28)	(0.25)	—	(0.25)	$9.13	(12.33)%	1.08%	0.58%	12%	$60
2021(4)	$10.00	(0.01)(5)	0.67	0.66	—	—	—	$10.66	6.60%	1.08%(3)	(0.26)%(3)	10%	$15
R6 Class
2023(2)	$9.17	0.17	0.10	0.27	(0.21)	(0.09)	(0.30)	$9.14	3.20%	0.23%(3)	3.70%(3)	18%	$25,937
2022	$10.70	0.34	(1.54)	(1.20)	(0.33)	—	(0.33)	$9.17	(11.67)%	0.23%	1.43%	12%	$22,372
2021(4)	$10.00	0.03(5)	0.67	0.70	—	—	—	$10.70	7.00%	0.23%(3)	0.59%(3)	10%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended January 31, 2023 (unaudited).
(3)Annualized.
(4)March 10, 2021 (fund inception) through July 31, 2021.
(5)Computed using average shares outstanding throughout the period.
(6)Per-share amount was less than $0.005.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2050 Portfolio
Investor Class
2023(2)	$9.14	0.14	0.14	0.28	(0.16)	(0.09)	(0.25)	$9.17	3.34%	0.58%(3)	3.28%(3)	17%	$1,728
2022	$10.70	0.35	(1.59)	(1.24)	(0.32)	—	(0.32)	$9.14	(12.05)%	0.58%	1.15%	10%	$1,482
2021(4)	$10.00	0.01(5)	0.69	0.70	—	—	—	$10.70	7.10%	0.58%(3)	0.14%(3)	12%	$822
I Class
2023(2)	$9.15	0.15	0.14	0.29	(0.18)	(0.09)	(0.27)	$9.17	3.44%	0.38%(3)	3.48%(3)	17%	$5
2022	$10.72	0.37	(1.60)	(1.23)	(0.34)	—	(0.34)	$9.15	(11.89)%	0.38%	1.35%	10%	$5
2021(4)	$10.00	0.02(5)	0.70	0.72	—	—	—	$10.72	7.20%	0.38%(3)	0.34%(3)	12%	$5
A Class
2023(2)	$9.13	0.13	0.14	0.27	(0.14)	(0.09)	(0.23)	$9.17	3.19%	0.83%(3)	3.03%(3)	17%	$5
2022	$10.70	0.33	(1.60)	(1.27)	(0.30)	—	(0.30)	$9.13	(12.24)%	0.83%	0.90%	10%	$5
2021(4)	$10.00	—(5)(6)	0.70	0.70	—	—	—	$10.70	7.00%	0.83%(3)	(0.11)%(3)	12%	$5
R Class
2023(2)	$9.11	0.12	0.14	0.26	(0.12)	(0.09)	(0.21)	$9.16	3.16%	1.08%(3)	2.78%(3)	17%	$186
2022	$10.68	0.29	(1.58)	(1.29)	(0.28)	—	(0.28)	$9.11	(12.45)%	1.08%	0.65%	10%	$195
2021(4)	$10.00	(0.01)(5)	0.69	0.68	—	—	—	$10.68	6.80%	1.08%(3)	(0.36)%(3)	12%	$105
R6 Class
2023(2)	$9.16	0.15	0.14	0.29	(0.19)	(0.09)	(0.28)	$9.17	3.48%	0.23%(3)	3.63%(3)	17%	$18,398
2022	$10.72	0.37	(1.57)	(1.20)	(0.36)	—	(0.36)	$9.16	(11.69)%	0.23%	1.50%	10%	$15,032
2021(4)	$10.00	0.03(5)	0.69	0.72	—	—	—	$10.72	7.20%	0.23%(3)	0.49%(3)	12%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended January 31, 2023 (unaudited).
(3)Annualized.
(4)March 10, 2021 (fund inception) through July 31, 2021.
(5)Computed using average shares outstanding throughout the period.
(6)Per-share amount was less than $0.005.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2055 Portfolio
Investor Class
2023(2)	$9.14	0.12	0.17	0.29	(0.16)	(0.11)	(0.27)	$9.16	3.47%	0.59%(3)	3.08%(3)	30%	$964
2022	$10.73	0.36	(1.62)	(1.26)	(0.33)	—	(0.33)	$9.14	(12.17)%	0.58%	1.09%	20%	$696
2021(4)	$10.00	—(5)(6)	0.73	0.73	—	—	—	$10.73	7.30%	0.58%(3)	0.12%(3)	10%	$413
I Class
2023(2)	$9.15	0.14	0.16	0.30	(0.18)	(0.11)	(0.29)	$9.16	3.57%	0.39%(3)	3.28%(3)	30%	$5
2022	$10.73	0.38	(1.61)	(1.23)	(0.35)	—	(0.35)	$9.15	(11.93)%	0.38%	1.29%	20%	$5
2021(4)	$10.00	0.02(5)	0.71	0.73	—	—	—	$10.73	7.30%	0.38%(3)	0.32%(3)	10%	$5
A Class
2023(2)	$9.12	0.12	0.17	0.29	(0.14)	(0.11)	(0.25)	$9.16	3.44%	0.84%(3)	2.83%(3)	30%	$5
2022	$10.71	0.33	(1.61)	(1.28)	(0.31)	—	(0.31)	$9.12	(12.38)%	0.83%	0.84%	20%	$5
2021(4)	$10.00	—(5)(6)	0.71	0.71	—	—	—	$10.71	7.10%	0.83%(3)	(0.13)%(3)	10%	$5
R Class
2023(2)	$9.11	0.12	0.16	0.28	(0.12)	(0.11)	(0.23)	$9.16	3.29%	1.09%(3)	2.58%(3)	30%	$161
2022	$10.70	0.31	(1.61)	(1.30)	(0.29)	—	(0.29)	$9.11	(12.57)%	1.08%	0.59%	20%	$185
2021(4)	$10.00	(0.01)(5)	0.71	0.70	—	—	—	$10.70	7.00%	1.08%(3)	(0.38)%(3)	10%	$19
R6 Class
2023(2)	$9.16	0.15	0.16	0.31	(0.19)	(0.11)	(0.30)	$9.17	3.72%	0.24%(3)	3.43%(3)	30%	$10,645
2022	$10.74	0.38	(1.60)	(1.22)	(0.36)	—	(0.36)	$9.16	(11.81)%	0.23%	1.44%	20%	$9,578
2021(4)	$10.00	0.02(5)	0.72	0.74	—	—	—	$10.74	7.40%	0.23%(3)	0.47%(3)	10%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended January 31, 2023 (unaudited).
(3)Annualized.
(4)March 10, 2021 (fund inception) through July 31, 2021.
(5)Computed using average shares outstanding throughout the period.
(6)Per-share amount was less than $0.005.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2060 Portfolio
Investor Class
2023(2)	$9.15	0.13	0.19	0.32	(0.14)	(0.08)	(0.22)	$9.25	3.69%	0.59%(3)	3.25%(3)	17%	$951
2022	$10.73	0.33	(1.59)	(1.26)	(0.31)	(0.01)	(0.32)	$9.15	(12.16)%	0.58%	1.17%	19%	$687
2021(4)	$10.00	0.01(5)	0.72	0.73	—	—	—	$10.73	7.30%	0.58%(3)	0.19%(3)	13%	$304
I Class
2023(2)	$9.16	0.15	0.17	0.32	(0.16)	(0.08)	(0.24)	$9.24	3.67%	0.39%(3)	3.45%(3)	17%	$11
2022	$10.73	0.27	(1.50)	(1.23)	(0.33)	(0.01)	(0.34)	$9.16	(11.92)%	0.38%	1.37%	19%	$11
2021(4)	$10.00	0.01(5)	0.72	0.73	—	—	—	$10.73	7.30%	0.38%(3)	0.39%(3)	13%	$5
A Class
2023(2)	$9.13	0.12	0.19	0.31	(0.12)	(0.08)	(0.20)	$9.24	3.54%	0.84%(3)	3.00%(3)	17%	$5
2022	$10.71	0.33	(1.61)	(1.28)	(0.29)	(0.01)	(0.30)	$9.13	(12.37)%	0.83%	0.92%	19%	$5
2021(4)	$10.00	—(5)(6)	0.71	0.71	—	—	—	$10.71	7.10%	0.83%(3)	(0.06)%(3)	13%	$5
R Class
2023(2)	$9.12	0.33	(0.03)	0.30	(0.10)	(0.08)	(0.18)	$9.24	3.39%	1.09%(3)	2.75%(3)	17%	$39
2022	$10.70	0.27	(1.57)	(1.30)	(0.27)	(0.01)	(0.28)	$9.12	(12.56)%	1.08%	0.67%	19%	$98
2021(4)	$10.00	(0.01)(5)	0.71	0.70	—	—	—	$10.70	7.00%	1.08%(3)	(0.31)%(3)	13%	$21
R6 Class
2023(2)	$9.16	0.14	0.19	0.33	(0.17)	(0.08)	(0.25)	$9.24	3.83%	0.24%(3)	3.60%(3)	17%	$6,082
2022	$10.74	0.36	(1.58)	(1.22)	(0.35)	(0.01)	(0.36)	$9.16	(11.90)%	0.23%	1.52%	19%	$3,871
2021(4)	$10.00	0.02(5)	0.72	0.74	—	—	—	$10.74	7.40%	0.23%(3)	0.54%(3)	13%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended January 31, 2023 (unaudited).
(3)Annualized.
(4)March 10, 2021 (fund inception) through July 31, 2021.
(5)Computed using average shares outstanding throughout the period.
(6)Per-share amount was less than $0.005.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2065 Portfolio
Investor Class
2023(2)	$9.19	0.13	0.18	0.31	(0.17)	(0.18)	(0.35)	$9.15	3.71%	0.61%(3)	2.78%(3)	34%	$1,422
2022	$10.79	0.36	(1.63)	(1.27)	(0.33)	—	(0.33)	$9.19	(12.20)%	0.58%	2.57%	45%	$1,145
2021(4)	$10.00	—(5)(6)	0.79	0.79	—	—	—	$10.79	7.90%	0.58%(3)	0.13%(3)	19%	$541
I Class
2023(2)	$9.20	0.15	0.16	0.31	(0.19)	(0.18)	(0.37)	$9.14	3.70%	0.41%(3)	2.98%(3)	34%	$5
2022	$10.80	0.38	(1.63)	(1.25)	(0.35)	—	(0.35)	$9.20	(12.05)%	0.38%	2.77%	45%	$5
2021(4)	$10.00	0.02(5)	0.78	0.80	—	—	—	$10.80	8.00%	0.38%(3)	0.33%(3)	19%	$5
A Class
2023(2)	$9.17	0.13	0.17	0.30	(0.15)	(0.18)	(0.33)	$9.14	3.57%	0.86%(3)	2.53%(3)	34%	$5
2022	$10.78	0.33	(1.63)	(1.30)	(0.31)	—	(0.31)	$9.17	(12.49)%	0.83%	2.32%	45%	$5
2021(4)	$10.00	—(5)(6)	0.78	0.78	—	—	—	$10.78	7.80%	0.83%(3)	(0.12)%(3)	19%	$5
R Class
2023(2)	$9.16	0.12	0.16	0.28	(0.12)	(0.18)	(0.30)	$9.14	3.42%	1.11%(3)	2.28%(3)	34%	$283
2022	$10.77	0.26	(1.59)	(1.33)	(0.28)	—	(0.28)	$9.16	(12.68)%	1.08%	2.07%	45%	$206
2021(4)	$10.00	(0.01)(5)	0.78	0.77	—	—	—	$10.77	7.70%	1.08%(3)	(0.37)%(3)	19%	$49
R6 Class
2023(2)	$9.21	0.19	0.12	0.31	(0.20)	(0.18)	(0.38)	$9.14	3.74%	0.26%(3)	3.13%(3)	34%	$938
2022	$10.80	0.37	(1.60)	(1.23)	(0.36)	—	(0.36)	$9.21	(11.84)%	0.23%	2.92%	45%	$921
2021(4)	$10.00	0.02(5)	0.78	0.80	—	—	—	$10.80	8.00%	0.23%(3)	0.48%(3)	19%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended January 31, 2023 (unaudited).
(3)Annualized.
(4)March 10, 2021 (fund inception) through July 31, 2021.
(5)Computed using average shares outstanding throughout the period.
(6)Per-share amount was less than $0.005.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on September 7, 2022, the Funds’ Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each of the Funds. Under Section 15 of the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the Funds' management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent data providers concerning the Funds. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the Funds' management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to each Fund including without limitation portfolio management and trading services, shareholder and intermediary services, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided to each Fund and its shareholders on a routine and non-routine basis;
•the investment performance of each Fund, including data comparing each Fund's performance to an appropriate benchmark(s) and peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning each Fund compared to the cost of owning similarly-managed funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and the Funds' service providers;
•the Advisor’s strategic plans generally, and with respect to the ongoing impact of the COVID-19 pandemic response, heightened areas of interest in the mutual fund industry and recent geopolitical issues;
•the Advisor’s business continuity plans, vendor management practices, and cyber security practices;
•financial data showing the cost of services provided to each Fund, the profitability of the Funds to the Advisor, and the overall profitability of the Advisor;
•possible economies of scale associated with the Advisor’s management of the Funds and other accounts;
•services provided and charges to the Advisor's other investment management clients;
•acquired fund fees and expenses;
•payments and practices in connection with financial intermediaries holding shares of the Funds and the services provided by intermediaries in connection therewith; and
•possible collateral benefits to the Advisor from the management of the Funds.

The independent Directors met in private session to review and discuss the information provided by the Advisor and certain independent data providers concerning the Funds. The independent Directors also held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for each Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services – Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including cyber security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Funds is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of Fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any actions being taken to improve performance, and may conduct special reviews until performance improves. Each Fund’s performance was below its benchmark for the one-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Funds with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services.

Comparison to Other Funds’ Fees. Under the management agreement, the Advisor is paid a single, all-inclusive (or unified) management fee by each Fund. Separately, the Advisor has agreed to waive all management fees associated with the Funds’ investments in the underlying American Century Investments funds in which each Fund invests. Under the unified fee structure, the Advisor provides all services necessary for the management and operation of the Fund, other than securities transaction expenses, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule12b-1 under the Investment Company Act. The Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peer expense universe and a narrower set of its expense group peers. In those instances where the fee level exceeds that of industry peers, the Board discussed with the Adviser the factors that impacted the level of the Fund’s fee in relation to its peers. The unified fee charged to each Fund under the agreement was below the median of the total expense ratios of the fund’s peer expense universe. The Board concluded that the management fee paid by each Fund to the Advisor under its management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of each Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Funds were made pursuant to each Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Funds. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Funds on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the terms of the management agreement are fair and reasonable in light of the services provided and that the management agreement between the Funds and the Advisor should be renewed for an additional one-year period.

Proxy Voting Results

A special meeting of shareholders was held on October 13, 2022, to vote on the following proposal. The proposal received the required votes and was adopted. A summary of voting results is listed below.

To elect five directors to the Board of Directors of American Century Asset Allocation
Portfolios, Inc.:

	Affirmative	Withhold
Brian Bulatao	$8,582,345,051	$563,235,224
Chris H. Cheesman	$8,707,646,938	$437,933,337
Rajesh K. Gupta	$8,679,529,882	$466,050,393
Lynn M. Jenkins	$8,621,650,078	$523,930,197
Gary C. Meltzer	$8,661,710,317	$483,869,958

The other directors whose term of office continued after the meeting include Jonathan S. Thomas, Thomas W. Bunn, Barry Fink, Jan M. Lewis, and Stephen E. Yates.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds’ investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. These portfolio holdings are available on the funds' website at
americancentury.com and, upon request, by calling 1-800-345-2021. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Services for the Deaf	711

American Century Asset Allocation Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-97415 2303

Semiannual Report

January 31, 2023

One Choice® Portfolio: Very Conservative
Investor Class (AONIX)
R Class (AORHX)

One Choice® Portfolio: Conservative
Investor Class (AOCIX)
R Class (AORSX)

One Choice® Portfolio: Moderate
Investor Class (AOMIX)
R Class (AORMX)

One Choice® Portfolio: Aggressive
Investor Class (AOGIX)
R Class (AORYX)

One Choice® Portfolio: Very Aggressive
Investor Class (AOVIX)
R Class (AORVX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending January 31, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Inflation, Rate Hikes, Volatility Led to Mixed Performance

Raging inflation, escalating market volatility and slowing growth weighed on financial markets early in the reporting period. For more than a year, the effects of massive fiscal and monetary support, rising energy prices, supply chain breakdowns and labor market shortages had driven inflation to multidecade highs. The Russia-Ukraine war further pressured energy markets, particularly in Europe, and global supply chains.

The Federal Reserve and other central banks continued to combat inflation with aggressive rate hikes. And those efforts finally started yielding results. After peaking at a 40-year-high 9.1% in June, the annual U.S. inflation rate steadily eased to 6.4% in January. Central bank tightening also helped slow inflation in the U.K., where it peaked at 11.1%, and the eurozone, where it climbed to a record-high 10.6%. Inflation rates ended the period at 10.1% in the U.K. and 8.5% in the eurozone.

By the second half of the reporting period, moderating inflation and mounting recession risk triggered expectations for central banks to change course. This sentiment fueled a rally across asset classes. However, with inflation still much higher than central bank targets, policymakers indicated a near-term course change was unlikely, and markets remained volatile.

Robust second-half performance left most non-U.S. stock indices with solid gains for the six-month period. The S&P 500 Index declined slightly, and other U.S. stock indices were mixed. Small-cap stocks outpaced large caps, and the value style outperformed growth. Rising yields left most U.S. and global bond indices with declines for the six-month period.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, tighter financial conditions and economic uncertainty. In addition, increasingly tense geopolitical considerations complicate the market backdrop.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Portfolio Characteristics

Portfolio Composition as a % of net assets as of January 31, 2023
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Domestic Fixed Income Funds	57.3%	39.6%	26.9%	16.4%	—
Domestic Equity Funds	24.3%	31.4%	42.3%	53.4%	63.7%
International Fixed Income Funds	18.4%	15.7%	9.0%	4.5%	—
International Equity Funds	—	13.3%	21.8%	25.7%	36.3%
Other Assets and Liabilities	—(1)	—(1)	—(1)	—(1)	—
(1)Category is less than 0.05% of total net assets.
3

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2022 to January 31, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 8/1/22	Ending Account Value 1/31/23	Expenses Paid During Period(1) 8/1/22 - 1/31/23	Annualized Expense Ratio(1)
One Choice Portfolio: Very Conservative
Actual
Investor Class	$1,000	$989.70	$0.05	0.01%
R Class	$1,000	$987.20	$2.55	0.51%
Hypothetical
Investor Class	$1,000	$1,025.16	$0.05	0.01%
R Class	$1,000	$1,022.64	$2.60	0.51%
One Choice Portfolio: Conservative
Actual
Investor Class	$1,000	$1,004.60	$0.05	0.01%
R Class	$1,000	$1,002.10	$2.57	0.51%
Hypothetical
Investor Class	$1,000	$1,025.16	$0.05	0.01%
R Class	$1,000	$1,022.64	$2.60	0.51%
One Choice Portfolio: Moderate
Actual
Investor Class	$1,000	$1,016.10	$0.05	0.01%
R Class	$1,000	$1,013.50	$2.59	0.51%
Hypothetical
Investor Class	$1,000	$1,025.16	$0.05	0.01%
R Class	$1,000	$1,022.64	$2.60	0.51%
One Choice Portfolio: Aggressive
Actual
Investor Class	$1,000	$1,026.10	$0.05	0.01%
R Class	$1,000	$1,023.50	$2.60	0.51%
Hypothetical
Investor Class	$1,000	$1,025.16	$0.05	0.01%
R Class	$1,000	$1,022.64	$2.60	0.51%
One Choice Portfolio: Very Aggressive
Actual
Investor Class	$1,000	$1,037.20	$0.05	0.01%
R Class	$1,000	$1,035.40	$2.62	0.51%
Hypothetical
Investor Class	$1,000	$1,025.16	$0.05	0.01%
R Class	$1,000	$1,022.64	$2.60	0.51%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.
5

Schedules of Investments

JANUARY 31, 2023 (UNAUDITED)

One Choice Portfolio: Very Conservative

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 57.3%
Diversified Bond Fund Investor Class	9,064,880	$86,116,357
High Income Fund Investor Class	577,106	4,818,832
Inflation-Adjusted Bond Fund Investor Class	4,776,621	51,348,674
Short Duration Fund Investor Class	6,321,196	61,884,510
Short Duration Inflation Protection Bond Fund Investor Class	6,067,652	60,676,516
		264,844,889
Domestic Equity Funds — 24.3%
Disciplined Growth Fund Investor Class(2)	257,117	4,712,960
Focused Large Cap Value Fund Investor Class	3,577,169	35,628,601
Growth Fund Investor Class	184,304	7,095,702
Heritage Fund Investor Class	545,861	10,813,508
Mid Cap Value Fund Investor Class	960,801	15,632,233
Real Estate Fund Investor Class	198,895	4,984,312
Small Cap Growth Fund Investor Class(2)	138,368	2,435,282
Small Cap Value Fund Investor Class	243,203	2,436,899
Sustainable Equity Fund Investor Class	694,035	28,427,677
		112,167,174
International Fixed Income Funds — 18.4%
Emerging Markets Debt Fund Investor Class	1,087,745	9,778,823
Global Bond Fund Investor Class	4,943,020	42,262,825
International Bond Fund Investor Class(2)	3,049,126	33,083,012
		85,124,660
TOTAL INVESTMENT SECURITIES—100.0% (Cost $462,528,925)		462,136,723
OTHER ASSETS AND LIABILITIES†		(62)
TOTAL NET ASSETS — 100.0%		$462,136,661

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
6

JANUARY 31, 2023 (UNAUDITED)

One Choice Portfolio: Conservative

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 39.6%
Diversified Bond Fund Investor Class	23,669,181	$224,857,221
High Income Fund Investor Class	1,456,111	12,158,527
Inflation-Adjusted Bond Fund Investor Class	9,320,427	100,194,586
Short Duration Fund Investor Class	7,517,713	73,598,407
Short Duration Inflation Protection Bond Fund Investor Class	5,917,392	59,173,921
		469,982,662
Domestic Equity Funds — 31.4%
Disciplined Growth Fund Investor Class(2)	1,135,735	20,818,020
Focused Large Cap Value Fund Investor Class	9,589,727	95,513,684
Growth Fund Investor Class	931,630	35,867,771
Heritage Fund Investor Class	2,289,476	45,354,526
Mid Cap Value Fund Investor Class	3,352,822	54,550,407
Small Cap Growth Fund Investor Class(2)	521,688	9,181,712
Small Cap Value Fund Investor Class	916,311	9,181,436
Sustainable Equity Fund Investor Class	2,483,560	101,726,605
		372,194,161
International Fixed Income Funds — 15.7%
Emerging Markets Debt Fund Investor Class	2,737,883	24,613,566
Global Bond Fund Investor Class	11,080,197	94,735,681
International Bond Fund Investor Class(2)	6,135,278	66,567,766
		185,917,013
International Equity Funds — 13.3%
Global Real Estate Fund Investor Class	1,029,865	12,698,231
International Growth Fund Investor Class	5,564,986	65,945,080
International Small-Mid Cap Fund Investor Class(2)	1,286,936	12,367,456
International Value Fund Investor Class	8,483,263	67,017,774
		158,028,541
TOTAL INVESTMENT SECURITIES—100.0% (Cost $1,161,844,764)		1,186,122,377
OTHER ASSETS AND LIABILITIES†		(3,605)
TOTAL NET ASSETS — 100.0%		$1,186,118,772

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
7

JANUARY 31, 2023 (UNAUDITED)

One Choice Portfolio: Moderate

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 42.3%
Disciplined Growth Fund Investor Class(2)	1,466,085	$26,873,341
Focused Dynamic Growth Fund Investor Class(2)	692,545	27,528,661
Focused Large Cap Value Fund Investor Class	17,213,975	171,451,194
Growth Fund Investor Class	1,888,456	72,705,537
Heritage Fund Investor Class	5,093,109	100,894,498
Mid Cap Value Fund Investor Class	6,208,340	101,009,685
Small Cap Growth Fund Investor Class(2)	1,327,647	23,366,580
Small Cap Value Fund Investor Class	2,324,056	23,287,045
Sustainable Equity Fund Investor Class	5,285,845	216,508,193
		763,624,734
Domestic Fixed Income Funds — 26.9%
Core Plus Fund Investor Class	28,263,410	269,350,302
High Income Fund Investor Class	2,191,746	18,301,081
Inflation-Adjusted Bond Fund Investor Class	9,911,768	106,551,510
Short Duration Fund Investor Class	7,419,356	72,635,498
Short Duration Inflation Protection Bond Fund Investor Class	1,787,556	17,875,560
		484,713,951
International Equity Funds — 21.8%
Emerging Markets Fund Investor Class	7,323,472	76,896,456
Global Real Estate Fund Investor Class	1,548,674	19,095,154
International Growth Fund Investor Class	10,814,543	128,152,334
International Small-Mid Cap Fund Investor Class(2)	3,875,996	37,248,319
International Value Fund Investor Class	11,038,875	87,207,113
Non-U.S. Intrinsic Value Fund Investor Class	4,686,477	45,083,907
		393,683,283
International Fixed Income Funds — 9.0%
Emerging Markets Debt Fund Investor Class	4,131,525	37,142,412
Global Bond Fund Investor Class	10,481,361	89,615,634
International Bond Fund Investor Class(2)	3,371,124	36,576,700
		163,334,746
TOTAL INVESTMENT SECURITIES—100.0% (Cost $1,704,718,439)		1,805,356,714
OTHER ASSETS AND LIABILITIES†		(1,121)
TOTAL NET ASSETS — 100.0%		$1,805,355,593

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
8

JANUARY 31, 2023 (UNAUDITED)

One Choice Portfolio: Aggressive

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 53.4%
Focused Dynamic Growth Fund Investor Class(2)	923,560	$36,711,497
Focused Large Cap Value Fund Investor Class	11,351,621	113,062,149
Growth Fund Investor Class	1,471,956	56,670,298
Heritage Fund Investor Class	3,243,865	64,260,961
Mid Cap Value Fund Investor Class	3,927,122	63,894,282
Small Cap Growth Fund Investor Class(2)	802,624	14,126,181
Small Cap Value Fund Investor Class	1,395,413	13,982,039
Sustainable Equity Fund Investor Class	2,818,122	115,430,277
		478,137,684
International Equity Funds — 25.7%
Emerging Markets Fund Investor Class	4,874,461	51,181,843
Global Real Estate Fund Investor Class	767,855	9,467,653
International Growth Fund Investor Class	6,085,571	72,114,020
International Small-Mid Cap Fund Investor Class(2)	2,406,908	23,130,391
International Value Fund Investor Class	5,107,141	40,346,414
Non-U.S. Intrinsic Value Fund Investor Class	3,508,673	33,753,431
		229,993,752
Domestic Fixed Income Funds — 16.4%
Core Plus Fund Investor Class	7,642,746	72,835,371
High Income Fund Investor Class	3,241,014	27,062,471
Inflation-Adjusted Bond Fund Investor Class	2,453,450	26,374,592
Short Duration Fund Investor Class	1,146,442	11,223,669
Short Duration Inflation Protection Bond Fund Investor Class	888,001	8,880,007
		146,376,110
International Fixed Income Funds — 4.5%
Emerging Markets Debt Fund Investor Class	1,530,952	13,763,257
Global Bond Fund Investor Class	3,111,805	26,605,932
		40,369,189
TOTAL INVESTMENT SECURITIES—100.0% (Cost $788,307,788)		894,876,735
OTHER ASSETS AND LIABILITIES†		(5,022)
TOTAL NET ASSETS — 100.0%		$894,871,713

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
9

JANUARY 31, 2023 (UNAUDITED)

One Choice Portfolio: Very Aggressive

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 63.7%
Focused Dynamic Growth Fund Investor Class(2)	487,085	$19,361,638
Focused Large Cap Value Fund Investor Class	4,495,117	44,771,364
Growth Fund Investor Class	742,550	28,588,192
Heritage Fund Investor Class	1,456,849	28,860,172
Mid Cap Value Fund Investor Class	1,622,475	26,397,676
Small Cap Growth Fund Investor Class(2)	486,172	8,556,627
Small Cap Value Fund Investor Class	846,101	8,477,929
Sustainable Equity Fund Investor Class	1,170,393	47,939,296
		212,952,894
International Equity Funds — 36.3%
Emerging Markets Fund Investor Class	2,799,992	29,399,912
Global Real Estate Fund Investor Class	548,089	6,757,940
International Growth Fund Investor Class	3,039,131	36,013,706
International Small-Mid Cap Fund Investor Class(2)	1,752,967	16,846,015
International Value Fund Investor Class	1,892,921	14,954,077
Non-U.S. Intrinsic Value Fund Investor Class	1,819,839	17,506,850
		121,478,500
TOTAL INVESTMENT SECURITIES—100.0% (Cost $281,669,823)		334,431,394
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$334,431,394

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
10

Statements of Assets and Liabilities

JANUARY 31, 2023 (UNAUDITED)
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Assets
Investment securities in affiliates, at value (cost of $462,528,925, $1,161,844,764 and $1,704,718,439, respectively)	$462,136,723	$1,186,122,377	$1,805,356,714
Receivable for investments sold	781,585	30,970	—
Receivable for capital shares sold	103,561	752,632	482,020
Distributions receivable from affiliates	410,700	839,557	1,127,399
	463,432,569	1,187,745,536	1,806,966,133

Liabilities
Payable for investments purchased	410,700	839,557	1,216,400
Payable for capital shares redeemed	884,263	786,302	391,924
Distribution and service fees payable	945	905	2,216
	1,295,908	1,626,764	1,610,540

Net Assets	$462,136,661	$1,186,118,772	$1,805,355,593

Net Assets Consist of:
Capital (par value and paid-in surplus)	$473,322,539	$1,180,386,789	$1,730,132,359
Distributable earnings (loss)	(11,185,878)	5,731,983	75,223,234
	$462,136,661	$1,186,118,772	$1,805,355,593

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Portfolio: Very Conservative
Investor Class, $0.01 Par Value	$459,863,216	41,761,870	$11.01
R Class, $0.01 Par Value	$2,273,445	206,299	$11.02
One Choice Portfolio: Conservative
Investor Class, $0.01 Par Value	$1,183,965,530	97,453,651	$12.15
R Class, $0.01 Par Value	$2,153,242	177,250	$12.15
One Choice Portfolio: Moderate
Investor Class, $0.01 Par Value	$1,800,006,661	132,265,215	$13.61
R Class, $0.01 Par Value	$5,348,932	393,146	$13.61

See Notes to Financial Statements.
11

JANUARY 31, 2023 (UNAUDITED)
	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Assets
Investment securities in affiliates, at value (cost of $788,307,788 and $281,669,823, respectively)	$894,876,735	$334,431,394
Receivable for investments sold	490,753	—
Receivable for capital shares sold	149,457	293,710
Distributions receivable from affiliates	386,524	—
	895,903,469	334,725,104

Liabilities
Payable for investments purchased	386,524	268,855
Payable for capital shares redeemed	643,147	22,588
Distribution and service fees payable	2,085	2,267
	1,031,756	293,710

Net Assets	$894,871,713	$334,431,394

Net Assets Consist of:
Capital (par value and paid-in surplus)	$806,652,722	$293,583,044
Distributable earnings (loss)	88,218,991	40,848,350
	$894,871,713	$334,431,394

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Portfolio: Aggressive
Investor Class, $0.01 Par Value	$889,815,805	63,793,863	$13.95
R Class, $0.01 Par Value	$5,055,908	361,827	$13.97
One Choice Portfolio: Very Aggressive
Investor Class, $0.01 Par Value	$328,890,207	20,396,791	$16.12
R Class, $0.01 Par Value	$5,541,187	342,971	$16.16

See Notes to Financial Statements.
12

Statements of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2023 (UNAUDITED)
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$11,255,355	$22,992,655	$29,094,456

Expenses:
Distribution and service fees - R Class	5,360	5,161	12,575
Directors' fees and expenses	7,583	18,992	28,115
Proxy solicitation expenses	9,880	18,905	27,472
Other expenses	31	130	276
	22,854	43,188	68,438

Net investment income (loss)	11,232,501	22,949,467	29,026,018

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(5,492,724)	(9,824,207)	(5,824,102)
Capital gain distributions received from underlying funds	3,777,905	10,387,433	19,356,484
	(1,714,819)	563,226	13,532,382

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(15,692,363)	(22,218,118)	(17,193,749)

Net realized and unrealized gain (loss) on affiliates	(17,407,182)	(21,654,892)	(3,661,367)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,174,681)	$1,294,575	$25,364,651

See Notes to Financial Statements.
13

FOR THE SIX MONTHS ENDED JANUARY 31, 2023 (UNAUDITED)
	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$12,562,583	$3,179,643

Expenses:
Distribution and service fees - R Class	11,622	12,368
Directors' fees and expenses	13,862	5,125
Proxy solicitation expenses	20,504	9,320
Other expenses	156	64
	46,144	26,877

Net investment income (loss)	12,516,439	3,152,766

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(6,440,385)	(4,873,178)
Capital gain distributions received from underlying funds	12,293,197	5,107,454
	5,852,812	234,276

Change in net unrealized appreciation (depreciation) on investments in underlying funds	2,892,527	8,427,488

Net realized and unrealized gain (loss) on affiliates	8,745,339	8,661,764

Net Increase (Decrease) in Net Assets Resulting from Operations	$21,261,778	$11,814,530

See Notes to Financial Statements.
14

Statements of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2023 (UNAUDITED) AND YEAR ENDED JULY 31, 2022
	One Choice Portfolio: Very Conservative		One Choice Portfolio: Conservative
Increase (Decrease) in Net Assets	January 31, 2023	July 31, 2022	January 31, 2023	July 31, 2022
Operations
Net investment income (loss)	$11,232,501	$18,325,385	$22,949,467	$54,351,423
Net realized gain (loss)	(1,714,819)	16,599,138	563,226	73,079,318
Change in net unrealized appreciation (depreciation)	(15,692,363)	(70,214,396)	(22,218,118)	(257,262,446)
Net increase (decrease) in net assets resulting from operations	(6,174,681)	(35,289,873)	1,294,575	(129,831,705)

Distributions to Shareholders
From earnings:
Investor Class	(26,809,611)	(33,825,632)	(91,660,948)	(115,551,570)
R Class	(121,267)	(103,325)	(158,127)	(136,670)
Decrease in net assets from distributions	(26,930,878)	(33,928,957)	(91,819,075)	(115,688,240)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(3,397,109)	41,327,920	21,746,697	46,423,731

Net increase (decrease) in net assets	(36,502,668)	(27,890,910)	(68,777,803)	(199,096,214)

Net Assets
Beginning of period	498,639,329	526,530,239	1,254,896,575	1,453,992,789
End of period	$462,136,661	$498,639,329	$1,186,118,772	$1,254,896,575

See Notes to Financial Statements.
15

SIX MONTHS ENDED JANUARY 31, 2023 (UNAUDITED) AND YEAR ENDED JULY 31, 2022
	One Choice Portfolio: Moderate		One Choice Portfolio: Aggressive
Increase (Decrease) in Net Assets	January 31, 2023	July 31, 2022	January 31, 2023	July 31, 2022
Operations
Net investment income (loss)	$29,026,018	$86,479,167	$12,516,439	$45,523,292
Net realized gain (loss)	13,532,382	139,051,972	5,852,812	81,141,763
Change in net unrealized appreciation (depreciation)	(17,193,749)	(462,386,161)	2,892,527	(254,398,292)
Net increase (decrease) in net assets resulting from operations	25,364,651	(236,855,022)	21,261,778	(127,733,237)

Distributions to Shareholders
From earnings:
Investor Class	(150,043,111)	(197,569,118)	(89,027,672)	(102,997,622)
R Class	(424,585)	(471,737)	(470,701)	(471,804)
Decrease in net assets from distributions	(150,467,696)	(198,040,855)	(89,498,373)	(103,469,426)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	85,715,034	94,545,565	52,169,751	58,711,106

Net increase (decrease) in net assets	(39,388,011)	(340,350,312)	(16,066,844)	(172,491,557)

Net Assets
Beginning of period	1,844,743,604	2,185,093,916	910,938,557	1,083,430,114
End of period	$1,805,355,593	$1,844,743,604	$894,871,713	$910,938,557

See Notes to Financial Statements.
16

SIX MONTHS ENDED JANUARY 31, 2023 (UNAUDITED) AND YEAR ENDED JULY 31, 2022
	One Choice Portfolio: Very Aggressive
Increase (Decrease) in Net Assets	January 31, 2023	July 31, 2022
Operations
Net investment income (loss)	$3,152,766	$17,070,266
Net realized gain (loss)	234,276	35,147,596
Change in net unrealized appreciation (depreciation)	8,427,488	(110,188,438)
Net increase (decrease) in net assets resulting from operations	11,814,530	(57,970,576)

Distributions to Shareholders
From earnings:
Investor Class	(34,957,786)	(37,268,908)
R Class	(546,284)	(487,089)
Decrease in net assets from distributions	(35,504,070)	(37,755,997)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	21,526,759	30,385,890

Net increase (decrease) in net assets	(2,162,781)	(65,340,683)

Net Assets
Beginning of period	336,594,175	401,934,858
End of period	$334,431,394	$336,594,175

See Notes to Financial Statements.
17

Notes to Financial Statements

JANUARY 31, 2023 (UNAUDITED)

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative, One Choice Portfolio: Moderate, One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive (collectively, the funds) are five funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in other American Century Investments mutual funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities, fixed-income securities and short-term investments. The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com. Each fund's investment objective is to seek the highest total return consistent with its asset mix. The funds offer the Investor Class and R Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Expenses — The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

18

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative and One Choice Portfolio: Moderate. Distributions from net investment income, if any, are generally declared and paid annually for One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive. Distributions from net realized gains, if any, are generally declared and paid annually for all funds. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Administrative Fees — The corporation's investment advisor, ACIM, does not receive an administrative fee for services provided to the funds.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for the R Class (the plan), pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fee is computed and accrued daily based on the R Class's daily net assets and paid monthly in arrears. The fee is used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the period ended January 31, 2023 are detailed in the Statements of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds  and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Acquired Fund Fees and Expenses — Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

4. Investment Transactions

Investment transactions for the period ended January 31, 2023 were as follows:

	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Purchases	$51,932,742	$131,204,830	$196,537,122	$111,326,811	$38,633,522
Sales	$67,249,483	$167,937,191	$212,905,962	$123,845,938	$44,350,613

19

5. Capital Share Transactions

The corporation is authorized to issue 6,000,000,000 shares. Transactions in shares of the funds were as follows:

	Six months ended January 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
One Choice Portfolio: Very Conservative
Investor Class
Sold	2,914,468	$32,801,813	9,195,049	$116,475,915
Issued in reinvestment of distributions	2,475,253	26,372,151	2,610,214	33,338,231
Redeemed	(5,618,634)	(62,852,969)	(8,705,748)	(109,185,414)
	(228,913)	(3,679,005)	3,099,515	40,628,732
R Class
Sold	22,108	248,485	97,854	1,219,846
Issued in reinvestment of distributions	11,349	120,967	8,080	103,273
Redeemed	(7,850)	(87,556)	(48,405)	(623,931)
	25,607	281,896	57,529	699,188
Net increase (decrease)	(203,306)	$(3,397,109)	3,157,044	$41,327,920
One Choice Portfolio: Conservative
Investor Class
Sold	3,697,738	$46,085,431	9,930,542	$144,300,959
Issued in reinvestment of distributions	7,744,400	89,622,554	7,711,112	113,181,297
Redeemed	(9,240,661)	(114,308,686)	(14,810,876)	(211,560,900)
	2,201,477	21,399,299	2,830,778	45,921,356
R Class
Sold	55,259	677,029	45,443	631,654
Issued in reinvestment of distributions	13,671	158,127	9,310	136,670
Redeemed	(38,858)	(487,758)	(18,548)	(265,949)
	30,072	347,398	36,205	502,375
Net increase (decrease)	2,231,549	$21,746,697	2,866,983	$46,423,731
One Choice Portfolio: Moderate
Investor Class
Sold	4,439,696	$62,045,433	10,046,556	$167,344,960
Issued in reinvestment of distributions	11,487,883	146,936,497	11,522,336	193,977,295
Redeemed	(8,962,081)	(123,868,653)	(16,482,090)	(267,919,049)
	6,965,498	85,113,277	5,086,802	93,403,206
R Class
Sold	45,736	640,264	103,457	1,674,330
Issued in reinvestment of distributions	33,208	424,585	27,986	471,737
Redeemed	(32,334)	(463,092)	(63,653)	(1,003,708)
	46,610	601,757	67,790	1,142,359
Net increase (decrease)	7,012,108	$85,715,034	5,154,592	$94,545,565

20

	Six months ended January 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
One Choice Portfolio: Aggressive
Investor Class
Sold	2,528,922	$36,360,158	5,096,871	$88,581,600
Issued in reinvestment of distributions	6,734,541	87,414,349	5,714,023	101,138,208
Redeemed	(5,104,923)	(72,459,610)	(7,793,154)	(131,881,555)
	4,158,540	51,314,897	3,017,740	57,838,253
R Class
Sold	50,378	719,225	87,841	1,509,889
Issued in reinvestment of distributions	36,180	470,700	26,610	471,804
Redeemed	(23,498)	(335,071)	(66,621)	(1,108,840)
	63,060	854,854	47,830	872,853
Net increase (decrease)	4,221,600	$52,169,751	3,065,570	$58,711,106
One Choice Portfolio: Very Aggressive
Investor Class
Sold	841,742	$13,721,810	2,491,609	$52,236,426
Issued in reinvestment of distributions	2,310,744	34,152,790	1,725,501	36,218,274
Redeemed	(1,685,986)	(27,389,171)	(2,968,382)	(59,161,740)
	1,466,500	20,485,429	1,248,728	29,292,960
R Class
Sold	58,038	959,427	109,944	2,209,794
Issued in reinvestment of distributions	36,807	545,476	23,128	486,618
Redeemed	(27,881)	(463,573)	(81,467)	(1,603,482)
	66,964	1,041,330	51,605	1,092,930
Net increase (decrease)	1,533,464	$21,526,759	1,300,333	$30,385,890

6. Fair Value Measurements

The funds' investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds' investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds' portfolio holdings.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

21

As of period end, the components of investments for federal income tax purposes were as follows:

	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Federal tax cost of investments	$472,175,896	$1,180,830,029	$1,736,106,845
Gross tax appreciation of investments	$22,909,467	$77,891,910	$169,994,048
Gross tax depreciation of investments	(32,948,640)	(72,599,562)	(100,744,179)
Net tax appreciation (depreciation) of investments	$(10,039,173)	$5,292,348	$69,249,869

	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Federal tax cost of investments	$811,776,645	$293,288,685
Gross tax appreciation of investments	$109,694,044	$44,304,536
Gross tax depreciation of investments	(26,593,954)	(3,161,827)
Net tax appreciation (depreciation) of investments	$83,100,090	$41,142,709

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

8. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets. As of period end, One Choice Portfolio: Moderate owned 60% of the shares of Core Plus Fund.

9. Risk Factors

The value of the funds’ shares will go up and down based on the performance of the underlying funds in which they invest. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

22

10. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended January 31, 2023 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Very Conservative (Amounts in thousands)
Diversified Bond Fund	$111,059	$5,594	$30,475	$(62)	$86,116	9,065	$(4,565)	$1,569
High Income Fund	5,409	150	776	36	4,819	577	(122)	150
Inflation-Adjusted Bond Fund	49,948	6,900	307	(5,192)	51,349	4,777	(39)	2,487
Short Duration Fund	63,153	3,427	4,116	(580)	61,884	6,321	(305)	858
Short Duration Inflation Protection Bond Fund	63,900	4,619	2,928	(4,914)	60,677	6,068	(56)	2,991
Disciplined Growth Fund(3)	5,421	—	417	(291)	4,713	257	(17)	—
Focused Large Cap Value Fund	39,353	2,269	6,444	451	35,629	3,577	(367)	2,022
Growth Fund	8,061	129	725	(369)	7,096	184	(208)	130
Heritage Fund	5,927	4,566	—	320	10,813	546	—	—
Mid Cap Value Fund	21,001	1,174	5,809	(734)	15,632	961	685	1,038
Real Estate Fund	2,917	2,652	64	(521)	4,984	199	82	412
Small Cap Growth Fund(3)	4,689	—	3,363	1,109	2,435	138	(1,039)	—
Small Cap Value Fund	4,870	66	2,688	189	2,437	243	(240)	66
Sustainable Equity Fund	21,446	8,546	1,852	288	28,428	694	(144)	167
Emerging Markets Debt Fund	6,977	2,507	—	295	9,779	1,088	—	162
Global Bond Fund	39,696	7,114	1,269	(3,278)	42,263	4,943	(195)	2,343
International Bond Fund(3)	34,122	1,582	2,806	185	33,083	3,049	(627)	—
Equity Growth Fund	10,690	638	8,704	(2,624)	—	—	1,664	638
	$498,639	$51,933	$72,743	$(15,692)	$462,137	42,687	$(5,493)	$15,033
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Conservative (Amounts in thousands)
Diversified Bond Fund	$269,992	$12,116	$55,289	$(1,962)	$224,857	23,669	$(8,881)	$3,870
High Income Fund	16,283	433	5,040	482	12,158	1,456	(817)	434
Inflation-Adjusted Bond Fund	91,358	21,423	3,012	(9,575)	100,194	9,320	(380)	4,852
Short Duration Fund	77,248	4,015	7,012	(653)	73,598	7,518	(448)	1,020
Short Duration Inflation Protection Bond Fund	65,709	2,899	4,480	(4,954)	59,174	5,917	(15)	2,899
Disciplined Growth Fund(3)	23,392	—	1,510	(1,064)	20,818	1,136	(263)	—
Focused Large Cap Value Fund	94,648	5,371	4,947	442	95,514	9,590	(146)	5,371
Growth Fund	38,666	686	978	(2,506)	35,868	932	(283)	655
Heritage Fund	30,143	13,912	—	1,300	45,355	2,289	—	—
Mid Cap Value Fund	71,490	3,682	18,168	(2,454)	54,550	3,353	2,039	3,615
Small Cap Growth Fund(3)	18,824	—	14,387	4,745	9,182	522	(4,550)	—
Small Cap Value Fund	18,806	258	9,933	50	9,181	916	(381)	258
Sustainable Equity Fund	78,627	31,860	7,689	(1,071)	101,727	2,484	1,430	599
Emerging Markets Debt Fund	25,113	431	2,097	1,167	24,614	2,738	(355)	431
Global Bond Fund	90,396	16,309	4,864	(7,105)	94,736	11,080	(761)	5,240
International Bond Fund(3)	66,638	1,095	275	(890)	66,568	6,135	(53)	—
Global Real Estate Fund	9,884	3,798	1,064	80	12,698	1,030	(221)	—
International Growth Fund	54,269	7,767	—	3,909	65,945	5,565	—	—
International Small-Mid Cap Fund(3)	11,047	1,014	—	306	12,367	1,287	—	—
International Value Fund	62,348	1,550	3,429	6,549	67,018	8,483	(702)	1,550
Equity Growth Fund	40,016	2,586	33,588	(9,014)	—	—	4,963	2,586
	$1,254,897	$131,205	$177,762	$(22,218)	$1,186,122	105,420	$(9,824)	$33,380
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Moderate (Amounts in thousands)
Disciplined Growth Fund(3)	$30,195	$4	$2,147	$(1,179)	$26,873	1,466	$(534)	—
Focused Dynamic Growth Fund(3)	27,123	1,533	—	(1,127)	27,529	693	—	—
Focused Large Cap Value Fund	166,856	9,745	5,705	555	171,451	17,214	(116)	$9,624
Growth Fund	72,407	5,489	—	(5,190)	72,706	1,888	—	1,327
Heritage Fund	84,259	13,855	—	2,780	100,894	5,093	—	—
Mid Cap Value Fund	116,872	7,087	21,654	(1,295)	101,010	6,208	393	6,618
Small Cap Growth Fund(3)	39,196	319	24,593	8,445	23,367	1,328	(8,155)	—
Small Cap Value Fund	44,994	906	22,877	264	23,287	2,324	(1,069)	656
Sustainable Equity Fund	161,500	64,333	8,379	(946)	216,508	5,286	1,879	1,278
Core Plus Fund	289,477	22,061	35,962	(6,226)	269,350	28,263	(6,053)	4,772
High Income Fund	23,945	662	7,010	704	18,301	2,192	(1,089)	662
Inflation-Adjusted Bond Fund	96,072	20,913	—	(10,433)	106,552	9,912	—	5,160
Short Duration Fund	76,205	1,443	4,195	(818)	72,635	7,419	(282)	1,035
Short Duration Inflation Protection Bond Fund	21,717	876	3,212	(1,505)	17,876	1,788	(50)	876
Emerging Markets Fund	66,244	7,769	—	2,884	76,897	7,323	—	1,536
Global Real Estate Fund	15,188	4,171	—	(264)	19,095	1,549	—	—
International Growth Fund	104,827	15,894	—	7,431	128,152	10,815	—	—
International Small-Mid Cap Fund(3)	33,152	3,170	—	926	37,248	3,876	—	—
International Value Fund	77,057	2,678	—	7,472	87,207	11,039	—	2,002
Non-U.S. Intrinsic Value Fund	49,987	1,810	13,082	6,369	45,084	4,686	(1,434)	1,810
Emerging Markets Debt Fund	37,681	649	2,905	1,717	37,142	4,132	(493)	650
Global Bond Fund	94,908	4,997	2,927	(7,362)	89,616	10,481	(395)	4,997
International Bond Fund(3)	36,359	725	—	(507)	36,577	3,371	—	—
Equity Growth Fund	78,522	5,448	64,081	(19,889)	—	—	11,574	5,448
	$1,844,743	$196,537	$218,729	$(17,194)	$1,805,357	148,346	$(5,824)	$48,451
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Aggressive (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$35,033	$3,302	$324	$(1,299)	$36,712	924	$(101)	—
Focused Large Cap Value Fund	113,629	6,588	7,702	547	113,062	11,352	(321)	$6,434
Growth Fund	55,954	4,729	—	(4,013)	56,670	1,472	—	1,034
Heritage Fund	58,088	4,461	21	1,733	64,261	3,244	(5)	—
Mid Cap Value Fund	67,925	4,700	8,439	(292)	63,894	3,927	(439)	4,157
Small Cap Growth Fund(3)	21,443	390	12,033	4,326	14,126	803	(4,013)	—
Small Cap Value Fund	24,552	649	11,477	258	13,982	1,395	(544)	391
Sustainable Equity Fund	85,241	35,979	5,506	(284)	115,430	2,818	928	689
Emerging Markets Fund	45,322	5,277	1,936	2,519	51,182	4,874	(595)	1,046
Global Real Estate Fund	8,737	993	—	(262)	9,468	768	—	—
International Growth Fund	61,592	7,101	993	4,414	72,114	6,086	(277)	—
International Small-Mid Cap Fund(3)	20,532	2,021	—	577	23,130	2,407	—	—
International Value Fund	36,269	1,135	690	3,632	40,346	5,107	(132)	939
Non-U.S. Intrinsic Value Fund	37,149	1,400	9,528	4,733	33,754	3,509	(967)	1,400
Core Plus Fund	69,971	22,844	20,675	695	72,835	7,643	(3,523)	1,240
High Income Fund	30,857	879	5,009	336	27,063	3,241	(808)	878
Inflation-Adjusted Bond Fund	30,496	1,277	2,731	(2,667)	26,375	2,453	(286)	1,277
Short Duration Fund	10,372	2,372	1,471	(49)	11,224	1,146	(101)	141
Short Duration Inflation Protection Bond Fund	10,760	435	1,580	(735)	8,880	888	(36)	435
Emerging Markets Debt Fund	14,002	241	1,126	646	13,763	1,531	(193)	241
Global Bond Fund	29,536	1,489	2,404	(2,015)	26,606	3,112	(344)	1,489
Equity Growth Fund	43,484	3,065	36,642	(9,907)	—	—	5,317	3,065
	$910,944	$111,327	$130,287	$2,893	$894,877	68,700	$(6,440)	$24,856
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Very Aggressive (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$17,797	$2,553	$551	$(437)	$19,362	487	$(167)	—
Focused Large Cap Value Fund	44,429	2,550	2,413	205	44,771	4,495	(144)	$2,550
Growth Fund	28,364	2,525	366	(1,935)	28,588	743	(80)	521
Heritage Fund	28,395	251	729	943	28,860	1,457	(187)	—
Mid Cap Value Fund	28,005	2,083	3,741	51	26,398	1,622	(338)	1,759
Small Cap Growth Fund(3)	11,475	43	4,764	1,803	8,557	486	(1,583)	—
Small Cap Value Fund	12,328	243	4,228	135	8,478	846	(269)	238
Sustainable Equity Fund	33,191	16,043	1,599	304	47,939	1,170	32	285
Emerging Markets Fund	28,400	3,193	4,686	2,493	29,400	2,800	(1,500)	595
Global Real Estate Fund	4,403	2,698	450	106	6,757	548	(82)	—
International Growth Fund	33,293	2,356	2,722	3,087	36,014	3,039	(902)	—
International Small-Mid Cap Fund(3)	15,642	1,298	801	707	16,846	1,753	(308)	—
International Value Fund	14,051	828	1,597	1,672	14,954	1,893	(338)	367
Non-U.S. Intrinsic Value Fund	20,500	772	6,418	2,653	17,507	1,820	(615)	774
Equity Growth Fund	16,321	1,198	14,159	(3,360)	—	—	1,608	1,198
	$336,594	$38,634	$49,224	$8,427	$334,431	23,159	$(4,873)	$8,287
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Very Conservative
Investor Class
2023(4)	$11.82	0.27	(0.42)	(0.15)	(0.27)	(0.39)	(0.66)	$11.01	(1.03)%	0.01%(5)	4.76%(5)	11%	$459,863
2022	$13.50	0.45	(1.28)	(0.83)	(0.46)	(0.39)	(0.85)	$11.82	(6.57)%	0.00%(6)	3.52%	9%	$496,501
2021	$12.54	0.20	1.20	1.40	(0.19)	(0.25)	(0.44)	$13.50	11.39%	0.00%(6)	1.55%	18%	$524,867
2020	$12.19	0.21	0.57	0.78	(0.21)	(0.22)	(0.43)	$12.54	6.56%	0.00%(6)	1.73%	22%	$459,434
2019	$12.05	0.29	0.32	0.61	(0.29)	(0.18)	(0.47)	$12.19	5.31%	0.00%(6)	2.48%	11%	$425,814
2018	$12.07	0.24	0.14	0.38	(0.24)	(0.16)	(0.40)	$12.05	3.13%	0.01%	2.01%	14%	$439,590
R Class
2023(4)	$11.83	0.25	(0.43)	(0.18)	(0.24)	(0.39)	(0.63)	$11.02	(1.28)%	0.51%(5)	4.26%(5)	11%	$2,273
2022	$13.50	0.37	(1.26)	(0.89)	(0.39)	(0.39)	(0.78)	$11.83	(6.96)%	0.50%	3.02%	9%	$2,138
2021	$12.55	0.14	1.19	1.33	(0.13)	(0.25)	(0.38)	$13.50	10.73%	0.50%	1.05%	18%	$1,663
2020	$12.19	0.14	0.59	0.73	(0.15)	(0.22)	(0.37)	$12.55	6.11%	0.50%	1.23%	22%	$1,265
2019	$12.06	0.21	0.33	0.54	(0.23)	(0.18)	(0.41)	$12.19	4.69%	0.50%	1.98%	11%	$721
2018	$12.08	0.19	0.13	0.32	(0.18)	(0.16)	(0.34)	$12.06	2.61%	0.51%	1.51%	14%	$363

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Conservative
Investor Class
2023(4)	$13.15	0.24	(0.24)	—	(0.24)	(0.76)	(1.00)	$12.15	0.46%	0.01%(5)	3.87%(5)	11%	$1,183,966
2022	$15.71	0.57	(1.87)	(1.30)	(0.59)	(0.67)	(1.26)	$13.15	(9.08)%	0.00%(6)	3.94%	10%	$1,252,961
2021	$14.16	0.22	2.11	2.33	(0.22)	(0.56)	(0.78)	$15.71	16.82%	0.00%(6)	1.46%	18%	$1,452,250
2020	$13.75	0.22	0.84	1.06	(0.22)	(0.43)	(0.65)	$14.16	7.95%	0.00%(6)	1.64%	24%	$1,245,493
2019	$13.90	0.33	0.19	0.52	(0.33)	(0.34)	(0.67)	$13.75	4.25%	0.00%(6)	2.45%	11%	$1,240,425
2018	$13.62	0.28	0.46	0.74	(0.28)	(0.18)	(0.46)	$13.90	5.43%	0.01%	2.01%	8%	$1,301,374
R Class
2023(4)	$13.15	0.21	(0.24)	(0.03)	(0.21)	(0.76)	(0.97)	$12.15	0.21%	0.51%(5)	3.37%(5)	11%	$2,153
2022	$15.71	0.49	(1.87)	(1.38)	(0.51)	(0.67)	(1.18)	$13.15	(9.54)%	0.50%	3.44%	10%	$1,936
2021	$14.15	0.14	2.12	2.26	(0.14)	(0.56)	(0.70)	$15.71	16.30%	0.50%	0.96%	18%	$1,743
2020	$13.74	0.15	0.85	1.00	(0.16)	(0.43)	(0.59)	$14.15	7.42%	0.50%	1.14%	24%	$1,403
2019	$13.89	0.25	0.21	0.46	(0.27)	(0.34)	(0.61)	$13.74	3.73%	0.50%	1.95%	11%	$847
2018	$13.61	0.21	0.46	0.67	(0.21)	(0.18)	(0.39)	$13.89	4.90%	0.51%	1.51%	8%	$568

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Moderate
Investor Class
2023(4)	$14.68	0.23	(0.07)	0.16	(0.23)	(1.00)	(1.23)	$13.61	1.61%	0.01%(5)	3.29%(5)	11%	$1,800,007
2022	$18.13	0.69	(2.49)	(1.80)	(0.72)	(0.93)	(1.65)	$14.68	(11.03)%	0.00%(6)	4.21%	11%	$1,839,658
2021	$16.01	0.20	3.36	3.56	(0.20)	(1.24)	(1.44)	$18.13	23.09%	0.00%(6)	1.18%	30%	$2,180,041
2020	$15.67	0.24	1.10	1.34	(0.24)	(0.76)	(1.00)	$16.01	8.86%	0.00%(6)	1.59%	28%	$1,833,678
2019	$16.11	0.35	0.14	0.49	(0.35)	(0.58)	(0.93)	$15.67	3.81%	0.00%(6)	2.28%	14%	$1,881,575
2018	$15.41	0.32	0.89	1.21	(0.32)	(0.19)	(0.51)	$16.11	7.95%	0.01%	2.02%	8%	$1,953,345
R Class
2023(4)	$14.68	0.20	(0.08)	0.12	(0.19)	(1.00)	(1.19)	$13.61	1.35%	0.51%(5)	2.79%(5)	11%	$5,349
2022	$18.13	0.60	(2.48)	(1.88)	(0.64)	(0.93)	(1.57)	$14.68	(11.48)%	0.50%	3.71%	11%	$5,086
2021	$16.00	0.11	3.37	3.48	(0.11)	(1.24)	(1.35)	$18.13	22.54%	0.50%	0.68%	30%	$5,053
2020	$15.66	0.16	1.11	1.27	(0.17)	(0.76)	(0.93)	$16.00	8.32%	0.50%	1.09%	28%	$4,226
2019	$16.10	0.26	0.16	0.42	(0.28)	(0.58)	(0.86)	$15.66	3.29%	0.50%	1.78%	14%	$3,770
2018	$15.41	0.24	0.88	1.12	(0.24)	(0.19)	(0.43)	$16.10	7.34%	0.51%	1.52%	8%	$2,804

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Aggressive
Investor Class
2023(4)	$15.20	0.21	0.08	0.29	(0.30)	(1.24)	(1.54)	$13.95	2.61%	0.01%(5)	2.87%(5)	13%	$889,816
2022	$19.05	0.77	(2.79)	(2.02)	(0.76)	(1.07)	(1.83)	$15.20	(11.96)%	0.00%(6)	4.47%	11%	$906,402
2021	$16.24	0.19	4.23	4.42	(0.17)	(1.44)	(1.61)	$19.05	28.36%	0.00%(6)	1.07%	21%	$1,078,655
2020	$16.82	0.25	1.23	1.48	(0.26)	(1.80)	(2.06)	$16.24	9.12%	0.00%(6)	1.56%	27%	$882,822
2019	$17.44	0.36	0.07	0.43	(0.36)	(0.69)	(1.05)	$16.82	3.53%	0.00%(6)	2.17%	23%	$1,333,116
2018	$16.39	0.34	1.27	1.61	(0.32)	(0.24)	(0.56)	$17.44	9.97%	0.01%	1.99%	11%	$1,357,007
R Class
2023(4)	$15.18	0.18	0.07	0.25	(0.22)	(1.24)	(1.46)	$13.97	2.35%	0.51%(5)	2.37%(5)	13%	$5,056
2022	$19.03	0.68	(2.80)	(2.12)	(0.66)	(1.07)	(1.73)	$15.18	(12.44)%	0.50%	3.97%	11%	$4,537
2021	$16.21	0.10	4.23	4.33	(0.07)	(1.44)	(1.51)	$19.03	27.80%	0.50%	0.57%	21%	$4,775
2020	$16.78	0.17	1.23	1.40	(0.17)	(1.80)	(1.97)	$16.21	8.60%	0.50%	1.06%	27%	$3,552
2019	$17.41	0.26	0.08	0.34	(0.28)	(0.69)	(0.97)	$16.78	2.94%	0.50%	1.67%	23%	$2,898
2018	$16.36	0.26	1.27	1.53	(0.24)	(0.24)	(0.48)	$17.41	9.43%	0.51%	1.49%	11%	$2,237

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Very Aggressive
Investor Class
2023(4)	$17.53	0.16	0.32	0.48	(0.20)	(1.69)	(1.89)	$16.12	3.72%	0.01%(5)	1.96%(5)	12%	$328,890
2022	$22.45	0.90	(3.75)	(2.85)	(0.88)	(1.19)	(2.07)	$17.53	(14.22)%	0.00%(6)	4.48%	11%	$331,761
2021	$18.07	0.14	5.90	6.04	(0.13)	(1.53)	(1.66)	$22.45	34.63%	0.00%(6)	0.67%	15%	$396,903
2020	$17.99	0.21	1.49	1.70	(0.22)	(1.40)	(1.62)	$18.07	9.61%	0.00%(6)	1.21%	33%	$304,714
2019	$19.07	0.30	(0.14)	0.16	(0.31)	(0.93)	(1.24)	$17.99	2.10%	0.00%(6)	1.70%	19%	$305,967
2018	$17.53	0.32	1.88	2.20	(0.33)	(0.33)	(0.66)	$19.07	12.68%	0.01%	1.70%	8%	$321,525
R Class
2023(4)	$17.51	0.13	0.33	0.46	(0.12)	(1.69)	(1.81)	$16.16	3.54%	0.51%(5)	1.46%(5)	12%	$5,541
2022	$22.42	0.80	(3.76)	(2.96)	(0.76)	(1.19)	(1.95)	$17.51	(14.65)%	0.50%	3.98%	11%	$4,833
2021	$18.05	0.03	5.89	5.92	(0.02)	(1.53)	(1.55)	$22.42	33.90%	0.50%	0.17%	15%	$5,032
2020	$17.96	0.12	1.49	1.61	(0.12)	(1.40)	(1.52)	$18.05	9.11%	0.50%	0.71%	33%	$2,952
2019	$19.04	0.20	(0.12)	0.08	(0.23)	(0.93)	(1.16)	$17.96	1.58%	0.50%	1.20%	19%	$2,184
2018	$17.50	0.20	1.90	2.10	(0.23)	(0.33)	(0.56)	$19.04	12.13%	0.51%	1.20%	8%	$1,376

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.
(4)Six months ended January 31, 2023 (unaudited).
(5)Annualized.
(6)Ratio was less than 0.005%.

See Notes to Financial Statements.

Proxy Voting Results

A special meeting of shareholders was held on October 13, 2022, to vote on the following proposal. The proposal received the required votes and was adopted. A summary of voting results is listed below.

To elect five directors to the Board of Directors of American Century Asset Allocation
Portfolios, Inc.:

	Affirmative	Withhold
Brian Bulatao	$8,582,345,051	$563,235,224
Chris H. Cheesman	$8,707,646,938	$437,933,337
Rajesh K. Gupta	$8,679,529,882	$466,050,393
Lynn M. Jenkins	$8,621,650,078	$523,930,197
Gary C. Meltzer	$8,661,710,317	$483,869,958

The other directors whose term of office continued after the meeting include Jonathan S. Thomas, Thomas W. Bunn, Barry Fink, Jan M. Lewis, and Stephen E. Yates.

34

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds’ investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. These portfolio holdings are available on the funds' website at
americancentury.com and, upon request, by calling 1-800-345-2021. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

35

Notes

36

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Services for the Deaf	711

American Century Asset Allocation Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91634 2303

Semiannual Report

January 31, 2023

One Choice® In Retirement Portfolio	One Choice® 2045 Portfolio
Investor Class (ARTOX)	Investor Class (AROIX)
I Class (ATTIX)	I Class (AOOIX)
A Class (ARTAX)	A Class (AROAX)
C Class (ATTCX)	C Class (AROCX)
R Class (ARSRX)	R Class (ARORX)
R6 Class (ARDTX)	R6 Class (ARDOX)
One Choice® 2025 Portfolio	One Choice® 2050 Portfolio
Investor Class (ARWIX)	Investor Class (ARFVX)
I Class (ARWFX)	I Class (ARFSX)
A Class (ARWAX)	A Class (ARFMX)
C Class (ARWCX)	C Class (ARFDX)
R Class (ARWRX)	R Class (ARFWX)
R6 Class (ARWDX)	R6 Class (ARFEX)
One Choice® 2030 Portfolio	One Choice® 2055 Portfolio
Investor Class (ARCVX)	Investor Class (AREVX)
I Class (ARCSX)	I Class (ARENX)
A Class (ARCMX)	A Class (AREMX)
C Class (ARWOX)	C Class (AREFX)
R Class (ARCRX)	R Class (AREOX)
R6 Class (ARCUX)	R6 Class (AREUX)
One Choice® 2035 Portfolio	One Choice® 2060 Portfolio
Investor Class (ARYIX)	Investor Class (ARGVX)
I Class (ARLIX)	I Class (ARGNX)
A Class (ARYAX)	A Class (ARGMX)
C Class (ARLCX)	C Class (ARGHX)
R Class (ARYRX)	R Class (ARGRX)
R6 Class (ARLDX)	R6 Class (ARGDX)
One Choice® 2040 Portfolio	One Choice® 2065 Portfolio
Investor Class (ARDVX)	Investor Class (ARHVX)
I Class (ARDSX)	I Class (ARHUX)
A Class (ARDMX)	A Class (ARHMX)
C Class (ARNOX)	C Class (ARHEX)
R Class (ARDRX)	R Class (ARHFX)
R6 Class (ARDUX)	R6 Class (ARHSX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending January 31, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Inflation, Rate Hikes, Volatility Led to Mixed Performance

Raging inflation, escalating market volatility and slowing growth weighed on financial markets early in the reporting period. For more than a year, the effects of massive fiscal and monetary support, rising energy prices, supply chain breakdowns and labor market shortages had driven inflation to multidecade highs. The Russia-Ukraine war further pressured energy markets, particularly in Europe, and global supply chains.

The Federal Reserve and other central banks continued to combat inflation with aggressive rate hikes. And those efforts finally started yielding results. After peaking at a 40-year-high 9.1% in June, the annual U.S. inflation rate steadily eased to 6.4% in January. Central bank tightening also helped slow inflation in the U.K., where it peaked at 11.1%, and the eurozone, where it climbed to a record-high 10.6%. Inflation rates ended the period at 10.1% in the U.K. and 8.5% in the eurozone.

By the second half of the reporting period, moderating inflation and mounting recession risk triggered expectations for central banks to change course. This sentiment fueled a rally across asset classes. However, with inflation still much higher than central bank targets, policymakers indicated a near-term course change was unlikely, and markets remained volatile.

Robust second-half performance left most non-U.S. stock indices with solid gains for the six-month period. The S&P 500 Index declined slightly, and other U.S. stock indices were mixed. Small-cap stocks outpaced large caps, and the value style outperformed growth. Rising yields left most U.S. and global bond indices with declines for the six-month period.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, tighter financial conditions and economic uncertainty. In addition, increasingly tense geopolitical considerations complicate the market backdrop.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Portfolio Characteristics

Portfolio Composition as a % of net assets as of January 31, 2023
	One Choice In Retirement Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio
Domestic Fixed Income Funds	42.4%	40.7%	35.8%	31.1%	26.6%
Domestic Equity Funds	32.3%	33.3%	36.3%	39.7%	43.6%
International Fixed Income Funds	13.3%	13.3%	12.9%	11.9%	10.1%
International Equity Funds	12.0%	12.7%	15.0%	17.3%	19.7%
Other Assets and Liabilities	—(1)	—(1)	—(1)	—(1)	—(1)

	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio
Domestic Fixed Income Funds	22.0%	17.2%	13.5%	11.8%	10.8%
Domestic Equity Funds	47.9%	52.5%	55.9%	57.9%	58.9%
International Fixed Income Funds	8.2%	6.4%	5.2%	4.4%	4.1%
International Equity Funds	21.9%	23.9%	25.4%	25.9%	26.2%
Other Assets and Liabilities	—(1)	—(1)	—(1)	—(1)	—
(1)Category is less than 0.05% of total net assets.
3

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2022 to January 31, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 8/1/22	Ending Account Value 1/31/23	Expenses Paid During Period(1) 8/1/22 - 1/31/23	Annualized Expense Ratio(1)
One Choice In Retirement Portfolio
Actual
Investor Class	$1,000	$1,004.70	$3.79	0.75%
I Class	$1,000	$1,005.80	$2.78	0.55%
A Class	$1,000	$1,003.50	$5.05	1.00%
C Class	$1,000	$999.60	$8.82	1.75%
R Class	$1,000	$1,002.20	$6.31	1.25%
R6 Class	$1,000	$1,006.30	$2.02	0.40%
Hypothetical
Investor Class	$1,000	$1,021.43	$3.82	0.75%
I Class	$1,000	$1,022.43	$2.80	0.55%
A Class	$1,000	$1,020.16	$5.09	1.00%
C Class	$1,000	$1,016.38	$8.89	1.75%
R Class	$1,000	$1,018.90	$6.36	1.25%
R6 Class	$1,000	$1,023.19	$2.04	0.40%
One Choice 2025 Portfolio
Actual
Investor Class	$1,000	$1,005.50	$3.89	0.77%
I Class	$1,000	$1,006.80	$2.88	0.57%
A Class	$1,000	$1,004.40	$5.15	1.02%
C Class	$1,000	$999.70	$8.92	1.77%
R Class	$1,000	$1,003.40	$6.41	1.27%
R6 Class	$1,000	$1,007.40	$2.13	0.42%
Hypothetical
Investor Class	$1,000	$1,021.32	$3.92	0.77%
I Class	$1,000	$1,022.33	$2.91	0.57%
A Class	$1,000	$1,020.06	$5.19	1.02%
C Class	$1,000	$1,016.28	$9.00	1.77%
R Class	$1,000	$1,018.80	$6.46	1.27%
R6 Class	$1,000	$1,023.09	$2.14	0.42%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.
5

	Beginning Account Value 8/1/22	Ending Account Value 1/31/23	Expenses Paid During Period(1) 8/1/22 - 1/31/23	Annualized Expense Ratio(1)
One Choice 2030 Portfolio
Actual
Investor Class	$1,000	$1,008.30	$4.00	0.79%
I Class	$1,000	$1,009.50	$2.99	0.59%
A Class	$1,000	$1,006.60	$5.26	1.04%
C Class	$1,000	$1,003.00	$9.04	1.79%
R Class	$1,000	$1,004.80	$6.52	1.29%
R6 Class	$1,000	$1,009.50	$2.23	0.44%
Hypothetical
Investor Class	$1,000	$1,021.22	$4.02	0.79%
I Class	$1,000	$1,022.23	$3.01	0.59%
A Class	$1,000	$1,019.96	$5.30	1.04%
C Class	$1,000	$1,016.18	$9.10	1.79%
R Class	$1,000	$1,018.70	$6.56	1.29%
R6 Class	$1,000	$1,022.99	$2.24	0.44%
One Choice 2035 Portfolio
Actual
Investor Class	$1,000	$1,010.60	$4.16	0.82%
I Class	$1,000	$1,012.00	$3.14	0.62%
A Class	$1,000	$1,010.00	$5.42	1.07%
C Class	$1,000	$1,005.60	$9.20	1.82%
R Class	$1,000	$1,008.10	$6.68	1.32%
R6 Class	$1,000	$1,013.40	$2.39	0.47%
Hypothetical
Investor Class	$1,000	$1,021.07	$4.18	0.82%
I Class	$1,000	$1,022.08	$3.16	0.62%
A Class	$1,000	$1,019.81	$5.45	1.07%
C Class	$1,000	$1,016.03	$9.25	1.82%
R Class	$1,000	$1,018.55	$6.72	1.32%
R6 Class	$1,000	$1,022.84	$2.40	0.47%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.
6

	Beginning Account Value 8/1/22	Ending Account Value 1/31/23	Expenses Paid During Period(1) 8/1/22 - 1/31/23	Annualized Expense Ratio(1)
One Choice 2040 Portfolio
Actual
Investor Class	$1,000	$1,015.20	$4.27	0.84%
I Class	$1,000	$1,015.60	$3.25	0.64%
A Class	$1,000	$1,013.40	$5.53	1.09%
C Class	$1,000	$1,009.60	$9.32	1.84%
R Class	$1,000	$1,012.40	$6.80	1.34%
R6 Class	$1,000	$1,017.00	$2.49	0.49%
Hypothetical
Investor Class	$1,000	$1,020.97	$4.28	0.84%
I Class	$1,000	$1,021.98	$3.26	0.64%
A Class	$1,000	$1,019.71	$5.55	1.09%
C Class	$1,000	$1,015.93	$9.35	1.84%
R Class	$1,000	$1,018.45	$6.82	1.34%
R6 Class	$1,000	$1,022.74	$2.50	0.49%
One Choice 2045 Portfolio
Actual
Investor Class	$1,000	$1,018.60	$4.43	0.87%
I Class	$1,000	$1,018.70	$3.41	0.67%
A Class	$1,000	$1,016.60	$5.69	1.12%
C Class	$1,000	$1,012.60	$9.49	1.87%
R Class	$1,000	$1,015.20	$6.96	1.37%
R6 Class	$1,000	$1,019.50	$2.65	0.52%
Hypothetical
Investor Class	$1,000	$1,020.82	$4.43	0.87%
I Class	$1,000	$1,021.83	$3.41	0.67%
A Class	$1,000	$1,019.56	$5.70	1.12%
C Class	$1,000	$1,015.78	$9.50	1.87%
R Class	$1,000	$1,018.30	$6.97	1.37%
R6 Class	$1,000	$1,022.58	$2.65	0.52%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.
7

	Beginning Account Value 8/1/22	Ending Account Value 1/31/23	Expenses Paid During Period(1) 8/1/22 - 1/31/23	Annualized Expense Ratio(1)
One Choice 2050 Portfolio
Actual
Investor Class	$1,000	$1,022.20	$4.54	0.89%
I Class	$1,000	$1,022.70	$3.52	0.69%
A Class	$1,000	$1,020.30	$5.81	1.14%
C Class	$1,000	$1,016.30	$9.61	1.89%
R Class	$1,000	$1,019.20	$7.07	1.39%
R6 Class	$1,000	$1,023.60	$2.75	0.54%
Hypothetical
Investor Class	$1,000	$1,020.72	$4.53	0.89%
I Class	$1,000	$1,021.73	$3.52	0.69%
A Class	$1,000	$1,019.46	$5.80	1.14%
C Class	$1,000	$1,015.68	$9.60	1.89%
R Class	$1,000	$1,018.20	$7.07	1.39%
R6 Class	$1,000	$1,022.48	$2.75	0.54%
One Choice 2055 Portfolio
Actual
Investor Class	$1,000	$1,024.30	$4.54	0.89%
I Class	$1,000	$1,025.00	$3.52	0.69%
A Class	$1,000	$1,023.10	$5.81	1.14%
C Class	$1,000	$1,019.40	$9.62	1.89%
R Class	$1,000	$1,021.80	$7.08	1.39%
R6 Class	$1,000	$1,025.90	$2.76	0.54%
Hypothetical
Investor Class	$1,000	$1,020.72	$4.53	0.89%
I Class	$1,000	$1,021.73	$3.52	0.69%
A Class	$1,000	$1,019.46	$5.80	1.14%
C Class	$1,000	$1,015.68	$9.60	1.89%
R Class	$1,000	$1,018.20	$7.07	1.39%
R6 Class	$1,000	$1,022.48	$2.75	0.54%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.
8

	Beginning Account Value 8/1/22	Ending Account Value 1/31/23	Expenses Paid During Period(1) 8/1/22 - 1/31/23	Annualized Expense Ratio(1)
One Choice 2060 Portfolio
Actual
Investor Class	$1,000	$1,025.30	$4.59	0.90%
I Class	$1,000	$1,026.60	$3.58	0.70%
A Class	$1,000	$1,024.20	$5.87	1.15%
C Class	$1,000	$1,021.00	$9.68	1.90%
R Class	$1,000	$1,023.10	$7.14	1.40%
R6 Class	$1,000	$1,027.40	$2.81	0.55%
Hypothetical
Investor Class	$1,000	$1,020.67	$4.58	0.90%
I Class	$1,000	$1,021.68	$3.57	0.70%
A Class	$1,000	$1,019.41	$5.85	1.15%
C Class	$1,000	$1,015.63	$9.65	1.90%
R Class	$1,000	$1,018.15	$7.12	1.40%
R6 Class	$1,000	$1,022.43	$2.80	0.55%
One Choice 2065 Portfolio
Actual
Investor Class	$1,000	$1,026.60	$4.80	0.94%
I Class	$1,000	$1,027.80	$3.78	0.74%
A Class	$1,000	$1,024.90	$6.07	1.19%
C Class	$1,000	$1,020.90	$9.88	1.94%
R Class	$1,000	$1,024.20	$7.35	1.44%
R6 Class	$1,000	$1,028.30	$3.02	0.59%
Hypothetical
Investor Class	$1,000	$1,020.47	$4.79	0.94%
I Class	$1,000	$1,021.48	$3.77	0.74%
A Class	$1,000	$1,019.21	$6.06	1.19%
C Class	$1,000	$1,015.43	$9.86	1.94%
R Class	$1,000	$1,017.95	$7.32	1.44%
R6 Class	$1,000	$1,022.23	$3.01	0.59%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.
9

Schedules of Investments

JANUARY 31, 2023 (UNAUDITED)

One Choice In Retirement Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 42.4%
Diversified Bond Fund G Class	41,461,539	$393,884,618
High Income Fund G Class	8,241,688	68,735,680
Inflation-Adjusted Bond Fund G Class	5,848,402	62,811,843
Short Duration Fund G Class	15,257,125	149,367,258
Short Duration Inflation Protection Bond Fund G Class	13,688,503	138,253,882
		813,053,281
Domestic Equity Funds — 32.3%
Disciplined Growth Fund G Class	2,792,564	51,774,128
Focused Large Cap Value Fund G Class	16,253,969	162,214,612
Growth Fund G Class	1,960,051	77,833,633
Heritage Fund G Class	1,593,780	36,625,060
Mid Cap Value Fund G Class	3,812,922	62,150,636
Small Cap Growth Fund G Class	991,720	19,308,781
Small Cap Value Fund G Class	1,897,207	19,313,571
Sustainable Equity Fund G Class	4,597,494	189,186,865
		618,407,286
International Fixed Income Funds — 13.3%
Emerging Markets Debt Fund G Class	2,439,313	21,953,817
Global Bond Fund G Class	22,130,983	190,105,145
International Bond Fund G Class(2)	3,878,229	43,125,905
		255,184,867
International Equity Funds — 12.0%
Global Real Estate Fund G Class	1,674,239	20,643,369
International Growth Fund G Class	7,824,650	92,722,106
International Small-Mid Cap Fund G Class(2)	1,134,901	11,201,471
International Value Fund G Class	13,257,563	104,469,596
		229,036,542
TOTAL INVESTMENT SECURITIES—100.0% (Cost $1,780,151,128)		1,915,681,976
OTHER ASSETS AND LIABILITIES†		(1,322)
TOTAL NET ASSETS — 100.0%		$1,915,680,654

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
10

JANUARY 31, 2023 (UNAUDITED)

One Choice 2025 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 40.7%
Diversified Bond Fund G Class	40,407,627	$383,872,459
High Income Fund G Class	8,459,717	70,554,040
Inflation-Adjusted Bond Fund G Class	6,357,935	68,284,227
Short Duration Fund G Class	12,518,519	122,556,299
Short Duration Inflation Protection Bond Fund G Class	11,011,014	111,211,238
		756,478,263
Domestic Equity Funds — 33.3%
Disciplined Growth Fund G Class	2,880,509	53,404,635
Focused Large Cap Value Fund G Class	15,854,102	158,223,940
Growth Fund G Class	2,018,668	80,161,302
Heritage Fund G Class	1,700,847	39,085,470
Mid Cap Value Fund G Class	3,890,752	63,419,253
Small Cap Growth Fund G Class	991,873	19,311,769
Small Cap Value Fund G Class	1,897,544	19,317,002
Sustainable Equity Fund G Class	4,540,188	186,828,757
		619,752,128
International Fixed Income Funds — 13.3%
Emerging Markets Debt Fund G Class	2,903,772	26,133,949
Global Bond Fund G Class	21,106,584	181,305,559
International Bond Fund G Class(2)	3,625,406	40,314,518
		247,754,026
International Equity Funds — 12.7%
Emerging Markets Fund G Class	498,337	5,387,024
Global Real Estate Fund G Class	1,752,598	21,609,538
International Growth Fund G Class	7,763,033	91,991,940
International Small-Mid Cap Fund G Class(2)	1,434,281	14,156,357
International Value Fund G Class	12,603,695	99,317,114
Non-U.S. Intrinsic Value Fund G Class	474,966	4,588,170
		237,050,143
TOTAL INVESTMENT SECURITIES—100.0% (Cost $1,723,672,505)		1,861,034,560
OTHER ASSETS AND LIABILITIES†		(15,188)
TOTAL NET ASSETS — 100.0%		$1,861,019,372

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
11

JANUARY 31, 2023 (UNAUDITED)

One Choice 2030 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 36.3%
Disciplined Growth Fund G Class	2,792,717	$51,776,981
Focused Dynamic Growth Fund G Class(2)	104,357	4,387,176
Focused Large Cap Value Fund G Class	15,270,004	152,394,639
Growth Fund G Class	2,132,524	84,682,529
Heritage Fund G Class	2,025,824	46,553,429
Mid Cap Value Fund G Class	4,240,890	69,126,499
Small Cap Growth Fund G Class	997,131	19,414,143
Small Cap Value Fund G Class	1,907,712	19,420,505
Sustainable Equity Fund G Class	4,449,064	183,078,985
		630,834,886
Domestic Fixed Income Funds — 35.8%
Diversified Bond Fund G Class	36,461,921	346,388,246
High Income Fund G Class	8,700,684	72,563,706
Inflation-Adjusted Bond Fund G Class	6,952,533	74,670,200
Short Duration Fund G Class	7,077,844	69,292,094
Short Duration Inflation Protection Bond Fund G Class	5,851,652	59,101,682
		622,015,928
International Equity Funds — 15.0%
Emerging Markets Fund G Class	1,905,960	20,603,430
Global Real Estate Fund G Class	1,960,340	24,170,992
International Growth Fund G Class	7,693,166	91,164,020
International Small-Mid Cap Fund G Class(2)	2,084,369	20,572,724
International Value Fund G Class	11,095,189	87,430,092
Non-U.S. Intrinsic Value Fund G Class	1,651,479	15,953,284
		259,894,542
International Fixed Income Funds — 12.9%
Emerging Markets Debt Fund G Class	3,762,531	33,862,778
Global Bond Fund G Class	18,277,903	157,007,188
International Bond Fund G Class(2)	3,055,565	33,977,888
		224,847,854
TOTAL INVESTMENT SECURITIES—100.0% (Cost $1,645,755,046)		1,737,593,210
OTHER ASSETS AND LIABILITIES†		657
TOTAL NET ASSETS — 100.0%		$1,737,593,867

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
12

JANUARY 31, 2023 (UNAUDITED)

One Choice 2035 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 39.7%
Disciplined Growth Fund G Class	2,820,977	$52,300,918
Focused Dynamic Growth Fund G Class(2)	471,944	19,840,520
Focused Large Cap Value Fund G Class	18,362,625	183,258,998
Growth Fund G Class	2,707,267	107,505,582
Heritage Fund G Class	3,024,796	69,509,813
Mid Cap Value Fund G Class	5,778,889	94,195,888
Small Cap Growth Fund G Class	1,240,844	24,159,224
Small Cap Value Fund G Class	2,373,824	24,165,527
Sustainable Equity Fund G Class	5,454,561	224,455,170
		799,391,640
Domestic Fixed Income Funds — 31.1%
Diversified Bond Fund G Class	39,985,788	379,864,982
High Income Fund G Class	10,429,417	86,981,334
Inflation-Adjusted Bond Fund G Class	7,841,667	84,219,502
Short Duration Fund G Class	4,240,410	41,513,610
Short Duration Inflation Protection Bond Fund G Class	3,351,129	33,846,400
		626,425,828
International Equity Funds — 17.3%
Emerging Markets Fund G Class	4,284,972	46,320,549
Global Real Estate Fund G Class	2,662,962	32,834,316
International Growth Fund G Class	9,452,110	112,007,501
International Small-Mid Cap Fund G Class(2)	3,275,589	32,330,065
International Value Fund G Class	11,797,893	92,967,393
Non-U.S. Intrinsic Value Fund G Class	3,309,594	31,970,681
		348,430,505
International Fixed Income Funds — 11.9%
Emerging Markets Debt Fund G Class	5,173,059	46,557,531
Global Bond Fund G Class	19,309,149	165,865,586
International Bond Fund G Class(2)	2,487,515	27,661,163
		240,084,280
TOTAL INVESTMENT SECURITIES—100.0% (Cost $1,873,630,987)		2,014,332,253
OTHER ASSETS AND LIABILITIES†		638
TOTAL NET ASSETS — 100.0%		$2,014,332,891

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
13

JANUARY 31, 2023 (UNAUDITED)

One Choice 2040 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 43.6%
Disciplined Growth Fund G Class	1,614,588	$29,934,467
Focused Dynamic Growth Fund G Class(2)	623,355	26,205,831
Focused Large Cap Value Fund G Class	13,651,073	136,237,707
Growth Fund G Class	2,121,045	84,226,701
Heritage Fund G Class	2,824,589	64,909,060
Mid Cap Value Fund G Class	4,783,959	77,978,524
Small Cap Growth Fund G Class	957,181	18,636,323
Small Cap Value Fund G Class	1,837,867	18,709,486
Sustainable Equity Fund G Class	4,042,305	166,340,834
		623,178,933
Domestic Fixed Income Funds — 26.6%
Diversified Bond Fund G Class	26,492,669	251,680,356
High Income Fund G Class	7,250,038	60,465,318
Inflation-Adjusted Bond Fund G Class	4,775,347	51,287,229
Short Duration Fund G Class	965,537	9,452,608
Short Duration Inflation Protection Bond Fund G Class	757,002	7,645,718
		380,531,229
International Equity Funds — 19.7%
Emerging Markets Fund G Class	4,971,528	53,742,214
Global Real Estate Fund G Class	2,240,249	27,622,276
International Growth Fund G Class	6,834,539	80,989,282
International Small-Mid Cap Fund G Class(2)	2,922,258	28,842,691
International Value Fund G Class	7,195,770	56,702,667
Non-U.S. Intrinsic Value Fund G Class	3,389,992	32,747,321
		280,646,451
International Fixed Income Funds — 10.1%
Emerging Markets Debt Fund G Class	3,947,186	35,524,672
Global Bond Fund G Class	11,934,859	102,520,436
International Bond Fund G Class(2)	572,475	6,365,919
		144,411,027
TOTAL INVESTMENT SECURITIES—100.0% (Cost $1,337,806,296)		1,428,767,640
OTHER ASSETS AND LIABILITIES†		(30,550)
TOTAL NET ASSETS — 100.0%		$1,428,737,090

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
14

JANUARY 31, 2023 (UNAUDITED)

One Choice 2045 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 47.9%
Disciplined Growth Fund G Class	1,176,990	$21,821,397
Focused Dynamic Growth Fund G Class(2)	1,014,002	42,628,649
Focused Large Cap Value Fund G Class	15,427,650	153,967,943
Growth Fund G Class	2,430,250	96,505,219
Heritage Fund G Class	3,608,397	82,920,957
Mid Cap Value Fund G Class	5,755,407	93,813,140
Small Cap Growth Fund G Class	1,078,807	21,004,380
Small Cap Value Fund G Class	2,063,635	21,007,801
Sustainable Equity Fund G Class	4,526,004	186,245,079
		719,914,565
Domestic Fixed Income Funds — 22.0%
Diversified Bond Fund G Class	24,273,301	230,596,359
High Income Fund G Class	6,769,853	56,460,573
Inflation-Adjusted Bond Fund G Class	4,091,578	43,943,552
		331,000,484
International Equity Funds — 21.9%
Emerging Markets Fund G Class	6,971,294	75,359,693
Global Real Estate Fund G Class	2,672,011	32,945,897
International Growth Fund G Class	7,533,590	89,273,043
International Small-Mid Cap Fund G Class(2)	3,507,197	34,616,036
International Value Fund G Class	7,114,714	56,063,944
Non-U.S. Intrinsic Value Fund G Class	4,332,214	41,849,188
		330,107,801
International Fixed Income Funds — 8.2%
Emerging Markets Debt Fund G Class	3,840,743	34,566,684
Global Bond Fund G Class	10,385,481	89,211,283
		123,777,967
TOTAL INVESTMENT SECURITIES—100.0% (Cost $1,374,811,420)		1,504,800,817
OTHER ASSETS AND LIABILITIES†		19,228
TOTAL NET ASSETS — 100.0%		$1,504,820,045

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
15

JANUARY 31, 2023 (UNAUDITED)

One Choice 2050 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 52.5%
Disciplined Growth Fund G Class	412,477	$7,647,325
Focused Dynamic Growth Fund G Class(2)	1,043,321	43,861,196
Focused Large Cap Value Fund G Class	12,332,391	123,077,257
Growth Fund G Class	1,932,588	76,743,077
Heritage Fund G Class	2,865,307	65,844,748
Mid Cap Value Fund G Class	4,517,864	73,641,185
Small Cap Growth Fund G Class	850,828	16,565,627
Small Cap Value Fund G Class	1,627,261	16,565,514
Sustainable Equity Fund G Class	3,595,138	147,939,931
		571,885,860
International Equity Funds — 23.9%
Emerging Markets Fund G Class	5,526,880	59,745,573
Global Real Estate Fund G Class	2,094,283	25,822,512
International Growth Fund G Class	5,970,727	70,753,121
International Small-Mid Cap Fund G Class(2)	2,752,696	27,169,106
International Value Fund G Class	5,163,732	40,690,211
Non-U.S. Intrinsic Value Fund G Class	3,741,502	36,142,914
		260,323,437
Domestic Fixed Income Funds — 17.2%
Diversified Bond Fund G Class	13,688,941	130,044,937
High Income Fund G Class	3,874,013	32,309,265
Inflation-Adjusted Bond Fund G Class	2,352,663	25,267,599
		187,621,801
International Fixed Income Funds — 6.4%
Emerging Markets Debt Fund G Class	2,177,439	19,596,950
Global Bond Fund G Class	5,908,783	50,756,448
		70,353,398
TOTAL INVESTMENT SECURITIES—100.0% (Cost $1,010,887,277)		1,090,184,496
OTHER ASSETS AND LIABILITIES†		557
TOTAL NET ASSETS — 100.0%		$1,090,185,053

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
16

JANUARY 31, 2023 (UNAUDITED)

One Choice 2055 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 55.9%
Focused Dynamic Growth Fund G Class(2)	904,472	$38,024,000
Focused Large Cap Value Fund G Class	9,216,360	91,979,273
Growth Fund G Class	1,427,476	56,685,060
Heritage Fund G Class	2,103,967	48,349,159
Mid Cap Value Fund G Class	3,330,922	54,294,025
Small Cap Growth Fund G Class	620,262	12,076,495
Small Cap Value Fund G Class	1,186,708	12,080,686
Sustainable Equity Fund G Class	2,648,070	108,968,077
		422,456,775
International Equity Funds — 25.4%
Emerging Markets Fund G Class	4,055,065	43,835,252
Global Real Estate Fund G Class	1,536,373	18,943,484
International Growth Fund G Class	4,419,843	52,375,138
International Small-Mid Cap Fund G Class(2)	2,018,325	19,920,864
International Value Fund G Class	3,609,059	28,439,384
Non-U.S. Intrinsic Value Fund G Class	2,933,632	28,338,885
		191,853,007
Domestic Fixed Income Funds — 13.5%
Diversified Bond Fund G Class	7,425,310	70,540,449
High Income Fund G Class	2,133,953	17,797,171
Inflation-Adjusted Bond Fund G Class	1,290,381	13,858,694
		102,196,314
International Fixed Income Funds — 5.2%
Emerging Markets Debt Fund G Class	1,212,183	10,909,643
Global Bond Fund G Class	3,240,789	27,838,381
		38,748,024
TOTAL INVESTMENT SECURITIES—100.0% (Cost $711,832,683)		755,254,120
OTHER ASSETS AND LIABILITIES†		250,312
TOTAL NET ASSETS — 100.0%		$755,504,432

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
17

JANUARY 31, 2023 (UNAUDITED)

One Choice 2060 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 57.9%
Focused Dynamic Growth Fund G Class(2)	425,976	$17,908,034
Focused Large Cap Value Fund G Class	4,398,268	43,894,718
Growth Fund G Class	671,328	26,658,445
Heritage Fund G Class	991,816	22,791,941
Mid Cap Value Fund G Class	1,589,768	25,913,224
Small Cap Growth Fund G Class	287,005	5,587,983
Small Cap Value Fund G Class	549,076	5,589,591
Sustainable Equity Fund G Class	1,256,521	51,705,830
		200,049,766
International Equity Funds — 25.9%
Emerging Markets Fund G Class	1,917,354	20,726,596
Global Real Estate Fund G Class	706,617	8,712,584
International Growth Fund G Class	2,066,180	24,484,238
International Small-Mid Cap Fund G Class(2)	926,970	9,149,194
International Value Fund G Class	1,640,798	12,929,486
Non-U.S. Intrinsic Value Fund G Class	1,417,274	13,690,869
		89,692,967
Domestic Fixed Income Funds — 11.8%
Diversified Bond Fund G Class	2,986,461	28,371,376
High Income Fund G Class	829,724	6,919,899
Inflation-Adjusted Bond Fund G Class	507,523	5,450,798
		40,742,073
International Fixed Income Funds — 4.4%
Emerging Markets Debt Fund G Class	465,240	4,187,160
Global Bond Fund G Class	1,295,443	11,127,853
		15,315,013
TOTAL INVESTMENT SECURITIES—100.0% (Cost $339,623,818)		345,799,819
OTHER ASSETS AND LIABILITIES†		(116)
TOTAL NET ASSETS — 100.0%		$345,799,703

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
18

JANUARY 31, 2023 (UNAUDITED)

One Choice 2065 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 58.9%
Focused Dynamic Growth Fund G Class(2)	49,886	$2,097,198
Focused Large Cap Value Fund G Class	518,926	5,178,883
Growth Fund G Class	78,827	3,130,224
Heritage Fund G Class	116,304	2,672,676
Mid Cap Value Fund G Class	187,336	3,053,579
Small Cap Growth Fund G Class	34,342	668,644
Small Cap Value Fund G Class	65,978	671,651
Sustainable Equity Fund G Class	147,832	6,083,302
		23,556,157
International Equity Funds — 26.2%
Emerging Markets Fund G Class	222,823	2,408,721
Global Real Estate Fund G Class	82,850	1,021,538
International Growth Fund G Class	242,355	2,871,911
International Small-Mid Cap Fund G Class(2)	109,655	1,082,292
International Value Fund G Class	187,500	1,477,504
Non-U.S. Intrinsic Value Fund G Class	166,411	1,607,530
		10,469,496
Domestic Fixed Income Funds — 10.8%
Diversified Bond Fund G Class	314,925	2,991,787
High Income Fund G Class	89,363	745,285
Inflation-Adjusted Bond Fund G Class	54,685	587,318
		4,324,390
International Fixed Income Funds — 4.1%
Emerging Markets Debt Fund G Class	49,039	441,350
Global Bond Fund G Class	138,335	1,188,297
		1,629,647
TOTAL INVESTMENT SECURITIES—100.0% (Cost $42,189,231)		39,979,690
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$39,979,690

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
19

Statements of Assets and Liabilities

JANUARY 31, 2023 (UNAUDITED)
	One Choice In Retirement Portfolio	One Choice 2025 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,780,151,128 and $1,723,672,505, respectively)	$1,915,681,976	$1,861,034,560
Receivable for investments sold	2,859,945	1,490,174
Receivable for capital shares sold	2,990,645	3,271,639
Distributions receivable from affiliates	2,021,592	1,921,278
	1,923,554,158	1,867,717,651

Liabilities
Payable for investments purchased	2,021,194	1,920,784
Payable for capital shares redeemed	4,700,706	3,651,176
Accrued management fees	1,012,393	989,856
Distribution and service fees payable	139,211	136,463
	7,873,504	6,698,279

Net Assets	$1,915,680,654	$1,861,019,372

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,784,546,033	$1,717,768,605
Distributable earnings (loss)	131,134,621	143,250,767
	$1,915,680,654	$1,861,019,372

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice In Retirement Portfolio
Investor Class, $0.01 Par Value	$772,829,018	65,796,387	$11.75
I Class, $0.01 Par Value	$266,387,100	22,673,859	$11.75
A Class, $0.01 Par Value	$195,206,790	16,615,653	$11.75
C Class, $0.01 Par Value	$2,187,169	188,333	$11.61
R Class, $0.01 Par Value	$230,964,351	19,719,892	$11.71
R6 Class, $0.01 Par Value	$448,106,226	49,396,329	$9.07
One Choice 2025 Portfolio
Investor Class, $0.01 Par Value	$669,532,569	50,845,983	$13.17
I Class, $0.01 Par Value	$279,783,551	21,248,045	$13.17
A Class, $0.01 Par Value	$168,693,339	12,809,166	$13.17
C Class, $0.01 Par Value	$1,882,088	142,637	$13.19
R Class, $0.01 Par Value	$239,454,791	18,187,813	$13.17
R6 Class, $0.01 Par Value	$501,673,034	53,657,832	$9.35
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $12.47 and $13.97 (net asset value divided by 0.9425) for One Choice In Retirement Portfolio and One Choice 2025 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
20

JANUARY 31, 2023 (UNAUDITED)
	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,645,755,046 and $1,873,630,987, respectively)	$1,737,593,210	$2,014,332,253
Receivable for investments sold	2,323,830	1,835,416
Receivable for capital shares sold	6,180,475	3,315,923
Distributions receivable from affiliates	1,659,275	1,755,516
	1,747,756,790	2,021,239,108

Liabilities
Payable for investments purchased	1,658,546	1,754,879
Payable for capital shares redeemed	7,424,872	3,842,768
Accrued management fees	918,293	1,135,883
Distribution and service fees payable	161,212	172,687
	10,162,923	6,906,217

Net Assets	$1,737,593,867	$2,014,332,891

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,650,387,494	$1,870,981,957
Distributable earnings (loss)	87,206,373	143,350,934
	$1,737,593,867	$2,014,332,891

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice 2030 Portfolio
Investor Class, $0.01 Par Value	$405,879,886	35,124,445	$11.56
I Class, $0.01 Par Value	$309,991,708	26,847,812	$11.55
A Class, $0.01 Par Value	$154,172,716	13,364,043	$11.54
C Class, $0.01 Par Value	$2,108,637	182,282	$11.57
R Class, $0.01 Par Value	$305,880,057	26,498,303	$11.54
R6 Class, $0.01 Par Value	$559,560,863	54,369,383	$10.29
One Choice 2035 Portfolio
Investor Class, $0.01 Par Value	$599,053,438	40,797,392	$14.68
I Class, $0.01 Par Value	$337,655,507	22,970,862	$14.70
A Class, $0.01 Par Value	$183,600,942	12,501,806	$14.69
C Class, $0.01 Par Value	$1,175,918	80,148	$14.67
R Class, $0.01 Par Value	$321,469,803	21,885,448	$14.69
R6 Class, $0.01 Par Value	$571,377,283	60,037,727	$9.52
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $12.24 and $15.59 (net asset value divided by 0.9425) for One Choice 2030 Portfolio and One Choice 2035 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
21

JANUARY 31, 2023 (UNAUDITED)
	One Choice 2040 Portfolio	One Choice 2045 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,337,806,296 and $1,374,811,420, respectively)	$1,428,767,640	$1,504,800,817
Receivable for investments sold	2,606,016	2,411,901
Receivable for capital shares sold	3,181,763	3,513,203
Distributions receivable from affiliates	1,123,932	1,004,499
	1,435,679,351	1,511,730,420

Liabilities
Payable for investments purchased	1,123,360	1,003,986
Payable for capital shares redeemed	4,848,331	4,853,363
Accrued management fees	820,562	908,816
Distribution and service fees payable	150,008	144,210
	6,942,261	6,910,375

Net Assets	$1,428,737,090	$1,504,820,045

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,344,323,373	$1,374,589,329
Distributable earnings (loss)	84,413,717	130,230,716
	$1,428,737,090	$1,504,820,045

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice 2040 Portfolio
Investor Class, $0.01 Par Value	$317,281,447	25,971,667	$12.22
I Class, $0.01 Par Value	$265,897,475	21,766,800	$12.22
A Class, $0.01 Par Value	$130,406,397	10,676,928	$12.21
C Class, $0.01 Par Value	$1,084,459	88,943	$12.19
R Class, $0.01 Par Value	$294,535,633	24,123,650	$12.21
R6 Class, $0.01 Par Value	$419,531,679	39,663,146	$10.58
One Choice 2045 Portfolio
Investor Class, $0.01 Par Value	$418,392,198	26,671,696	$15.69
I Class, $0.01 Par Value	$257,832,362	16,420,563	$15.70
A Class, $0.01 Par Value	$127,163,125	8,110,834	$15.68
C Class, $0.01 Par Value	$1,430,198	91,501	$15.63
R Class, $0.01 Par Value	$282,608,988	18,007,773	$15.69
R6 Class, $0.01 Par Value	$417,393,174	43,663,202	$9.56
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $12.95 and $16.64 (net asset value divided by 0.9425) for One Choice 2040 Portfolio and One Choice 2045 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
22

JANUARY 31, 2023 (UNAUDITED)
	One Choice 2050 Portfolio	One Choice 2055 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,010,887,277 and $711,832,683, respectively)	$1,090,184,496	$755,254,120
Receivable for investments sold	1,266,581	640,186
Receivable for capital shares sold	1,932,729	1,637,019
Distributions receivable from affiliates	569,085	311,401
	1,093,952,891	757,842,726

Liabilities
Disbursements in excess of demand deposit cash	—	966
Payable for investments purchased	568,529	311,009
Payable for capital shares redeemed	2,419,273	1,490,207
Accrued management fees	663,766	453,137
Distribution and service fees payable	116,270	82,975
	3,767,838	2,338,294

Net Assets	$1,090,185,053	$755,504,432

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,018,637,520	$722,534,283
Distributable earnings (loss)	71,547,533	32,970,149
	$1,090,185,053	$755,504,432

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice 2050 Portfolio
Investor Class, $0.01 Par Value	$223,800,029	17,179,717	$13.03
I Class, $0.01 Par Value	$215,203,236	16,499,607	$13.04
A Class, $0.01 Par Value	$92,375,704	7,090,946	$13.03
C Class, $0.01 Par Value	$1,136,817	87,449	$13.00
R Class, $0.01 Par Value	$233,080,360	17,880,659	$13.04
R6 Class, $0.01 Par Value	$324,588,907	28,726,098	$11.30
One Choice 2055 Portfolio
Investor Class, $0.01 Par Value	$119,469,272	8,156,241	$14.65
I Class, $0.01 Par Value	$167,959,668	11,471,783	$14.64
A Class, $0.01 Par Value	$65,873,411	4,502,638	$14.63
C Class, $0.01 Par Value	$806,474	55,507	$14.53
R Class, $0.01 Par Value	$167,466,570	11,430,629	$14.65
R6 Class, $0.01 Par Value	$233,929,037	19,634,684	$11.91
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $13.82 and $15.52 (net asset value divided by 0.9425) for One Choice 2050 Portfolio and One Choice 2055 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
23

JANUARY 31, 2023 (UNAUDITED)
	One Choice 2060 Portfolio	One Choice 2065 Portfolio
Assets
Investment securities in affiliates, at value (cost of $339,623,818 and $42,189,231, respectively)	$345,799,819	$39,979,690
Receivable for investments sold	528,812	—
Receivable for capital shares sold	513,407	79,336
Distributions receivable from affiliates	122,085	12,651
	346,964,123	40,071,677

Liabilities
Payable for investments purchased	121,986	55,389
Payable for capital shares redeemed	790,202	8,584
Accrued management fees	207,927	22,909
Distribution and service fees payable	44,305	5,105
	1,164,420	91,987

Net Assets	$345,799,703	$39,979,690

Net Assets Consist of:
Capital (par value and paid-in surplus)	$349,750,734	$42,633,741
Distributable earnings (loss)	(3,951,031)	(2,654,051)
	$345,799,703	$39,979,690

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice 2060 Portfolio
Investor Class, $0.01 Par Value	$60,287,768	4,548,511	$13.25
I Class, $0.01 Par Value	$57,422,746	4,330,009	$13.26
A Class, $0.01 Par Value	$25,019,841	1,888,534	$13.25
C Class, $0.01 Par Value	$263,680	20,059	$13.15
R Class, $0.01 Par Value	$95,322,925	7,198,020	$13.24
R6 Class, $0.01 Par Value	$107,482,743	8,081,507	$13.30
One Choice 2065 Portfolio
Investor Class, $0.01 Par Value	$4,854,032	454,016	$10.69
I Class, $0.01 Par Value	$6,734,661	630,138	$10.69
A Class, $0.01 Par Value	$1,626,510	152,226	$10.68
C Class, $0.01 Par Value	$43,642	4,086	$10.68
R Class, $0.01 Par Value	$11,915,541	1,114,808	$10.69
R6 Class, $0.01 Par Value	$14,805,304	1,383,878	$10.70
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $14.06 and $11.33 (net asset value divided by 0.9425) for One Choice 2060 Portfolio and One Choice 2065 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
24

Statements of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2023 (UNAUDITED)
	One Choice In Retirement Portfolio	One Choice 2025 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$46,134,693	$44,091,700

Expenses:
Management fees	6,500,173	6,251,310
Distribution and service fees:
A Class	242,118	210,849
C Class	11,798	9,432
R Class	558,027	572,844
Directors' fees and expenses	30,579	29,517
Proxy solicitation expenses	28,032	27,017
	7,370,727	7,100,969
Fees waived	(474,270)	(383,732)
	6,896,457	6,717,237

Net investment income (loss)	39,238,236	37,374,463

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	6,706,500	2,223,812
Capital gain distributions received from underlying funds	17,862,336	17,623,420
	24,568,836	19,847,232

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(58,121,005)	(49,798,927)

Net realized and unrealized gain (loss) on affiliates	(33,552,169)	(29,951,695)

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,686,067	$7,422,768

See Notes to Financial Statements.
25

FOR THE SIX MONTHS ENDED JANUARY 31, 2023 (UNAUDITED)
	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$39,587,939	$43,769,643

Expenses:
Management fees	5,799,554	7,059,739
Distribution and service fees:
A Class	192,292	227,552
C Class	10,476	5,708
R Class	720,598	750,082
Directors' fees and expenses	27,118	31,088
Proxy solicitation expenses	27,452	35,540
	6,777,490	8,109,709
Fees waived	(413,310)	(434,848)
	6,364,180	7,674,861

Net investment income (loss)	33,223,759	36,094,782

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(13,308,634)	(12,017,118)
Capital gain distributions received from underlying funds	17,163,837	20,902,940
	3,855,203	8,885,822

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(24,051,134)	(23,948,388)

Net realized and unrealized gain (loss) on affiliates	(20,195,931)	(15,062,566)

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,027,828	$21,032,216

See Notes to Financial Statements.
26

FOR THE SIX MONTHS ENDED JANUARY 31, 2023 (UNAUDITED)
	One Choice 2040 Portfolio	One Choice 2045 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$29,657,869	$29,486,448

Expenses:
Management fees	5,096,541	5,580,111
Distribution and service fees:
A Class	156,662	154,129
C Class	5,505	6,873
R Class	684,639	652,250
Directors' fees and expenses	21,957	23,006
Proxy solicitation expenses	30,978	39,296
	5,996,282	6,455,665
Fees waived	(332,933)	(300,357)
	5,663,349	6,155,308

Net investment income (loss)	23,994,520	23,331,140

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(17,462,665)	(13,706,793)
Capital gain distributions received from underlying funds	15,919,921	18,009,795
	(1,542,744)	4,303,002

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(1,691,024)	(1,603,553)

Net realized and unrealized gain (loss) on affiliates	(3,233,768)	2,699,449

Net Increase (Decrease) in Net Assets Resulting from Operations	$20,760,752	$26,030,589

See Notes to Financial Statements.
27

FOR THE SIX MONTHS ENDED JANUARY 31, 2023 (UNAUDITED)
	One Choice 2050 Portfolio	One Choice 2055 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$20,164,245	$13,259,901

Expenses:
Management fees	4,017,142	2,757,427
Distribution and service fees:
A Class	109,901	77,005
C Class	5,299	3,926
R Class	529,047	373,779
Directors' fees and expenses	16,457	11,238
Proxy solicitation expenses	34,968	33,537
	4,712,814	3,256,912
Fees waived	(191,325)	(170,499)
	4,521,489	3,086,413

Net investment income (loss)	15,642,756	10,173,488

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(18,642,140)	(16,257,063)
Capital gain distributions received from underlying funds	14,205,450	10,371,192
	(4,436,690)	(5,885,871)

Change in net unrealized appreciation (depreciation) on investments in underlying funds	12,669,037	14,392,465

Net realized and unrealized gain (loss) on affiliates	8,232,347	8,506,594

Net Increase (Decrease) in Net Assets Resulting from Operations	$23,875,103	$18,680,082

See Notes to Financial Statements.
28

FOR THE SIX MONTHS ENDED JANUARY 31, 2023 (UNAUDITED)
	One Choice 2060 Portfolio	One Choice 2065 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$5,716,674	$597,521

Expenses:
Management fees	1,235,225	120,714
Distribution and service fees:
A Class	28,566	1,423
C Class	1,226	187
R Class	208,582	22,416
Directors' fees and expenses	4,882	469
Proxy solicitation expenses	24,444	8,949
	1,502,925	154,158
Fees waived	(89,175)	(9,759)
	1,413,750	144,399

Net investment income (loss)	4,302,924	453,122

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(7,510,519)	(614,538)
Capital gain distributions received from underlying funds	4,733,253	524,697
	(2,777,266)	(89,841)

Change in net unrealized appreciation (depreciation) on investments in underlying funds	8,112,411	1,279,524

Net realized and unrealized gain (loss) on affiliates	5,335,145	1,189,683

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,638,069	$1,642,805

See Notes to Financial Statements.
29

Statements of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2023 (UNAUDITED) AND YEAR ENDED JULY 31, 2022
	One Choice In Retirement Portfolio		One Choice 2025 Portfolio
Increase (Decrease) in Net Assets	January 31, 2023	July 31, 2022	January 31, 2023	July 31, 2022
Operations
Net investment income (loss)	$39,238,236	$101,892,413	$37,374,463	$101,678,037
Net realized gain (loss)	24,568,836	86,793,657	19,847,232	96,493,756
Change in net unrealized appreciation (depreciation)	(58,121,005)	(374,658,155)	(49,798,927)	(393,012,926)
Net increase (decrease) in net assets resulting from operations	5,686,067	(185,972,085)	7,422,768	(194,841,133)

Distributions to Shareholders
From earnings:
Investor Class	(31,738,083)	(75,268,652)	(28,548,007)	(64,627,237)
I Class	(11,225,878)	(29,384,549)	(12,295,260)	(29,947,885)
A Class	(7,733,006)	(17,895,445)	(6,790,381)	(15,704,904)
C Class	(81,474)	(281,897)	(62,011)	(196,368)
R Class	(8,733,709)	(19,032,312)	(8,848,900)	(17,832,838)
R6 Class	(23,879,344)	(59,897,904)	(31,237,545)	(69,708,018)
Decrease in net assets from distributions	(83,391,494)	(201,760,759)	(87,782,104)	(198,017,250)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(40,190,676)	(257,932,454)	(26,050,439)	(206,231,189)

Net increase (decrease) in net assets	(117,896,103)	(645,665,298)	(106,409,775)	(599,089,572)

Net Assets
Beginning of period	2,033,576,757	2,679,242,055	1,967,429,147	2,566,518,719
End of period	$1,915,680,654	$2,033,576,757	$1,861,019,372	$1,967,429,147

See Notes to Financial Statements.
30

SIX MONTHS ENDED JANUARY 31, 2023 (UNAUDITED) AND YEAR ENDED JULY 31, 2022
	One Choice 2030 Portfolio		One Choice 2035 Portfolio
Increase (Decrease) in Net Assets	January 31, 2023	July 31, 2022	January 31, 2023	July 31, 2022
Operations
Net investment income (loss)	$33,223,759	$92,086,452	$36,094,782	$106,741,100
Net realized gain (loss)	3,855,203	89,447,244	8,885,822	116,421,542
Change in net unrealized appreciation (depreciation)	(24,051,134)	(371,678,686)	(23,948,388)	(461,836,590)
Net increase (decrease) in net assets resulting from operations	13,027,828	(190,144,990)	21,032,216	(238,673,948)

Distributions to Shareholders
From earnings:
Investor Class	(21,133,455)	(37,930,472)	(29,113,709)	(51,528,323)
I Class	(16,495,579)	(31,137,808)	(16,646,206)	(30,293,457)
A Class	(7,666,919)	(14,421,414)	(8,617,225)	(14,980,120)
C Class	(86,646)	(213,331)	(44,753)	(110,066)
R Class	(13,976,666)	(22,222,744)	(13,741,440)	(20,697,138)
R6 Class	(33,248,073)	(62,185,446)	(43,393,558)	(76,638,766)
Decrease in net assets from distributions	(92,607,338)	(168,111,215)	(111,556,891)	(194,247,870)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	26,782,701	(75,988,669)	56,455,997	(44,962,079)

Net increase (decrease) in net assets	(52,796,809)	(434,244,874)	(34,068,678)	(477,883,897)

Net Assets
Beginning of period	1,790,390,676	2,224,635,550	2,048,401,569	2,526,285,466
End of period	$1,737,593,867	$1,790,390,676	$2,014,332,891	$2,048,401,569

See Notes to Financial Statements.
31

SIX MONTHS ENDED JANUARY 31, 2023 (UNAUDITED) AND YEAR ENDED JULY 31, 2022
	One Choice 2040 Portfolio		One Choice 2045 Portfolio
Increase (Decrease) in Net Assets	January 31, 2023	July 31, 2022	January 31, 2023	July 31, 2022
Operations
Net investment income (loss)	$23,994,520	$77,283,729	$23,331,140	$82,103,763
Net realized gain (loss)	(1,542,744)	87,032,892	4,303,002	106,102,880
Change in net unrealized appreciation (depreciation)	(1,691,024)	(347,238,092)	(1,603,553)	(392,020,651)
Net increase (decrease) in net assets resulting from operations	20,760,752	(182,921,471)	26,030,589	(203,814,008)

Distributions to Shareholders
From earnings:
Investor Class	(18,460,729)	(30,078,810)	(22,157,540)	(37,296,784)
I Class	(15,362,725)	(26,312,273)	(13,900,939)	(23,437,359)
A Class	(7,090,840)	(11,766,510)	(6,426,727)	(10,768,562)
C Class	(52,271)	(92,512)	(61,618)	(116,970)
R Class	(14,991,024)	(20,928,000)	(13,199,074)	(18,546,575)
R6 Class	(28,404,492)	(52,115,518)	(36,216,085)	(63,298,641)
Decrease in net assets from distributions	(84,362,081)	(141,293,623)	(91,961,983)	(153,464,891)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	46,824,730	(21,007,985)	59,382,552	(23,338,616)

Net increase (decrease) in net assets	(16,776,599)	(345,223,079)	(6,548,842)	(380,617,515)

Net Assets
Beginning of period	1,445,513,689	1,790,736,768	1,511,368,887	1,891,986,402
End of period	$1,428,737,090	$1,445,513,689	$1,504,820,045	$1,511,368,887

See Notes to Financial Statements.
32

SIX MONTHS ENDED JANUARY 31, 2023 (UNAUDITED) AND YEAR ENDED JULY 31, 2022
	One Choice 2050 Portfolio		One Choice 2055 Portfolio
Increase (Decrease) in Net Assets	January 31, 2023	July 31, 2022	January 31, 2023	July 31, 2022
Operations
Net investment income (loss)	$15,642,756	$59,213,403	$10,173,488	$40,139,800
Net realized gain (loss)	(4,436,690)	73,548,421	(5,885,871)	47,032,034
Change in net unrealized appreciation (depreciation)	12,669,037	(278,835,356)	14,392,465	(188,168,821)
Net increase (decrease) in net assets resulting from operations	23,875,103	(146,073,532)	18,680,082	(100,996,987)

Distributions to Shareholders
From earnings:
Investor Class	(13,810,584)	(19,584,498)	(6,889,472)	(10,516,664)
I Class	(13,082,127)	(18,807,255)	(9,402,434)	(14,045,981)
A Class	(5,270,428)	(7,479,172)	(3,437,227)	(4,965,583)
C Class	(56,479)	(91,643)	(36,512)	(59,803)
R Class	(12,587,924)	(14,630,696)	(8,162,255)	(9,808,258)
R6 Class	(22,936,476)	(37,644,256)	(16,163,562)	(27,609,685)
Decrease in net assets from distributions	(67,744,018)	(98,237,520)	(44,091,462)	(67,005,974)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	63,796,452	616,751	53,820,922	27,918,203

Net increase (decrease) in net assets	19,927,537	(243,694,301)	28,409,542	(140,084,758)

Net Assets
Beginning of period	1,070,257,516	1,313,951,817	727,094,890	867,179,648
End of period	$1,090,185,053	$1,070,257,516	$755,504,432	$727,094,890

See Notes to Financial Statements.
33

SIX MONTHS ENDED JANUARY 31, 2023 (UNAUDITED) AND YEAR ENDED JULY 31, 2022
	One Choice 2060 Portfolio		One Choice 2065 Portfolio
Increase (Decrease) in Net Assets	January 31, 2023	July 31, 2022	January 31, 2023	July 31, 2022
Operations
Net investment income (loss)	$4,302,924	$15,691,515	$453,122	$866,732
Net realized gain (loss)	(2,777,266)	15,500,419	(89,841)	555,898
Change in net unrealized appreciation (depreciation)	8,112,411	(71,627,849)	1,279,524	(4,042,530)
Net increase (decrease) in net assets resulting from operations	9,638,069	(40,435,915)	1,642,805	(2,619,900)

Distributions to Shareholders
From earnings:
Investor Class	(3,749,305)	(3,814,767)	(171,838)	(125,764)
I Class	(3,829,500)	(3,552,447)	(249,270)	(103,965)
A Class	(1,555,452)	(1,504,548)	(53,366)	(22,097)
C Class	(14,871)	(14,810)	(1,231)	(1,069)
R Class	(5,638,251)	(4,091,371)	(368,430)	(129,272)
R6 Class	(7,174,242)	(7,968,447)	(580,166)	(407,453)
Decrease in net assets from distributions	(21,961,621)	(20,946,390)	(1,424,301)	(789,620)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	47,969,603	45,369,632	14,312,067	19,639,970

Net increase (decrease) in net assets	35,646,051	(16,012,673)	14,530,571	16,230,450

Net Assets
Beginning of period	310,153,652	326,166,325	25,449,119	9,218,669
End of period	$345,799,703	$310,153,652	$39,979,690	$25,449,119

See Notes to Financial Statements.
34

Notes to Financial Statements

JANUARY 31, 2023 (UNAUDITED)

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. One Choice In Retirement Portfolio, One Choice 2025 Portfolio, One Choice 2030 Portfolio, One Choice 2035 Portfolio, One Choice 2040 Portfolio, One Choice 2045 Portfolio, One Choice 2050 Portfolio, One Choice 2055 Portfolio, One Choice 2060 Portfolio and One Choice 2065 Portfolio (collectively, the funds) are ten funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in other American Century Investments mutual funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities, fixed-income securities and short-term investments. The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com. The investment objective of One Choice In Retirement Portfolio is to seek current income. Capital appreciation is a secondary objective. The investment objective of each of the nine target date One Choice Portfolios is to seek the highest total return consistent with its asset mix. When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target date, its target allocation will become fixed and will match that of One Choice In Retirement Portfolio.

The funds offer the Investor Class, I Class, A Class, C Class, R Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

35

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for One Choice In Retirement Portfolio. Distributions from net investment income, if any, are generally declared and paid annually for the nine target date One Choice Portfolios. Distributions from net realized gains, if any, are generally declared and paid annually for all funds. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class of each fund and paid monthly in arrears. The difference in the fee among the classes of each fund is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each fund’s assets, which do not vary by class. Each year, the Board of Directors will approve a new management fee rate to be applied December 1st. The fee rate will be based on the most conservative neutral mix of the underlying funds as estimated by the portfolio managers for the upcoming year, and adjusted for each class to reflect such class’s separate arrangements for shareholder services. During the period ended January 31, 2023, the investment advisor agreed to waive a portion of each class of each fund’s management fee. The investment advisor expects these waivers to continue until November 30, 2023 and cannot terminate them prior to such date without the approval of the Board of Directors.

36

From August 1, 2022 until November 30, 2022, the annual management fee and the fee waiver for each class of each fund was as follows:

	Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.77%	0.58%	0.48%	0.03%	0.04%	0.09%
One Choice 2025 Portfolio	0.78%	0.59%	0.49%	0.02%	0.03%	0.08%
One Choice 2030 Portfolio	0.81%	0.62%	0.51%	0.03%	0.04%	0.08%
One Choice 2035 Portfolio	0.84%	0.64%	0.54%	0.03%	0.03%	0.08%
One Choice 2040 Portfolio	0.86%	0.67%	0.56%	0.03%	0.04%	0.08%
One Choice 2045 Portfolio	0.89%	0.69%	0.58%	0.03%	0.03%	0.07%
One Choice 2050 Portfolio	0.91%	0.71%	0.58%	0.03%	0.03%	0.05%
One Choice 2055 Portfolio	0.92%	0.72%	0.59%	0.04%	0.04%	0.06%
One Choice 2060 Portfolio	0.93%	0.73%	0.60%	0.05%	0.05%	0.07%
One Choice 2065 Portfolio	0.93%	0.74%	0.60%	0.05%	0.06%	0.07%

Effective December 1, 2022, the annual management fee and the fee waiver for each class of each fund are as follows:

	Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.78%	0.60%	0.50%	0.04%	0.06%	0.11%
One Choice 2025 Portfolio	0.79%	0.60%	0.51%	0.03%	0.04%	0.10%
One Choice 2030 Portfolio	0.81%	0.62%	0.52%	0.03%	0.04%	0.09%
One Choice 2035 Portfolio	0.84%	0.65%	0.54%	0.03%	0.04%	0.08%
One Choice 2040 Portfolio	0.87%	0.67%	0.56%	0.04%	0.04%	0.08%
One Choice 2045 Portfolio	0.89%	0.70%	0.58%	0.03%	0.04%	0.07%
One Choice 2050 Portfolio	0.91%	0.71%	0.59%	0.03%	0.03%	0.06%
One Choice 2055 Portfolio	0.92%	0.73%	0.60%	0.04%	0.05%	0.07%
One Choice 2060 Portfolio	0.93%	0.73%	0.61%	0.05%	0.05%	0.08%
One Choice 2065 Portfolio	0.94%	0.74%	0.61%	0.06%	0.06%	0.08%

For the period ended January 31, 2023, the effective annual management fee, the fee waiver and the effective annual management fee after waiver for each class of each fund are as follows:

	Effective Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.77%	0.59%	0.49%	0.03%	0.05%	0.10%
One Choice 2025 Portfolio	0.78%	0.59%	0.50%	0.02%	0.03%	0.09%
One Choice 2030 Portfolio	0.81%	0.62%	0.51%	0.03%	0.04%	0.08%
One Choice 2035 Portfolio	0.84%	0.64%	0.54%	0.03%	0.03%	0.08%
One Choice 2040 Portfolio	0.86%	0.67%	0.56%	0.03%	0.04%	0.08%
One Choice 2045 Portfolio	0.89%	0.69%	0.58%	0.03%	0.03%	0.07%
One Choice 2050 Portfolio	0.91%	0.71%	0.58%	0.03%	0.03%	0.05%
One Choice 2055 Portfolio	0.92%	0.72%	0.59%	0.04%	0.04%	0.06%
One Choice 2060 Portfolio	0.93%	0.73%	0.60%	0.05%	0.05%	0.07%
One Choice 2065 Portfolio	0.93%	0.74%	0.60%	0.05%	0.06%	0.07%

37

	Effective Annual Management Fee After Waiver
	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.74%	0.54%	0.39%
One Choice 2025 Portfolio	0.76%	0.56%	0.41%
One Choice 2030 Portfolio	0.78%	0.58%	0.43%
One Choice 2035 Portfolio	0.81%	0.61%	0.46%
One Choice 2040 Portfolio	0.83%	0.63%	0.48%
One Choice 2045 Portfolio	0.86%	0.66%	0.51%
One Choice 2050 Portfolio	0.88%	0.68%	0.53%
One Choice 2055 Portfolio	0.88%	0.68%	0.53%
One Choice 2060 Portfolio	0.88%	0.68%	0.53%
One Choice 2065 Portfolio	0.88%	0.68%	0.53%

The total amount of the waiver for each class of each fund for the period ended January 31, 2023 is as follows:

	Investor Class	I Class	A Class	C Class	R Class	R6 Class
One Choice In Retirement Portfolio	$129,963	$64,111	$32,325	$391	$37,303	$210,177
One Choice 2025 Portfolio	$78,599	$47,202	$19,691	$220	$26,862	$211,158
One Choice 2030 Portfolio	$61,471	$62,687	$23,075	$314	$43,236	$222,527
One Choice 2035 Portfolio	$89,301	$54,860	$27,306	$171	$45,005	$218,205
One Choice 2040 Portfolio	$52,780	$52,492	$20,952	$183	$45,882	$160,644
One Choice 2045 Portfolio	$62,136	$42,156	$18,495	$206	$39,135	$138,229
One Choice 2050 Portfolio	$33,617	$31,422	$13,188	$159	$31,743	$81,196
One Choice 2055 Portfolio	$24,240	$34,764	$12,321	$157	$29,902	$69,115
One Choice 2060 Portfolio	$13,581	$13,359	$5,713	$61	$20,858	$35,603
One Choice 2065 Portfolio	$1,065	$1,481	$309	$10	$2,423	$4,471

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. These fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended January 31, 2023 are detailed in the Statements of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

38

4. Investment Transactions

Investment transactions for the period ended January 31, 2023 were as follows:

	One Choice In Retirement Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio
Purchases	$219,110,765	$209,522,649	$204,343,626	$230,011,695	$167,312,924
Sales	$285,589,435	$268,356,264	$219,780,529	$228,114,721	$164,908,171

	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio
Purchases	$166,940,478	$143,682,020	$110,629,185	$67,003,886	$16,211,701
Sales	$158,198,007	$117,781,818	$80,606,141	$31,959,799	$2,346,115

5. Capital Share Transactions

The corporation is authorized to issue 6,000,000,000 shares. Transactions in shares of the funds were as follows:

	Six months ended January 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
One Choice In Retirement Portfolio
Investor Class
Sold	2,682,195	$31,327,590	27,164,199	$336,713,681
Issued in reinvestment of distributions	2,801,221	31,335,864	5,495,026	74,308,384
Redeemed	(7,361,483)	(85,596,433)	(33,936,152)	(427,529,361)
	(1,878,067)	(22,932,979)	(1,276,927)	(16,507,296)
I Class
Sold	2,326,713	26,783,274	4,423,335	60,874,797
Issued in reinvestment of distributions	1,001,553	11,203,213	2,167,747	29,314,654
Redeemed	(5,795,590)	(68,007,785)	(18,827,197)	(266,537,968)
	(2,467,324)	(30,021,298)	(12,236,115)	(176,348,517)
A Class
Sold	926,781	10,782,852	2,497,791	33,030,391
Issued in reinvestment of distributions	663,171	7,419,100	1,272,451	17,235,371
Redeemed	(1,534,754)	(17,823,633)	(5,778,594)	(78,208,285)
	55,198	378,319	(2,008,352)	(27,942,523)
C Class
Sold	2,064	23,571	5,355	73,473
Issued in reinvestment of distributions	7,360	81,474	20,939	281,897
Redeemed	(41,776)	(480,998)	(130,935)	(1,712,684)
	(32,352)	(375,953)	(104,641)	(1,357,314)
R Class
Sold	1,628,742	18,930,703	2,800,303	36,930,338
Issued in reinvestment of distributions	782,012	8,725,777	1,406,942	19,015,368
Redeemed	(1,526,600)	(17,778,963)	(4,118,553)	(54,636,161)
	884,154	9,877,517	88,692	1,309,545
R6 Class
Sold	5,009,037	45,086,446	21,378,773	234,435,190
Issued in reinvestment of distributions	2,670,657	23,084,157	5,476,942	58,078,042
Redeemed	(7,112,489)	(65,286,885)	(30,951,438)	(329,599,581)
	567,205	2,883,718	(4,095,723)	(37,086,349)
Net increase (decrease)	(2,871,186)	$(40,190,676)	(19,633,066)	$(257,932,454)

39

	Six months ended January 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
One Choice 2025 Portfolio
Investor Class
Sold	2,204,194	$28,706,184	13,232,430	$188,998,802
Issued in reinvestment of distributions	2,268,239	28,398,350	4,217,765	64,489,627
Redeemed	(5,602,313)	(73,107,953)	(19,849,568)	(286,170,677)
	(1,129,880)	(16,003,419)	(2,399,373)	(32,682,248)
I Class
Sold	3,776,160	48,852,250	5,639,779	88,205,976
Issued in reinvestment of distributions	973,558	12,188,942	1,947,049	29,750,915
Redeemed	(6,863,818)	(90,124,728)	(17,662,993)	(279,989,130)
	(2,114,100)	(29,083,536)	(10,076,165)	(162,032,239)
A Class
Sold	815,295	10,666,955	1,956,052	29,008,539
Issued in reinvestment of distributions	508,879	6,371,168	972,411	14,868,167
Redeemed	(1,646,372)	(21,551,725)	(4,881,863)	(74,426,806)
	(322,198)	(4,513,602)	(1,953,400)	(30,550,100)
C Class
Sold	3,436	44,235	8,356	123,092
Issued in reinvestment of distributions	4,937	62,011	12,809	196,368
Redeemed	(12,717)	(165,157)	(76,218)	(1,126,229)
	(4,344)	(58,911)	(55,053)	(806,769)
R Class
Sold	1,775,473	23,087,048	3,510,215	52,081,313
Issued in reinvestment of distributions	706,665	8,847,441	1,163,075	17,783,415
Redeemed	(1,396,062)	(18,202,884)	(3,421,912)	(50,758,421)
	1,086,076	13,731,605	1,251,378	19,106,307
R6 Class
Sold	5,311,090	49,841,506	21,885,155	250,954,930
Issued in reinvestment of distributions	3,338,050	29,675,260	6,017,310	66,551,447
Redeemed	(7,319,581)	(69,639,342)	(28,872,558)	(316,772,517)
	1,329,559	9,877,424	(970,093)	733,860
Net increase (decrease)	(1,154,887)	$(26,050,439)	(14,202,706)	$(206,231,189)

40

	Six months ended January 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
One Choice 2030 Portfolio
Investor Class
Sold	2,032,784	$23,431,194	9,924,803	$130,395,835
Issued in reinvestment of distributions	1,918,673	20,990,280	2,767,974	37,782,853
Redeemed	(4,189,624)	(48,082,230)	(11,368,928)	(147,402,743)
	(238,167)	(3,660,756)	1,323,849	20,775,945
I Class
Sold	4,580,484	52,198,898	6,659,489	92,482,881
Issued in reinvestment of distributions	1,506,442	16,465,414	2,280,644	31,085,177
Redeemed	(7,993,252)	(92,763,840)	(20,493,561)	(295,016,684)
	(1,906,326)	(24,099,528)	(11,553,428)	(171,448,626)
A Class
Sold	1,103,052	12,667,695	2,429,910	32,077,156
Issued in reinvestment of distributions	634,035	6,923,644	966,445	13,172,647
Redeemed	(1,595,174)	(18,149,173)	(5,720,245)	(77,368,834)
	141,913	1,442,166	(2,323,890)	(32,119,031)
C Class
Sold	6,546	75,398	12,048	160,377
Issued in reinvestment of distributions	7,906	86,646	15,606	213,331
Redeemed	(18,248)	(206,547)	(88,205)	(1,121,977)
	(3,796)	(44,503)	(60,551)	(748,269)
R Class
Sold	3,065,657	35,161,555	5,242,790	69,118,887
Issued in reinvestment of distributions	1,277,606	13,964,229	1,627,462	22,198,588
Redeemed	(1,797,744)	(20,609,664)	(3,799,644)	(49,746,628)
	2,545,519	28,516,120	3,070,608	41,570,847
R6 Class
Sold	5,758,805	59,227,854	23,294,890	294,161,645
Issued in reinvestment of distributions	3,294,420	32,087,649	4,917,441	60,140,299
Redeemed	(6,407,278)	(66,686,301)	(24,029,377)	(288,321,479)
	2,645,947	24,629,202	4,182,954	65,980,465
Net increase (decrease)	3,185,090	$26,782,701	(5,360,458)	$(75,988,669)

41

	Six months ended January 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
One Choice 2035 Portfolio
Investor Class
Sold	2,071,932	$30,252,122	7,218,726	$122,173,063
Issued in reinvestment of distributions	2,095,578	29,002,796	2,946,248	51,294,080
Redeemed	(4,305,847)	(62,407,354)	(9,890,153)	(165,281,021)
	(138,337)	(3,152,436)	274,821	8,186,122
I Class
Sold	4,601,370	66,291,610	5,821,052	103,478,164
Issued in reinvestment of distributions	1,198,458	16,598,641	1,735,410	30,230,842
Redeemed	(6,397,721)	(93,679,356)	(15,389,952)	(279,904,291)
	(597,893)	(10,789,105)	(7,833,490)	(146,195,285)
A Class
Sold	917,123	13,286,545	2,093,463	35,138,236
Issued in reinvestment of distributions	589,176	8,154,199	819,515	14,275,948
Redeemed	(1,372,201)	(19,802,944)	(4,456,457)	(77,551,342)
	134,098	1,637,800	(1,543,479)	(28,137,158)
C Class
Sold	4,630	66,917	11,723	198,399
Issued in reinvestment of distributions	3,234	44,753	6,322	110,066
Redeemed	(5,581)	(81,268)	(52,809)	(893,361)
	2,283	30,402	(34,764)	(584,896)
R Class
Sold	2,541,615	36,899,790	4,322,882	72,135,912
Issued in reinvestment of distributions	989,164	13,699,900	1,184,359	20,631,535
Redeemed	(1,155,377)	(16,764,164)	(2,848,728)	(47,663,523)
	2,375,402	33,835,526	2,658,513	45,103,924
R6 Class
Sold	6,295,922	60,286,212	23,050,787	279,251,098
Issued in reinvestment of distributions	4,641,820	41,637,129	6,370,127	73,957,179
Redeemed	(6,916,907)	(67,029,531)	(24,230,509)	(276,543,063)
	4,020,835	34,893,810	5,190,405	76,665,214
Net increase (decrease)	5,796,388	$56,455,997	(1,287,994)	$(44,962,079)

42

	Six months ended January 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
One Choice 2040 Portfolio
Investor Class
Sold	1,948,333	$23,757,625	6,494,868	$92,943,653
Issued in reinvestment of distributions	1,606,959	18,415,734	2,041,048	30,003,399
Redeemed	(3,313,642)	(40,140,131)	(7,482,453)	(105,124,942)
	241,650	2,033,228	1,053,463	17,822,110
I Class
Sold	3,991,413	47,961,967	5,277,135	78,789,349
Issued in reinvestment of distributions	1,333,920	15,286,723	1,781,655	26,190,334
Redeemed	(6,116,150)	(74,922,104)	(12,213,037)	(188,963,827)
	(790,817)	(11,673,414)	(5,154,247)	(83,984,144)
A Class
Sold	939,646	11,360,683	1,691,850	24,021,551
Issued in reinvestment of distributions	575,813	6,598,818	751,760	11,050,866
Redeemed	(953,220)	(11,476,501)	(3,995,825)	(58,767,441)
	562,239	6,483,000	(1,552,215)	(23,695,024)
C Class
Sold	8,101	96,981	14,632	208,112
Issued in reinvestment of distributions	4,565	52,271	6,298	92,512
Redeemed	(16,574)	(200,035)	(23,706)	(347,537)
	(3,908)	(50,783)	(2,776)	(46,913)
R Class
Sold	2,977,308	36,059,438	4,934,023	69,771,771
Issued in reinvestment of distributions	1,306,743	14,975,273	1,422,368	20,908,819
Redeemed	(1,470,137)	(17,822,356)	(2,704,186)	(38,081,790)
	2,813,914	33,212,355	3,652,205	52,598,800
R6 Class
Sold	4,454,391	47,269,626	16,734,864	221,043,411
Issued in reinvestment of distributions	2,761,849	27,397,541	3,938,191	50,605,761
Redeemed	(5,408,765)	(57,846,823)	(20,461,843)	(255,351,986)
	1,807,475	16,820,344	211,212	16,297,186
Net increase (decrease)	4,630,553	$46,824,730	(1,792,358)	$(21,007,985)

43

	Six months ended January 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
One Choice 2045 Portfolio
Investor Class
Sold	1,490,023	$23,164,637	4,407,329	$81,551,161
Issued in reinvestment of distributions	1,507,338	22,097,579	1,971,523	37,222,347
Redeemed	(3,178,095)	(49,088,309)	(5,805,206)	(105,035,583)
	(180,734)	(3,826,093)	573,646	13,737,925
I Class
Sold	3,748,551	57,452,023	4,874,268	92,671,501
Issued in reinvestment of distributions	934,676	13,711,693	1,225,772	23,167,092
Redeemed	(4,913,062)	(76,354,437)	(9,919,112)	(193,752,329)
	(229,835)	(5,190,721)	(3,819,072)	(77,913,736)
A Class
Sold	694,423	10,727,342	1,384,915	24,906,403
Issued in reinvestment of distributions	411,980	6,035,526	539,782	10,191,077
Redeemed	(916,852)	(14,172,070)	(2,774,963)	(51,460,363)
	189,551	2,590,798	(850,266)	(16,362,883)
C Class
Sold	3,099	47,640	6,696	121,434
Issued in reinvestment of distributions	4,215	61,618	6,212	116,970
Redeemed	(4,443)	(67,839)	(24,596)	(426,311)
	2,871	41,419	(11,688)	(187,907)
R Class
Sold	2,364,394	36,555,785	3,845,831	68,941,384
Issued in reinvestment of distributions	899,015	13,188,558	980,425	18,530,033
Redeemed	(1,215,454)	(18,809,010)	(2,366,774)	(42,549,410)
	2,047,955	30,935,333	2,459,482	44,922,007
R6 Class
Sold	5,084,180	49,369,829	16,209,612	200,326,465
Issued in reinvestment of distributions	3,904,403	34,866,318	5,136,621	61,331,261
Redeemed	(5,075,414)	(49,404,331)	(21,306,729)	(249,191,748)
	3,913,169	34,831,816	39,504	12,465,978
Net increase (decrease)	5,742,977	$59,382,552	(1,608,394)	$(23,338,616)

44

	Six months ended January 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
One Choice 2050 Portfolio
Investor Class
Sold	1,465,792	$18,935,884	4,090,776	$62,912,597
Issued in reinvestment of distributions	1,136,965	13,791,391	1,236,036	19,566,441
Redeemed	(2,723,788)	(34,921,509)	(4,248,798)	(64,711,145)
	(121,031)	(2,194,234)	1,078,014	17,767,893
I Class
Sold	2,809,198	36,009,659	4,099,582	64,552,242
Issued in reinvestment of distributions	1,067,065	12,954,169	1,177,432	18,662,303
Redeemed	(3,758,065)	(48,875,019)	(7,821,616)	(129,159,527)
	118,198	88,809	(2,544,602)	(45,944,982)
A Class
Sold	785,307	10,103,579	1,457,088	22,133,715
Issued in reinvestment of distributions	383,897	4,656,670	426,229	6,747,209
Redeemed	(796,372)	(10,233,766)	(2,115,341)	(32,900,856)
	372,832	4,526,483	(232,024)	(4,019,932)
C Class
Sold	9,023	117,906	14,706	224,972
Issued in reinvestment of distributions	4,664	56,479	5,796	91,643
Redeemed	(4,878)	(63,050)	(28,760)	(428,170)
	8,809	111,335	(8,258)	(111,555)
R Class
Sold	2,678,178	34,493,196	4,158,879	62,428,975
Issued in reinvestment of distributions	1,035,155	12,566,777	921,479	14,605,444
Redeemed	(990,890)	(12,747,952)	(2,408,655)	(36,045,905)
	2,722,443	34,312,021	2,671,703	40,988,514
R6 Class
Sold	3,897,154	44,147,901	12,008,171	169,189,795
Issued in reinvestment of distributions	2,114,476	22,223,140	2,650,958	36,768,783
Redeemed	(3,462,601)	(39,419,003)	(16,011,430)	(214,021,765)
	2,549,029	26,952,038	(1,352,301)	(8,063,187)
Net increase (decrease)	5,650,280	$63,796,452	(387,468)	$616,751

45

	Six months ended January 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
One Choice 2055 Portfolio
Investor Class
Sold	1,129,181	$16,369,895	2,511,013	$42,871,698
Issued in reinvestment of distributions	506,049	6,877,220	592,880	10,505,826
Redeemed	(1,820,617)	(26,022,376)	(2,599,386)	(43,572,623)
	(185,387)	(2,775,261)	504,507	9,804,901
I Class
Sold	2,835,707	40,484,234	3,796,881	67,025,465
Issued in reinvestment of distributions	685,903	9,321,418	788,250	13,959,905
Redeemed	(3,119,239)	(44,901,940)	(5,971,140)	(109,233,140)
	402,371	4,903,712	(1,386,009)	(28,247,770)
A Class
Sold	561,374	8,099,643	1,067,414	17,936,036
Issued in reinvestment of distributions	248,430	3,373,676	274,436	4,857,524
Redeemed	(452,277)	(6,511,202)	(1,400,844)	(24,444,616)
	357,527	4,962,117	(58,994)	(1,651,056)
C Class
Sold	4,615	65,740	9,737	158,413
Issued in reinvestment of distributions	2,705	36,512	3,398	59,803
Redeemed	(8,155)	(113,022)	(15,093)	(260,260)
	(835)	(10,770)	(1,958)	(42,044)
R Class
Sold	1,963,861	28,251,931	2,994,294	50,124,086
Issued in reinvestment of distributions	599,492	8,153,080	552,581	9,797,257
Redeemed	(640,368)	(9,207,049)	(1,495,227)	(25,153,401)
	1,922,985	27,197,962	2,051,648	34,767,942
R6 Class
Sold	2,913,583	34,699,912	9,118,052	135,751,422
Issued in reinvestment of distributions	1,421,925	15,712,275	1,848,638	27,008,601
Redeemed	(2,588,774)	(30,869,025)	(10,613,938)	(149,473,793)
	1,746,734	19,543,162	352,752	13,286,230
Net increase (decrease)	4,243,395	$53,820,922	1,461,946	$27,918,203

46

	Six months ended January 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
One Choice 2060 Portfolio
Investor Class
Sold	882,229	$11,649,570	1,679,007	$26,205,384
Issued in reinvestment of distributions	305,038	3,745,876	234,388	3,808,805
Redeemed	(586,763)	(7,755,213)	(1,276,655)	(19,250,514)
	600,504	7,640,233	636,740	10,763,675
I Class
Sold	768,935	10,123,099	1,405,808	21,738,332
Issued in reinvestment of distributions	311,595	3,829,500	218,612	3,552,447
Redeemed	(712,194)	(9,508,307)	(2,322,844)	(39,366,552)
	368,336	4,444,292	(698,424)	(14,075,773)
A Class
Sold	287,858	3,796,537	567,954	8,746,443
Issued in reinvestment of distributions	124,292	1,526,300	89,283	1,450,847
Redeemed	(218,400)	(2,885,565)	(552,126)	(8,820,422)
	193,750	2,437,272	105,111	1,376,868
C Class
Sold	937	12,225	1,364	20,803
Issued in reinvestment of distributions	1,220	14,871	918	14,810
Redeemed	(146)	(1,828)	(1,655)	(25,879)
	2,011	25,268	627	9,734
R Class
Sold	1,555,114	20,389,311	2,348,676	35,742,228
Issued in reinvestment of distributions	458,985	5,636,332	251,869	4,090,353
Redeemed	(449,172)	(5,897,949)	(689,257)	(10,458,165)
	1,564,927	20,127,694	1,911,288	29,374,416
R6 Class
Sold	1,800,034	23,921,289	4,707,360	75,830,343
Issued in reinvestment of distributions	571,210	7,037,302	482,305	7,861,578
Redeemed	(1,325,743)	(17,663,747)	(4,205,608)	(65,771,209)
	1,045,501	13,294,844	984,057	17,920,712
Net increase (decrease)	3,775,029	$47,969,603	2,939,399	$45,369,632
47

	Six months ended January 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
One Choice 2065 Portfolio
Investor Class
Sold	147,397	$1,527,713	270,010	$3,282,853
Issued in reinvestment of distributions	17,357	171,838	9,903	125,764
Redeemed	(31,418)	(322,306)	(122,428)	(1,457,294)
	133,336	1,377,245	157,485	1,951,323
I Class
Sold	389,049	3,931,418	239,832	2,901,150
Issued in reinvestment of distributions	25,204	249,270	8,186	103,965
Redeemed	(89,836)	(911,444)	(89,604)	(1,167,367)
	324,417	3,269,244	158,414	1,837,748
A Class
Sold	77,817	802,434	82,714	990,270
Issued in reinvestment of distributions	5,391	53,366	1,740	22,097
Redeemed	(4,496)	(47,047)	(32,006)	(376,061)
	78,712	808,753	52,448	636,306
C Class
Sold	766	7,877	604	6,769
Issued in reinvestment of distributions	124	1,231	84	1,069
Redeemed	(10)	(106)	(6)	(61)
	880	9,002	682	7,777
R Class
Sold	494,255	5,103,323	549,930	6,435,359
Issued in reinvestment of distributions	37,194	368,226	10,170	129,272
Redeemed	(56,116)	(583,590)	(51,932)	(615,977)
	475,333	4,887,959	508,168	5,948,654
R6 Class
Sold	463,064	4,813,724	1,043,512	12,777,114
Issued in reinvestment of distributions	58,394	578,097	32,058	407,453
Redeemed	(137,009)	(1,431,957)	(325,597)	(3,926,405)
	384,449	3,959,864	749,973	9,258,162
Net increase (decrease)	1,397,127	$14,312,067	1,627,170	$19,639,970

6. Fair Value Measurements

The funds' investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

48

As of period end, the funds' investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds' portfolio holdings.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	One Choice In Retirement Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio
Federal tax cost of investments	$1,813,980,964	$1,742,399,185	$1,662,461,295	$1,888,922,777	$1,348,816,837
Gross tax appreciation of investments	$185,688,909	$199,504,282	$156,039,081	$215,860,224	$139,873,225
Gross tax depreciation of investments	(83,987,897)	(80,868,907)	(80,907,166)	(90,450,748)	(59,922,422)
Net tax appreciation (depreciation) of investments	$101,701,012	$118,635,375	$75,131,915	$125,409,476	$79,950,803

	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio
Federal tax cost of investments	$1,383,502,341	$1,018,693,301	$719,629,158	$348,848,440	$42,687,984
Gross tax appreciation of investments	$174,928,678	$102,134,740	$52,849,952	$9,478,880	$70,155
Gross tax depreciation of investments	(53,630,202)	(30,643,545)	(17,224,990)	(12,527,501)	(2,778,449)
Net tax appreciation (depreciation) of investments	$121,298,476	$71,491,195	$35,624,962	$(3,048,621)	$(2,708,294)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

8. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.

9. Risk Factors

The value of the funds’ shares will go up and down based on the performance of the underlying funds in which they invest. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
49

10. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended January 31, 2023 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice In Retirement Portfolio (Amounts in thousands)
Diversified Bond Fund	$401,445	$22,756	$17,114	$(13,203)	$393,884	41,462	$(1,647)	$7,003
High Income Fund	71,058	2,325	4,395	(252)	68,736	8,242	(689)	2,326
Inflation-Adjusted Bond Fund	60,757	8,969	542	(6,372)	62,812	5,848	10	3,184
Short Duration Fund	199,330	3,675	54,165	527	149,367	15,257	(3,423)	2,944
Short Duration Inflation Protection Bond Fund	144,602	11,476	6,597	(11,227)	138,254	13,689	168	7,084
Disciplined Growth Fund	58,099	558	4,460	(2,423)	51,774	2,793	(796)	453
Focused Large Cap Value Fund	185,334	10,725	30,417	(3,427)	162,215	16,254	3,583	10,407
Growth Fund	86,675	3,554	6,079	(6,316)	77,834	1,960	220	1,995
Heritage Fund	40,049	11	5,575	2,140	36,625	1,594	(922)	—
Mid Cap Value Fund	83,757	4,651	20,709	(5,548)	62,151	3,813	5,378	4,474
Small Cap Growth Fund	20,130	133	2,096	1,142	19,309	992	(405)	133
Small Cap Value Fund	19,930	611	1,120	(107)	19,314	1,897	281	611
Sustainable Equity Fund	143,471	66,307	19,011	(1,580)	189,187	4,597	2,258	2,621
Emerging Markets Debt Fund	22,164	490	1,713	1,013	21,954	2,439	(266)	490
Global Bond Fund	159,760	48,958	4,156	(14,457)	190,105	22,131	(439)	11,061
International Bond Fund(3)	44,536	—	996	(414)	43,126	3,878	(126)	—
Global Real Estate Fund	20,873	678	83	(825)	20,643	1,674	(12)	164
International Growth Fund	86,624	9,997	11,628	7,729	92,722	7,825	(1,794)	—
International Small-Mid Cap Fund(3)	10,068	877	114	370	11,201	1,135	(27)	—
International Value Fund	97,782	16,539	19,949	10,097	104,469	13,258	(1,326)	3,427
Equity Growth Fund	77,131	5,821	67,964	(14,988)	—	—	6,681	5,620
	$2,033,575	$219,111	$278,883	$(58,121)	$1,915,682	170,738	$6,707	$63,997
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2025 Portfolio (Amounts in thousands)
Diversified Bond Fund	$385,811	$29,297	$18,524	$(12,712)	$383,872	40,408	$(1,658)	$6,735
High Income Fund	73,528	2,393	5,198	(169)	70,554	8,460	(735)	2,394
Inflation-Adjusted Bond Fund	70,409	7,091	2,095	(7,121)	68,284	6,358	33	3,462
Short Duration Fund	155,782	3,867	37,264	171	122,556	12,519	(2,440)	2,364
Short Duration Inflation Protection Bond Fund	110,277	11,971	2,286	(8,751)	111,211	11,011	18	5,698
Disciplined Growth Fund	59,737	1,096	5,068	(2,360)	53,405	2,881	(935)	468
Focused Large Cap Value Fund	181,210	10,195	30,739	(2,442)	158,224	15,854	2,598	10,195
Growth Fund	88,980	4,444	7,871	(5,392)	80,161	2,019	(730)	2,055
Heritage Fund	43,055	—	6,472	2,502	39,085	1,701	(1,193)	—
Mid Cap Value Fund	88,431	4,747	23,861	(5,898)	63,419	3,891	5,697	4,646
Small Cap Growth Fund	20,278	133	2,378	1,279	19,312	992	(541)	133
Small Cap Value Fund	20,089	610	1,243	(139)	19,317	1,898	317	610
Sustainable Equity Fund	141,107	57,785	10,810	(1,253)	186,829	4,540	2,047	2,510
Emerging Markets Debt Fund	27,515	585	3,392	1,426	26,134	2,904	(529)	585
Global Bond Fund	155,497	43,424	3,669	(13,946)	181,306	21,107	(361)	10,548
International Bond Fund(3)	41,164	—	438	(411)	40,315	3,625	(75)	—
Emerging Markets Fund	6,815	145	1,045	(528)	5,387	498	687	145
Global Real Estate Fund	22,212	682	462	(822)	21,610	1,753	(63)	172
International Growth Fund	87,514	8,844	12,998	8,632	91,992	7,763	(2,753)	—
International Small-Mid Cap Fund(3)	13,596	761	861	661	14,157	1,434	(249)	—
International Value Fund	92,863	15,659	19,115	9,910	99,317	12,604	(1,644)	3,285
Non-U.S. Intrinsic Value Fund	5,530	227	1,865	696	4,588	475	(221)	227
Equity Growth Fund	76,043	5,567	68,478	(13,132)	—	—	4,954	5,483
	$1,967,443	$209,523	$266,132	$(49,799)	$1,861,035	164,695	$2,224	$61,715
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2030 Portfolio (Amounts in thousands)
Disciplined Growth Fund	$54,187	$2,588	$2,459	$(2,539)	$51,777	2,793	$(479)	$453
Focused Dynamic Growth Fund(3)	5,927	—	1,029	(511)	4,387	104	291	—
Focused Large Cap Value Fund	167,939	9,693	25,249	12	152,395	15,270	204	9,694
Growth Fund	91,188	7,143	9,026	(4,622)	84,683	2,133	(1,628)	2,171
Heritage Fund	50,631	29	7,287	3,180	46,553	2,026	(1,618)	—
Mid Cap Value Fund	92,180	5,147	24,914	(3,287)	69,126	4,241	3,055	5,056
Small Cap Growth Fund	18,937	133	560	904	19,414	997	(179)	133
Small Cap Value Fund	20,165	612	1,234	(122)	19,421	1,908	311	612
Sustainable Equity Fund	132,977	64,873	13,986	(785)	183,079	4,449	1,373	2,511
Diversified Bond Fund	337,615	33,213	14,347	(10,093)	346,388	36,462	(2,166)	6,021
High Income Fund	73,922	2,426	3,347	(437)	72,564	8,701	(463)	2,427
Inflation-Adjusted Bond Fund	77,481	6,421	1,428	(7,804)	74,670	6,953	9	3,786
Short Duration Fund	85,362	1,802	17,811	(61)	69,292	7,078	(1,188)	1,327
Short Duration Inflation Protection Bond Fund	57,099	6,582	—	(4,579)	59,102	5,852	—	3,028
Emerging Markets Fund	20,833	556	2,079	1,293	20,603	1,906	(630)	556
Global Real Estate Fund	23,790	1,290	—	(909)	24,171	1,960	—	192
International Growth Fund	87,122	8,732	14,067	9,377	91,164	7,693	(3,332)	—
International Small-Mid Cap Fund(3)	18,629	1,319	—	625	20,573	2,084	—	—
International Value Fund	79,028	13,377	13,766	8,791	87,430	11,095	(1,436)	2,853
Non-U.S. Intrinsic Value Fund	16,383	789	3,171	1,952	15,953	1,651	(342)	789
Emerging Markets Debt Fund	34,649	752	3,195	1,657	33,863	3,763	(507)	752
Global Bond Fund	140,908	30,143	1,641	(12,403)	157,007	18,278	(236)	9,187
International Bond Fund(3)	32,885	1,417	—	(324)	33,978	3,056	—	—
Equity Growth Fund	70,553	5,307	72,494	(3,366)	—	—	(4,348)	5,204
	$1,790,390	$204,344	$233,090	$(24,051)	$1,737,593	150,453	$(13,309)	$56,752
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2035 Portfolio (Amounts in thousands)
Disciplined Growth Fund	$53,172	$2,928	$899	$(2,900)	$52,301	2,821	$(169)	$458
Focused Dynamic Growth Fund(3)	20,989	253	840	(562)	19,840	472	(235)	—
Focused Large Cap Value Fund	198,151	11,526	25,968	(450)	183,259	18,363	589	11,526
Growth Fund	114,511	8,642	9,652	(5,995)	107,506	2,707	(1,965)	2,756
Heritage Fund	74,643	574	10,297	4,590	69,510	3,025	(2,184)	—
Mid Cap Value Fund	117,618	6,779	26,275	(3,926)	94,196	5,779	3,499	6,779
Small Cap Growth Fund	23,488	166	552	1,057	24,159	1,241	(161)	166
Small Cap Value Fund	25,457	762	1,846	(207)	24,166	2,374	440	762
Sustainable Equity Fund	156,251	79,875	10,749	(922)	224,455	5,455	1,807	3,005
Diversified Bond Fund	367,365	39,849	16,458	(10,891)	379,865	39,986	(2,674)	6,568
High Income Fund	88,216	3,087	3,771	(551)	86,981	10,429	(532)	2,902
Inflation-Adjusted Bond Fund	86,385	7,245	676	(8,735)	84,219	7,842	(16)	4,249
Short Duration Fund	50,633	792	9,866	(45)	41,514	4,240	(692)	792
Short Duration Inflation Protection Bond Fund	32,878	3,596	—	(2,628)	33,846	3,351	—	1,734
Emerging Markets Fund	46,833	1,300	4,898	3,086	46,321	4,285	(1,585)	1,300
Global Real Estate Fund	33,405	1,415	1,019	(967)	32,834	2,663	(233)	261
International Growth Fund	106,567	7,967	13,032	10,505	112,007	9,452	(3,221)	—
International Small-Mid Cap Fund(3)	29,765	1,598	—	967	32,330	3,276	—	—
International Value Fund	81,953	12,387	10,746	9,373	92,967	11,798	(1,620)	2,962
Non-U.S. Intrinsic Value Fund	31,910	1,648	5,383	3,796	31,971	3,310	(461)	1,648
Emerging Markets Debt Fund	46,437	1,031	2,978	2,068	46,558	5,173	(496)	1,031
Global Bond Fund	154,113	26,691	1,759	(13,179)	165,866	19,309	(302)	9,641
International Bond Fund(3)	24,021	3,768	—	(128)	27,661	2,488	—	—
Equity Growth Fund	83,640	6,133	82,469	(7,304)	—	—	(1,806)	6,133
	$2,048,401	$230,012	$240,133	$(23,948)	$2,014,332	169,839	$(12,017)	$64,673
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2040 Portfolio (Amounts in thousands)
Disciplined Growth Fund	$29,698	$2,106	$188	$(1,682)	$29,934	1,615	$(37)	$262
Focused Dynamic Growth Fund(3)	28,186	1,383	3,138	(225)	26,206	623	(684)	—
Focused Large Cap Value Fund	144,907	8,529	17,139	(59)	136,238	13,651	197	8,529
Growth Fund	88,263	9,040	8,644	(4,432)	84,227	2,121	(1,517)	2,150
Heritage Fund	68,671	1,582	9,301	3,957	64,909	2,825	(1,640)	—
Mid Cap Value Fund	91,080	5,679	16,729	(2,051)	77,979	4,784	1,563	5,614
Small Cap Growth Fund	18,047	194	429	824	18,636	957	(131)	128
Small Cap Value Fund	19,056	651	941	(56)	18,710	1,838	241	589
Sustainable Equity Fund	113,878	60,838	7,712	(663)	166,341	4,042	1,377	2,223
Diversified Bond Fund	241,777	29,864	13,271	(6,690)	251,680	26,493	(2,152)	4,350
High Income Fund	60,586	2,461	2,146	(436)	60,465	7,250	(305)	2,014
Inflation-Adjusted Bond Fund	51,569	4,989	—	(5,271)	51,287	4,775	—	2,578
Short Duration Fund	9,253	886	599	(87)	9,453	966	(43)	162
Short Duration Inflation Protection Bond Fund	6,110	2,087	—	(551)	7,646	757	—	392
Emerging Markets Fund	55,924	3,096	10,323	5,045	53,742	4,972	(3,207)	1,549
Global Real Estate Fund	27,264	1,409	151	(900)	27,622	2,240	(33)	220
International Growth Fund	80,382	3,641	10,890	7,856	80,989	6,835	(2,514)	—
International Small-Mid Cap Fund(3)	28,014	541	883	1,171	28,843	2,922	(355)	—
International Value Fund	51,560	5,595	5,839	5,387	56,703	7,196	(583)	1,804
Non-U.S. Intrinsic Value Fund	33,210	1,751	6,188	3,974	32,747	3,390	(562)	1,751
Emerging Markets Debt Fund	35,034	784	1,784	1,491	35,525	3,947	(297)	784
Global Bond Fund	98,256	13,464	907	(8,293)	102,520	11,935	(143)	5,981
International Bond Fund(3)	4,453	1,891	—	22	6,366	572	—	—
Equity Growth Fund	60,339	4,852	65,169	(22)	—	—	(6,638)	4,498
	$1,445,517	$167,313	$182,371	$(1,691)	$1,428,768	116,706	$(17,463)	$45,578
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2045 Portfolio (Amounts in thousands)
Disciplined Growth Fund	$20,103	$2,885	—	$(1,167)	$21,821	1,177	—	$192
Focused Dynamic Growth Fund(3)	44,235	2,602	$3,816	(392)	42,629	1,014	$(1,030)	—
Focused Large Cap Value Fund	162,276	9,525	17,231	(602)	153,968	15,428	599	9,525
Growth Fund	99,063	8,246	4,807	(5,997)	96,505	2,430	(875)	2,437
Heritage Fund	85,085	2,130	8,985	4,691	82,921	3,608	(1,823)	—
Mid Cap Value Fund	102,583	6,627	13,355	(2,042)	93,813	5,755	1,355	6,626
Small Cap Growth Fund	20,724	144	901	1,037	21,004	1,079	(268)	144
Small Cap Value Fund	22,061	664	1,550	(167)	21,008	2,064	355	664
Sustainable Equity Fund	125,641	66,659	5,398	(657)	186,245	4,526	1,431	2,445
Diversified Bond Fund	218,751	29,345	11,121	(6,379)	230,596	24,273	(1,844)	3,952
High Income Fund	56,695	2,937	2,874	(297)	56,461	6,770	(435)	1,877
Inflation-Adjusted Bond Fund	45,554	3,328	342	(4,596)	43,944	4,092	(28)	2,228
Emerging Markets Fund	74,473	4,479	9,585	5,993	75,360	6,971	(3,390)	2,171
Global Real Estate Fund	31,508	2,541	121	(982)	32,946	2,672	(24)	262
International Growth Fund	89,158	1,956	10,048	8,207	89,273	7,534	(2,402)	—
International Small-Mid Cap Fund(3)	32,835	773	—	1,008	34,616	3,507	—	—
International Value Fund	51,562	4,399	5,238	5,341	56,064	7,115	(489)	1,753
Non-U.S. Intrinsic Value Fund	41,173	2,378	6,628	4,926	41,849	4,332	(574)	2,212
Emerging Markets Debt Fund	32,770	762	143	1,178	34,567	3,841	(20)	762
Global Bond Fund	88,424	9,566	1,508	(7,271)	89,211	10,385	(255)	5,255
Equity Growth Fund	66,695	4,994	68,253	(3,436)	—	—	(3,990)	4,991
	$1,511,369	$166,940	$171,904	$(1,604)	$1,504,801	118,573	$(13,707)	$47,496
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2050 Portfolio (Amounts in thousands)
Disciplined Growth Fund	$5,977	$2,022	—	$(352)	$7,647	412	—	$67
Focused Dynamic Growth Fund(3)	44,293	4,637	$4,840	(229)	43,861	1,043	$(989)	—
Focused Large Cap Value Fund	124,662	9,545	11,682	552	123,077	12,332	(438)	7,512
Growth Fund	76,399	9,123	4,356	(4,423)	76,743	1,933	(724)	1,925
Heritage Fund	65,288	3,287	6,026	3,296	65,845	2,865	(957)	—
Mid Cap Value Fund	79,683	5,380	10,857	(565)	73,641	4,518	74	5,219
Small Cap Growth Fund	15,798	157	—	611	16,566	851	—	114
Small Cap Value Fund	16,672	523	672	43	16,566	1,627	111	523
Sustainable Equity Fund	96,575	54,005	2,711	71	147,940	3,595	600	1,935
Emerging Markets Fund	57,706	5,497	8,801	5,344	59,746	5,527	(3,052)	1,712
Global Real Estate Fund	25,104	1,796	354	(723)	25,823	2,094	(70)	207
International Growth Fund	68,780	2,814	6,999	6,158	70,753	5,971	(1,479)	—
International Small-Mid Cap Fund(3)	25,492	1,020	255	912	27,169	2,753	(109)	—
International Value Fund	36,627	3,691	3,458	3,830	40,690	5,164	(338)	1,279
Non-U.S. Intrinsic Value Fund	35,771	1,939	5,828	4,261	36,143	3,742	(529)	1,936
Diversified Bond Fund	121,816	21,115	10,071	(2,816)	130,044	13,689	(1,668)	2,242
High Income Fund	30,981	1,965	312	(325)	32,309	3,874	(38)	1,058
Inflation-Adjusted Bond Fund	25,237	2,631	—	(2,600)	25,268	2,353	—	1,281
Emerging Markets Debt Fund	17,637	1,539	268	689	19,597	2,177	(41)	431
Global Bond Fund	49,168	6,392	656	(4,148)	50,756	5,909	(114)	3,015
Equity Growth Fund	50,591	4,604	58,278	3,083	—	—	(8,881)	3,914
	$1,070,257	$143,682	$136,424	$12,669	$1,090,184	82,429	$(18,642)	$34,370
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2055 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$37,093	$4,836	$3,643	$(262)	$38,024	905	$(750)	—
Focused Large Cap Value Fund	88,546	10,217	7,371	587	91,979	9,216	(573)	$5,488
Growth Fund	55,106	7,356	2,412	(3,365)	56,685	1,428	(353)	1,410
Heritage Fund	47,522	3,026	4,774	2,575	48,349	2,104	(848)	—
Mid Cap Value Fund	56,690	4,271	6,525	(142)	54,294	3,331	(210)	3,806
Small Cap Growth Fund	11,372	356	153	502	12,077	620	(52)	83
Small Cap Value Fund	12,097	438	527	73	12,081	1,187	49	380
Sustainable Equity Fund	69,615	41,385	2,255	223	108,968	2,648	313	1,417
Emerging Markets Fund	41,323	4,549	5,664	3,627	43,835	4,055	(1,933)	1,249
Global Real Estate Fund	17,746	1,814	115	(502)	18,943	1,536	(18)	151
International Growth Fund	49,655	2,120	3,794	4,394	52,375	4,420	(939)	—
International Small-Mid Cap Fund(3)	18,661	654	—	606	19,921	2,018	—	—
International Value Fund	25,004	2,871	2,076	2,640	28,439	3,609	(199)	883
Non-U.S. Intrinsic Value Fund	26,404	2,844	4,282	3,373	28,339	2,934	(378)	1,506
Diversified Bond Fund	66,678	12,184	6,832	(1,490)	70,540	7,425	(1,003)	1,229
High Income Fund	17,131	1,290	488	(136)	17,797	2,134	(74)	582
Inflation-Adjusted Bond Fund	13,615	1,652	—	(1,408)	13,859	1,290	—	703
Emerging Markets Debt Fund	9,956	628	41	367	10,910	1,212	(5)	239
Global Bond Fund	26,436	4,436	797	(2,236)	27,839	3,241	(123)	1,662
Equity Growth Fund	36,446	3,702	45,114	4,966	—	—	(9,161)	2,843
	$727,096	$110,629	$96,863	$14,392	$755,254	55,313	$(16,257)	$23,631
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2060 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$16,147	$3,274	$1,456	$(57)	$17,908	426	$(274)	—
Focused Large Cap Value Fund	39,241	6,550	2,102	206	43,895	4,398	(170)	$2,490
Growth Fund	24,047	4,900	865	(1,424)	26,658	671	(131)	649
Heritage Fund	20,567	2,774	1,759	1,210	22,792	992	(326)	—
Mid Cap Value Fund	24,830	3,524	2,505	64	25,913	1,590	(167)	1,733
Small Cap Growth Fund	5,039	455	186	280	5,588	287	(55)	38
Small Cap Value Fund	5,191	494	181	86	5,590	549	(12)	175
Sustainable Equity Fund	30,424	21,758	895	419	51,706	1,257	(57)	649
Emerging Markets Fund	18,341	3,118	2,449	1,717	20,727	1,917	(842)	576
Global Real Estate Fund	7,901	1,058	43	(203)	8,713	707	(6)	69
International Growth Fund	21,774	1,927	1,175	1,958	24,484	2,066	(304)	—
International Small-Mid Cap Fund(3)	8,256	684	144	353	9,149	927	(59)	—
International Value Fund	10,756	1,485	508	1,196	12,929	1,641	(106)	391
Non-U.S. Intrinsic Value Fund	11,904	1,625	1,403	1,565	13,691	1,417	(131)	705
Diversified Bond Fund	24,844	6,415	2,338	(550)	28,371	2,986	(342)	469
High Income Fund	6,208	859	91	(56)	6,920	830	(17)	218
Inflation-Adjusted Bond Fund	5,001	982	—	(532)	5,451	508	—	269
Emerging Markets Debt Fund	3,672	378	—	137	4,187	465	—	91
Global Bond Fund	9,875	2,431	343	(835)	11,128	1,295	(44)	635
Equity Growth Fund	16,136	2,313	21,027	2,578	—	—	(4,468)	1,293
	$310,154	$67,004	$39,470	$8,112	$345,800	24,929	$(7,511)	$10,450
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2065 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$1,345	$815	$107	$44	$2,097	50	$(36)	—
Focused Large Cap Value Fund	3,275	1,882	16	38	5,179	519	(4)	$272
Growth Fund	2,010	1,269	64	(85)	3,130	79	(21)	74
Heritage Fund	1,727	888	105	163	2,673	116	(31)	—
Mid Cap Value Fund	2,070	1,122	188	50	3,054	187	(30)	189
Small Cap Growth Fund	418	218	3	36	669	34	(1)	4
Small Cap Value Fund	417	233	—	22	672	66	—	19
Sustainable Equity Fund	2,515	3,466	—	102	6,083	148	—	72
Emerging Markets Fund	1,534	795	90	170	2,409	223	(35)	64
Global Real Estate Fund	654	364	—	4	1,022	83	—	8
International Growth Fund	1,790	888	70	264	2,872	242	(24)	—
International Small-Mid Cap Fund(3)	676	352	—	54	1,082	110	—	—
International Value Fund	889	457	4	136	1,478	188	(1)	42
Non-U.S. Intrinsic Value Fund	1,016	422	19	189	1,608	166	(3)	78
Diversified Bond Fund	1,882	1,237	89	(38)	2,992	315	(14)	43
High Income Fund	474	272	—	(1)	745	89	—	20
Inflation-Adjusted Bond Fund	376	256	—	(45)	587	55	—	27
Emerging Markets Debt Fund	282	142	—	16	440	49	—	9
Global Bond Fund	751	517	7	(73)	1,188	138	(1)	61
Equity Growth Fund	1,348	617	2,199	234	—	—	(414)	140
	$25,449	$16,212	$2,961	$1,280	$39,980	2,857	$(615)	$1,122
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice In Retirement Portfolio
Investor Class
2023(3)	$12.21	0.24	(0.21)	0.03	(0.22)	(0.27)	(0.49)	$11.75	0.47%	0.75%(4)	0.78%(4)	4.08%(4)	4.05%(4)	12%	$772,829
2022	$14.39	0.58	(1.65)	(1.07)	(0.56)	(0.55)	(1.11)	$12.21	(8.11)%	0.74%	0.77%	4.31%	4.28%	18%	$826,119
2021	$13.15	0.18	1.78	1.96	(0.16)	(0.56)	(0.72)	$14.39	15.64%	0.74%	0.77%	1.34%	1.31%	29%	$991,945
2020	$13.23	0.23	0.64	0.87	(0.23)	(0.72)	(0.95)	$13.15	6.67%	0.74%	0.77%	1.80%	1.77%	24%	$607,393
2019	$13.47	0.33	0.20	0.53	(0.33)	(0.44)	(0.77)	$13.23	4.55%	0.74%	0.77%	2.58%	2.55%	19%	$735,213
2018	$13.17	0.25	0.47	0.72	(0.25)	(0.17)	(0.42)	$13.47	5.50%	0.75%	0.77%	1.92%	1.90%	13%	$786,876
I Class
2023(3)	$12.21	0.25	(0.20)	0.05	(0.24)	(0.27)	(0.51)	$11.75	0.58%	0.55%(4)	0.60%(4)	4.28%(4)	4.23%(4)	12%	$266,387
2022	$14.39	0.62	(1.66)	(1.04)	(0.59)	(0.55)	(1.14)	$12.21	(7.92)%	0.54%	0.58%	4.51%	4.47%	18%	$306,979
2021	$13.15	0.21	1.78	1.99	(0.19)	(0.56)	(0.75)	$14.39	15.78%	0.54%	0.59%	1.54%	1.49%	29%	$537,817
2020	$13.24	0.26	0.62	0.88	(0.25)	(0.72)	(0.97)	$13.15	6.88%	0.54%	0.60%	2.00%	1.94%	24%	$191,356
2019	$13.47	0.37	0.20	0.57	(0.36)	(0.44)	(0.80)	$13.24	4.84%	0.54%	0.59%	2.78%	2.73%	19%	$254,459
2018	$13.17	0.28	0.46	0.74	(0.27)	(0.17)	(0.44)	$13.47	5.71%	0.55%	0.59%	2.12%	2.08%	13%	$350,798

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2023(3)	$12.21	0.23	(0.21)	0.02	(0.21)	(0.27)	(0.48)	$11.75	0.35%	1.00%(4)	1.03%(4)	3.83%(4)	3.80%(4)	12%	$195,207
2022	$14.39	0.54	(1.65)	(1.11)	(0.52)	(0.55)	(1.07)	$12.21	(8.34)%	0.99%	1.02%	4.06%	4.03%	18%	$202,196
2021	$13.15	0.15	1.78	1.93	(0.13)	(0.56)	(0.69)	$14.39	15.28%	0.99%	1.02%	1.09%	1.06%	29%	$267,135
2020	$13.24	0.19	0.63	0.82	(0.19)	(0.72)	(0.91)	$13.15	6.40%	0.99%	1.02%	1.55%	1.52%	24%	$114,462
2019	$13.47	0.31	0.20	0.51	(0.30)	(0.44)	(0.74)	$13.24	4.36%	0.99%	1.02%	2.33%	2.30%	19%	$153,056
2018	$13.17	0.22	0.46	0.68	(0.21)	(0.17)	(0.38)	$13.47	5.23%	1.00%	1.02%	1.67%	1.65%	13%	$227,693
C Class
2023(3)	$12.07	0.17	(0.19)	(0.02)	(0.17)	(0.27)	(0.44)	$11.61	(0.04)%	1.75%(4)	1.78%(4)	3.08%(4)	3.05%(4)	12%	$2,187
2022	$14.25	0.46	(1.65)	(1.19)	(0.44)	(0.55)	(0.99)	$12.07	(9.03)%	1.74%	1.77%	3.31%	3.28%	18%	$2,664
2021	$13.08	0.06	1.75	1.81	(0.08)	(0.56)	(0.64)	$14.25	14.40%	1.74%	1.77%	0.34%	0.31%	29%	$4,636
2020	$13.18	0.10	0.63	0.73	(0.11)	(0.72)	(0.83)	$13.08	5.65%	1.74%	1.77%	0.80%	0.77%	24%	$3,020
2019	$13.43	0.22	0.18	0.40	(0.21)	(0.44)	(0.65)	$13.18	3.50%	1.74%	1.77%	1.58%	1.55%	19%	$4,077
2018	$13.13	0.12	0.47	0.59	(0.12)	(0.17)	(0.29)	$13.43	4.48%	1.75%	1.77%	0.92%	0.90%	13%	$5,769

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2023(3)	$12.17	0.21	(0.21)	—	(0.19)	(0.27)	(0.46)	$11.71	0.22%	1.25%(4)	1.28%(4)	3.58%(4)	3.55%(4)	12%	$230,964
2022	$14.35	0.51	(1.65)	(1.14)	(0.49)	(0.55)	(1.04)	$12.17	(8.60)%	1.24%	1.27%	3.81%	3.78%	18%	$229,286
2021	$13.13	0.12	1.77	1.89	(0.11)	(0.56)	(0.67)	$14.35	15.00%	1.24%	1.27%	0.84%	0.81%	29%	$268,946
2020	$13.22	0.16	0.63	0.79	(0.16)	(0.72)	(0.88)	$13.13	6.15%	1.24%	1.27%	1.30%	1.27%	24%	$129,338
2019	$13.45	0.27	0.21	0.48	(0.27)	(0.44)	(0.71)	$13.22	4.11%	1.24%	1.27%	2.08%	2.05%	19%	$139,359
2018	$13.15	0.19	0.46	0.65	(0.18)	(0.17)	(0.35)	$13.45	4.98%	1.25%	1.27%	1.42%	1.40%	13%	$155,850
R6 Class
2023(3)	$9.55	0.20	(0.17)	0.03	(0.24)	(0.27)	(0.51)	$9.07	0.63%	0.40%(4)	0.50%(4)	4.43%(4)	4.33%(4)	12%	$448,106
2022	$11.50	0.51	(1.30)	(0.79)	(0.61)	(0.55)	(1.16)	$9.55	(7.75)%	0.39%	0.48%	4.66%	4.57%	18%	$466,333
2021	$10.66	0.18	1.43	1.61	(0.21)	(0.56)	(0.77)	$11.50	15.94%	0.39%	0.50%	1.69%	1.58%	29%	$608,763
2020	$10.91	0.22	0.52	0.74	(0.27)	(0.72)	(0.99)	$10.66	7.08%	0.39%	0.51%	2.15%	2.03%	24%	$221,796
2019	$11.25	0.32	0.16	0.48	(0.38)	(0.44)	(0.82)	$10.91	5.00%	0.39%	0.52%	2.93%	2.80%	19%	$225,207
2018(5)	$11.10	0.21	0.20	0.41	(0.25)	(0.01)	(0.26)	$11.25	3.70%	0.39%(4)	0.51%(4)	2.49%(4)	2.37%(4)	13%(6)	$236,569

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2023 (unaudited).
(4)Annualized.
(5)October 23, 2017 (commencement of sale) through July 31, 2018.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2025 Portfolio
Investor Class
2023(3)	$13.70	0.27	(0.23)	0.04	(0.32)	(0.25)	(0.57)	$13.17	0.55%	0.77%(4)	0.79%(4)	4.02%(4)	4.00%(4)	11%	$669,533
2022	$16.17	0.67	(1.92)	(1.25)	(0.55)	(0.67)	(1.22)	$13.70	(8.54)%	0.76%	0.78%	4.42%	4.40%	15%	$712,029
2021	$14.70	0.20	2.21	2.41	(0.17)	(0.77)	(0.94)	$16.17	16.85%	0.76%	0.79%	1.27%	1.24%	19%	$879,425
2020	$14.78	0.26	0.75	1.01	(0.22)	(0.87)	(1.09)	$14.70	6.99%	0.76%	0.80%	1.82%	1.78%	26%	$867,457
2019	$15.15	0.38	0.18	0.56	(0.37)	(0.56)	(0.93)	$14.78	4.47%	0.76%	0.80%	2.61%	2.57%	18%	$1,003,059
2018	$14.71	0.29	0.63	0.92	(0.26)	(0.22)	(0.48)	$15.15	6.36%	0.77%	0.81%	1.95%	1.91%	14%	$1,181,392
I Class
2023(3)	$13.71	0.28	(0.22)	0.06	(0.35)	(0.25)	(0.60)	$13.17	0.68%	0.57%(4)	0.60%(4)	4.22%(4)	4.19%(4)	11%	$279,784
2022	$16.19	0.71	(1.94)	(1.23)	(0.58)	(0.67)	(1.25)	$13.71	(8.40)%	0.56%	0.59%	4.62%	4.59%	15%	$320,347
2021	$14.72	0.22	2.22	2.44	(0.20)	(0.77)	(0.97)	$16.19	17.15%	0.56%	0.61%	1.47%	1.42%	19%	$541,299
2020	$14.80	0.30	0.74	1.04	(0.25)	(0.87)	(1.12)	$14.72	7.13%	0.56%	0.62%	2.02%	1.96%	26%	$512,042
2019	$15.16	0.41	0.19	0.60	(0.40)	(0.56)	(0.96)	$14.80	4.75%	0.56%	0.62%	2.81%	2.75%	18%	$624,560
2018	$14.72	0.32	0.63	0.95	(0.29)	(0.22)	(0.51)	$15.16	6.57%	0.57%	0.62%	2.15%	2.10%	14%	$827,668

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2023(3)	$13.68	0.25	(0.22)	0.03	(0.29)	(0.25)	(0.54)	$13.17	0.44%	1.02%(4)	1.04%(4)	3.77%(4)	3.75%(4)	11%	$168,693
2022	$16.15	0.63	(1.92)	(1.29)	(0.51)	(0.67)	(1.18)	$13.68	(8.79)%	1.01%	1.03%	4.17%	4.15%	15%	$179,681
2021	$14.68	0.16	2.21	2.37	(0.13)	(0.77)	(0.90)	$16.15	16.57%	1.01%	1.04%	1.02%	0.99%	19%	$243,677
2020	$14.76	0.22	0.75	0.97	(0.18)	(0.87)	(1.05)	$14.68	6.72%	1.01%	1.05%	1.57%	1.53%	26%	$231,738
2019	$15.13	0.34	0.19	0.53	(0.34)	(0.56)	(0.90)	$14.76	4.21%	1.01%	1.05%	2.36%	2.32%	18%	$297,582
2018	$14.69	0.25	0.63	0.88	(0.22)	(0.22)	(0.44)	$15.13	6.10%	1.02%	1.06%	1.70%	1.66%	14%	$426,902
C Class
2023(3)	$13.66	0.20	(0.23)	(0.03)	(0.19)	(0.25)	(0.44)	$13.19	(0.03)%	1.77%(4)	1.79%(4)	3.02%(4)	3.00%(4)	11%	$1,882
2022	$16.12	0.55	(1.95)	(1.40)	(0.39)	(0.67)	(1.06)	$13.66	(9.45)%	1.76%	1.78%	3.42%	3.40%	15%	$2,007
2021	$14.65	0.05	2.20	2.25	(0.01)	(0.77)	(0.78)	$16.12	15.70%	1.76%	1.79%	0.27%	0.24%	19%	$3,256
2020	$14.73	0.11	0.75	0.86	(0.07)	(0.87)	(0.94)	$14.65	5.90%	1.76%	1.80%	0.82%	0.78%	26%	$4,332
2019	$15.09	0.23	0.20	0.43	(0.23)	(0.56)	(0.79)	$14.73	3.48%	1.76%	1.80%	1.61%	1.57%	18%	$4,562
2018	$14.67	0.14	0.63	0.77	(0.13)	(0.22)	(0.35)	$15.09	5.29%	1.77%	1.81%	0.95%	0.91%	14%	$5,515

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2023(3)	$13.66	0.23	(0.21)	0.02	(0.26)	(0.25)	(0.51)	$13.17	0.34%	1.27%(4)	1.29%(4)	3.52%(4)	3.50%(4)	11%	$239,455
2022	$16.13	0.58	(1.91)	(1.33)	(0.47)	(0.67)	(1.14)	$13.66	(9.04)%	1.26%	1.28%	3.92%	3.90%	15%	$233,649
2021	$14.66	0.12	2.21	2.33	(0.09)	(0.77)	(0.86)	$16.13	16.29%	1.26%	1.29%	0.77%	0.74%	19%	$255,643
2020	$14.74	0.18	0.75	0.93	(0.14)	(0.87)	(1.01)	$14.66	6.45%	1.26%	1.30%	1.32%	1.28%	26%	$211,271
2019	$15.11	0.30	0.19	0.49	(0.30)	(0.56)	(0.86)	$14.74	3.94%	1.26%	1.30%	2.11%	2.07%	18%	$210,971
2018	$14.67	0.21	0.64	0.85	(0.19)	(0.22)	(0.41)	$15.11	5.84%	1.27%	1.31%	1.45%	1.41%	14%	$211,702
R6 Class
2023(3)	$9.93	0.21	(0.17)	0.04	(0.37)	(0.25)	(0.62)	$9.35	0.74%	0.42%(4)	0.51%(4)	4.37%(4)	4.28%(4)	11%	$501,673
2022	$12.07	0.54	(1.40)	(0.86)	(0.61)	(0.67)	(1.28)	$9.93	(8.26)%	0.41%	0.49%	4.77%	4.69%	15%	$519,716
2021	$11.20	0.18	1.68	1.86	(0.22)	(0.77)	(0.99)	$12.07	17.32%	0.41%	0.51%	1.62%	1.52%	19%	$643,218
2020	$11.53	0.24	0.58	0.82	(0.28)	(0.87)	(1.15)	$11.20	7.29%	0.41%	0.53%	2.17%	2.05%	26%	$526,937
2019	$12.05	0.33	0.13	0.46	(0.42)	(0.56)	(0.98)	$11.53	4.86%	0.41%	0.54%	2.96%	2.83%	18%	$489,170
2018(5)	$11.74	0.23	0.26	0.49	(0.17)	(0.01)	(0.18)	$12.05	4.19%	0.41%(4)	0.53%(4)	2.53%(4)	2.41%(4)	14%(6)	$426,813

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2023 (unaudited).
(4)Annualized.
(5)October 23, 2017 (commencement of sale) through July 31, 2018.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2030 Portfolio
Investor Class
2023(3)	$12.11	0.22	(0.15)	0.07	(0.29)	(0.33)	(0.62)	$11.56	0.83%	0.79%(4)	0.82%(4)	3.87%(4)	3.84%(4)	12%	$405,880
2022	$14.44	0.60	(1.83)	(1.23)	(0.53)	(0.57)	(1.10)	$12.11	(9.35)%	0.78%	0.81%	4.53%	4.50%	17%	$428,278
2021	$12.89	0.18	2.15	2.33	(0.15)	(0.63)	(0.78)	$14.44	18.62%	0.78%	0.82%	1.25%	1.21%	19%	$491,652
2020	$12.90	0.24	0.70	0.94	(0.20)	(0.75)	(0.95)	$12.89	7.47%	0.78%	0.83%	1.86%	1.81%	27%	$503,229
2019	$13.28	0.31	0.16	0.47	(0.33)	(0.52)	(0.85)	$12.90	4.38%	0.78%	0.83%	2.56%	2.51%	20%	$664,953
2018	$12.77	0.25	0.64	0.89	(0.23)	(0.15)	(0.38)	$13.28	7.13%	0.79%	0.84%	1.96%	1.91%	16%	$716,765
I Class
2023(3)	$12.11	0.24	(0.16)	0.08	(0.31)	(0.33)	(0.64)	$11.55	0.95%	0.59%(4)	0.63%(4)	4.07%(4)	4.03%(4)	12%	$309,992
2022	$14.45	0.65	(1.86)	(1.21)	(0.56)	(0.57)	(1.13)	$12.11	(9.23)%	0.58%	0.62%	4.73%	4.69%	17%	$348,341
2021	$12.89	0.20	2.17	2.37	(0.18)	(0.63)	(0.81)	$14.45	18.94%	0.58%	0.63%	1.45%	1.40%	19%	$582,440
2020	$12.90	0.26	0.71	0.97	(0.23)	(0.75)	(0.98)	$12.89	7.69%	0.58%	0.64%	2.06%	2.00%	27%	$524,709
2019	$13.28	0.36	0.13	0.49	(0.35)	(0.52)	(0.87)	$12.90	4.59%	0.58%	0.64%	2.76%	2.70%	20%	$625,840
2018	$12.78	0.28	0.63	0.91	(0.26)	(0.15)	(0.41)	$13.28	7.27%	0.59%	0.65%	2.16%	2.10%	16%	$832,861

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2023(3)	$12.08	0.21	(0.16)	0.05	(0.26)	(0.33)	(0.59)	$11.54	0.66%	1.04%(4)	1.07%(4)	3.62%(4)	3.59%(4)	12%	$154,173
2022	$14.40	0.57	(1.82)	(1.25)	(0.50)	(0.57)	(1.07)	$12.08	(9.54)%	1.03%	1.06%	4.28%	4.25%	17%	$159,676
2021	$12.85	0.14	2.16	2.30	(0.12)	(0.63)	(0.75)	$14.40	18.37%	1.03%	1.07%	1.00%	0.96%	19%	$223,936
2020	$12.86	0.19	0.72	0.91	(0.17)	(0.75)	(0.92)	$12.85	7.21%	1.03%	1.08%	1.61%	1.56%	27%	$218,597
2019	$13.24	0.29	0.15	0.44	(0.30)	(0.52)	(0.82)	$12.86	4.12%	1.03%	1.08%	2.31%	2.26%	20%	$271,679
2018	$12.74	0.22	0.63	0.85	(0.20)	(0.15)	(0.35)	$13.24	6.80%	1.04%	1.09%	1.71%	1.66%	16%	$375,401
C Class
2023(3)	$12.06	0.16	(0.15)	0.01	(0.17)	(0.33)	(0.50)	$11.57	0.30%	1.79%(4)	1.82%(4)	2.87%(4)	2.84%(4)	12%	$2,109
2022	$14.38	0.50	(1.87)	(1.37)	(0.38)	(0.57)	(0.95)	$12.06	(10.27)%	1.78%	1.81%	3.53%	3.50%	17%	$2,244
2021	$12.83	0.04	2.15	2.19	(0.01)	(0.63)	(0.64)	$14.38	17.48%	1.78%	1.82%	0.25%	0.21%	19%	$3,547
2020	$12.84	0.10	0.71	0.81	(0.07)	(0.75)	(0.82)	$12.83	6.38%	1.78%	1.83%	0.86%	0.81%	27%	$3,540
2019	$13.22	0.20	0.15	0.35	(0.21)	(0.52)	(0.73)	$12.84	3.31%	1.78%	1.83%	1.56%	1.51%	20%	$4,387
2018	$12.73	0.12	0.64	0.76	(0.12)	(0.15)	(0.27)	$13.22	6.06%	1.79%	1.84%	0.96%	0.91%	16%	$4,340

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2023(3)	$12.07	0.20	(0.17)	0.03	(0.23)	(0.33)	(0.56)	$11.54	0.48%	1.29%(4)	1.32%(4)	3.37%(4)	3.34%(4)	12%	$305,880
2022	$14.39	0.53	(1.82)	(1.29)	(0.46)	(0.57)	(1.03)	$12.07	(9.79)%	1.28%	1.31%	4.03%	4.00%	17%	$289,067
2021	$12.84	0.10	2.16	2.26	(0.08)	(0.63)	(0.71)	$14.39	18.08%	1.28%	1.32%	0.75%	0.71%	19%	$300,569
2020	$12.85	0.16	0.72	0.88	(0.14)	(0.75)	(0.89)	$12.84	6.93%	1.28%	1.33%	1.36%	1.31%	27%	$245,796
2019	$13.23	0.26	0.15	0.41	(0.27)	(0.52)	(0.79)	$12.85	3.85%	1.28%	1.33%	2.06%	2.01%	20%	$233,886
2018	$12.73	0.19	0.63	0.82	(0.17)	(0.15)	(0.32)	$13.23	6.54%	1.29%	1.34%	1.46%	1.41%	16%	$218,529
R6 Class
2023(3)	$10.88	0.22	(0.15)	0.07	(0.33)	(0.33)	(0.66)	$10.29	0.95%	0.44%(4)	0.52%(4)	4.22%(4)	4.14%(4)	12%	$559,561
2022	$13.09	0.62	(1.68)	(1.06)	(0.58)	(0.57)	(1.15)	$10.88	(9.03)%	0.43%	0.51%	4.88%	4.80%	17%	$562,783
2021	$11.75	0.20	1.97	2.17	(0.20)	(0.63)	(0.83)	$13.09	19.11%	0.43%	0.53%	1.60%	1.50%	19%	$622,491
2020	$11.85	0.25	0.65	0.90	(0.25)	(0.75)	(1.00)	$11.75	7.79%	0.43%	0.55%	2.21%	2.09%	27%	$503,360
2019	$12.28	0.34	0.12	0.46	(0.37)	(0.52)	(0.89)	$11.85	4.74%	0.43%	0.56%	2.91%	2.78%	20%	$465,684
2018(5)	$11.90	0.24	0.31	0.55	(0.16)	(0.01)	(0.17)	$12.28	4.59%	0.43%(4)	0.56%(4)	2.55%(4)	2.42%(4)	16%(6)	$408,745

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2023 (unaudited).
(4)Annualized.
(5)October 23, 2017 (commencement of sale) through July 31, 2018.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2035 Portfolio
Investor Class
2023(3)	$15.30	0.27	(0.16)	0.11	(0.30)	(0.43)	(0.73)	$14.68	1.06%	0.82%(4)	0.85%(4)	3.66%(4)	3.63%(4)	12%	$599,053
2022	$18.29	0.77	(2.47)	(1.70)	(0.62)	(0.67)	(1.29)	$15.30	(10.19)%	0.81%	0.84%	4.58%	4.55%	17%	$626,308
2021	$16.09	0.21	3.04	3.25	(0.17)	(0.88)	(1.05)	$18.29	20.75%	0.81%	0.85%	1.19%	1.15%	17%	$743,664
2020	$16.12	0.28	0.97	1.25	(0.24)	(1.04)	(1.28)	$16.09	7.91%	0.81%	0.85%	1.81%	1.77%	27%	$719,718
2019	$16.64	0.40	0.12	0.52	(0.38)	(0.66)	(1.04)	$16.12	4.06%	0.81%	0.86%	2.51%	2.46%	17%	$819,274
2018	$15.90	0.31	0.95	1.26	(0.29)	(0.23)	(0.52)	$16.64	8.05%	0.82%	0.86%	1.92%	1.88%	16%	$978,920
I Class
2023(3)	$15.33	0.28	(0.15)	0.13	(0.33)	(0.43)	(0.76)	$14.70	1.20%	0.62%(4)	0.65%(4)	3.86%(4)	3.83%(4)	12%	$337,656
2022	$18.32	0.83	(2.50)	(1.67)	(0.65)	(0.67)	(1.32)	$15.33	(9.98)%	0.61%	0.65%	4.78%	4.74%	17%	$361,327
2021	$16.12	0.24	3.04	3.28	(0.20)	(0.88)	(1.08)	$18.32	20.96%	0.61%	0.66%	1.39%	1.34%	17%	$575,410
2020	$16.15	0.32	0.96	1.28	(0.27)	(1.04)	(1.31)	$16.12	8.12%	0.61%	0.67%	2.01%	1.95%	27%	$520,022
2019	$16.66	0.43	0.13	0.56	(0.41)	(0.66)	(1.07)	$16.15	4.33%	0.61%	0.67%	2.71%	2.65%	17%	$598,639
2018	$15.93	0.35	0.93	1.28	(0.32)	(0.23)	(0.55)	$16.66	8.19%	0.62%	0.67%	2.12%	2.07%	16%	$741,317

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2023(3)	$15.28	0.25	(0.14)	0.11	(0.27)	(0.43)	(0.70)	$14.69	1.00%	1.07%(4)	1.10%(4)	3.41%(4)	3.38%(4)	12%	$183,601
2022	$18.27	0.73	(2.48)	(1.75)	(0.57)	(0.67)	(1.24)	$15.28	(10.43)%	1.06%	1.09%	4.33%	4.30%	17%	$189,012
2021	$16.07	0.16	3.04	3.20	(0.12)	(0.88)	(1.00)	$18.27	20.47%	1.06%	1.10%	0.94%	0.90%	17%	$254,130
2020	$16.11	0.24	0.96	1.20	(0.20)	(1.04)	(1.24)	$16.07	7.57%	1.06%	1.10%	1.56%	1.52%	27%	$234,875
2019	$16.61	0.36	0.14	0.50	(0.34)	(0.66)	(1.00)	$16.11	3.92%	1.06%	1.11%	2.26%	2.21%	17%	$290,779
2018	$15.88	0.27	0.94	1.21	(0.25)	(0.23)	(0.48)	$16.61	7.72%	1.07%	1.11%	1.67%	1.63%	16%	$392,230
C Class
2023(3)	$15.21	0.19	(0.14)	0.05	(0.16)	(0.43)	(0.59)	$14.67	0.56%	1.82%(4)	1.85%(4)	2.66%(4)	2.63%(4)	12%	$1,176
2022	$18.18	0.66	(2.53)	(1.87)	(0.43)	(0.67)	(1.10)	$15.21	(11.07)%	1.81%	1.84%	3.58%	3.55%	17%	$1,184
2021	$16.00	0.05	3.01	3.06	—	(0.88)	(0.88)	$18.18	19.56%	1.81%	1.85%	0.19%	0.15%	17%	$2,048
2020	$16.04	0.12	0.95	1.07	(0.07)	(1.04)	(1.11)	$16.00	6.76%	1.81%	1.85%	0.81%	0.77%	27%	$3,226
2019	$16.54	0.24	0.15	0.39	(0.23)	(0.66)	(0.89)	$16.04	3.13%	1.81%	1.86%	1.51%	1.46%	17%	$3,676
2018	$15.84	0.15	0.93	1.08	(0.15)	(0.23)	(0.38)	$16.54	6.93%	1.82%	1.86%	0.92%	0.88%	16%	$3,788

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2023(3)	$15.27	0.24	(0.16)	0.08	(0.23)	(0.43)	(0.66)	$14.69	0.81%	1.32%(4)	1.35%(4)	3.16%(4)	3.13%(4)	12%	$321,470
2022	$18.25	0.68	(2.47)	(1.79)	(0.52)	(0.67)	(1.19)	$15.27	(10.62)%	1.31%	1.34%	4.08%	4.05%	17%	$297,839
2021	$16.05	0.12	3.04	3.16	(0.08)	(0.88)	(0.96)	$18.25	20.18%	1.31%	1.35%	0.69%	0.65%	17%	$307,513
2020	$16.09	0.20	0.95	1.15	(0.15)	(1.04)	(1.19)	$16.05	7.29%	1.31%	1.35%	1.31%	1.27%	27%	$241,416
2019	$16.60	0.31	0.14	0.45	(0.30)	(0.66)	(0.96)	$16.09	3.60%	1.31%	1.36%	2.01%	1.96%	17%	$227,954
2018	$15.86	0.22	0.96	1.18	(0.21)	(0.23)	(0.44)	$16.60	7.52%	1.32%	1.36%	1.42%	1.38%	16%	$221,761
R6 Class
2023(3)	$10.22	0.20	(0.12)	0.08	(0.35)	(0.43)	(0.78)	$9.52	1.34%	0.47%(4)	0.55%(4)	4.01%(4)	3.93%(4)	12%	$571,377
2022	$12.66	0.59	(1.68)	(1.09)	(0.68)	(0.67)	(1.35)	$10.22	(9.90)%	0.46%	0.54%	4.93%	4.85%	17%	$572,731
2021	$11.44	0.18	2.15	2.33	(0.23)	(0.88)	(1.11)	$12.66	21.24%	0.46%	0.56%	1.54%	1.44%	17%	$643,520
2020	$11.84	0.24	0.70	0.94	(0.30)	(1.04)	(1.34)	$11.44	8.18%	0.46%	0.57%	2.16%	2.05%	27%	$480,172
2019	$12.54	0.33	0.06	0.39	(0.43)	(0.66)	(1.09)	$11.84	4.46%	0.46%	0.58%	2.86%	2.74%	17%	$420,380
2018(5)	$12.12	0.24	0.38	0.62	(0.20)	—(6)	(0.20)	$12.54	5.17%	0.46%(4)	0.58%(4)	2.48%(4)	2.36%(4)	16%(7)	$359,623

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2023 (unaudited).
(4)Annualized.
(5)October 23, 2017 (commencement of sale) through July 31, 2018.
(6)Per-share amount was less than $0.005.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2040 Portfolio
Investor Class
2023(3)	$12.80	0.21	(0.06)	0.15	(0.26)	(0.47)	(0.73)	$12.22	1.52%	0.84%(4)	0.87%(4)	3.46%(4)	3.43%(4)	12%	$317,281
2022	$15.56	0.66	(2.22)	(1.56)	(0.58)	(0.62)	(1.20)	$12.80	(11.00)%	0.83%	0.87%	4.68%	4.64%	19%	$329,436
2021	$13.47	0.17	2.83	3.00	(0.14)	(0.77)	(0.91)	$15.56	22.90%	0.83%	0.88%	1.12%	1.07%	19%	$383,921
2020	$13.50	0.24	0.84	1.08	(0.21)	(0.90)	(1.11)	$13.47	8.19%	0.83%	0.88%	1.78%	1.73%	28%	$389,734
2019	$14.10	0.31	0.09	0.40	(0.33)	(0.67)	(1.00)	$13.50	3.92%	0.83%	0.89%	2.41%	2.35%	23%	$505,459
2018	$13.36	0.26	0.92	1.18	(0.25)	(0.19)	(0.44)	$14.10	8.98%	0.84%	0.88%	1.89%	1.85%	17%	$555,108
I Class
2023(3)	$12.82	0.22	(0.06)	0.16	(0.29)	(0.47)	(0.76)	$12.22	1.56%	0.64%(4)	0.68%(4)	3.66%(4)	3.62%(4)	12%	$265,897
2022	$15.57	0.71	(2.23)	(1.52)	(0.61)	(0.62)	(1.23)	$12.82	(10.74)%	0.63%	0.67%	4.88%	4.84%	19%	$289,091
2021	$13.49	0.19	2.83	3.02	(0.17)	(0.77)	(0.94)	$15.57	23.14%	0.63%	0.69%	1.32%	1.26%	19%	$431,522
2020	$13.51	0.26	0.85	1.11	(0.23)	(0.90)	(1.13)	$13.49	8.42%	0.63%	0.70%	1.98%	1.91%	28%	$382,370
2019	$14.11	0.35	0.08	0.43	(0.36)	(0.67)	(1.03)	$13.51	4.13%	0.63%	0.70%	2.61%	2.54%	23%	$460,260
2018	$13.37	0.29	0.92	1.21	(0.28)	(0.19)	(0.47)	$14.11	9.19%	0.64%	0.69%	2.09%	2.04%	17%	$587,460

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2023(3)	$12.78	0.20	(0.07)	0.13	(0.23)	(0.47)	(0.70)	$12.21	1.34%	1.09%(4)	1.12%(4)	3.21%(4)	3.18%(4)	12%	$130,406
2022	$15.53	0.63	(2.22)	(1.59)	(0.54)	(0.62)	(1.16)	$12.78	(11.19)%	1.08%	1.12%	4.43%	4.39%	19%	$129,310
2021	$13.45	0.13	2.82	2.95	(0.10)	(0.77)	(0.87)	$15.53	22.54%	1.08%	1.13%	0.87%	0.82%	19%	$181,238
2020	$13.48	0.19	0.85	1.04	(0.17)	(0.90)	(1.07)	$13.45	7.92%	1.08%	1.13%	1.53%	1.48%	28%	$165,350
2019	$14.07	0.29	0.09	0.38	(0.30)	(0.67)	(0.97)	$13.48	3.73%	1.08%	1.14%	2.16%	2.10%	23%	$203,271
2018	$13.34	0.22	0.92	1.14	(0.22)	(0.19)	(0.41)	$14.07	8.64%	1.09%	1.13%	1.64%	1.60%	17%	$276,474
C Class
2023(3)	$12.71	0.14	(0.05)	0.09	(0.14)	(0.47)	(0.61)	$12.19	0.96%	1.84%(4)	1.87%(4)	2.46%(4)	2.43%(4)	12%	$1,084
2022	$15.45	0.51	(2.21)	(1.70)	(0.42)	(0.62)	(1.04)	$12.71	(11.88)%	1.83%	1.87%	3.68%	3.64%	19%	$1,181
2021	$13.39	0.02	2.81	2.83	—	(0.77)	(0.77)	$15.45	21.64%	1.83%	1.88%	0.12%	0.07%	19%	$1,478
2020	$13.42	0.10	0.83	0.93	(0.06)	(0.90)	(0.96)	$13.39	7.11%	1.83%	1.88%	0.78%	0.73%	28%	$1,605
2019	$14.01	0.19	0.09	0.28	(0.20)	(0.67)	(0.87)	$13.42	2.94%	1.83%	1.89%	1.41%	1.35%	23%	$2,015
2018	$13.30	0.12	0.92	1.04	(0.14)	(0.19)	(0.33)	$14.01	7.91%	1.84%	1.88%	0.89%	0.85%	17%	$2,114

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2023(3)	$12.76	0.18	(0.06)	0.12	(0.20)	(0.47)	(0.67)	$12.21	1.24%	1.34%(4)	1.37%(4)	2.96%(4)	2.93%(4)	12%	$294,536
2022	$15.51	0.58	(2.21)	(1.63)	(0.50)	(0.62)	(1.12)	$12.76	(11.44)%	1.33%	1.37%	4.18%	4.14%	19%	$271,996
2021	$13.43	0.09	2.82	2.91	(0.06)	(0.77)	(0.83)	$15.51	22.26%	1.33%	1.38%	0.62%	0.57%	19%	$273,869
2020	$13.46	0.16	0.84	1.00	(0.13)	(0.90)	(1.03)	$13.43	7.65%	1.33%	1.38%	1.28%	1.23%	28%	$207,548
2019	$14.05	0.25	0.10	0.35	(0.27)	(0.67)	(0.94)	$13.46	3.47%	1.33%	1.39%	1.91%	1.85%	23%	$188,023
2018	$13.31	0.19	0.92	1.11	(0.18)	(0.19)	(0.37)	$14.05	8.46%	1.34%	1.38%	1.39%	1.35%	17%	$174,883
R6 Class
2023(3)	$11.21	0.20	(0.06)	0.14	(0.30)	(0.47)	(0.77)	$10.58	1.70%	0.49%(4)	0.57%(4)	3.81%(4)	3.73%(4)	12%	$419,532
2022	$13.78	0.67	(1.98)	(1.31)	(0.64)	(0.62)	(1.26)	$11.21	(10.67)%	0.48%	0.56%	5.03%	4.95%	19%	$424,500
2021	$12.03	0.19	2.52	2.71	(0.19)	(0.77)	(0.96)	$13.78	23.31%	0.48%	0.58%	1.47%	1.37%	19%	$518,709
2020	$12.18	0.24	0.77	1.01	(0.26)	(0.90)	(1.16)	$12.03	8.54%	0.48%	0.60%	2.13%	2.01%	28%	$395,998
2019	$12.83	0.33	0.06	0.39	(0.37)	(0.67)	(1.04)	$12.18	4.35%	0.48%	0.61%	2.76%	2.63%	23%	$381,349
2018(5)	$12.31	0.24	0.47	0.71	(0.18)	(0.01)	(0.19)	$12.83	5.78%	0.48%(4)	0.60%(4)	2.44%(4)	2.32%(4)	17%(6)	$327,587

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2023 (unaudited).
(4)Annualized.
(5)October 23, 2017 (commencement of sale) through July 31, 2018.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2045 Portfolio
Investor Class
2023(3)	$16.31	0.25	(0.01)	0.24	(0.26)	(0.60)	(0.86)	$15.69	1.86%	0.87%(4)	0.90%(4)	3.20%(4)	3.17%(4)	11%	$418,392
2022	$19.84	0.86	(2.96)	(2.10)	(0.67)	(0.76)	(1.43)	$16.31	(11.59)%	0.86%	0.89%	4.73%	4.70%	18%	$438,091
2021	$16.86	0.19	3.92	4.11	(0.14)	(0.99)	(1.13)	$19.84	25.08%	0.86%	0.90%	1.01%	0.97%	15%	$521,474
2020	$16.93	0.28	1.14	1.42	(0.23)	(1.26)	(1.49)	$16.86	8.59%	0.86%	0.91%	1.69%	1.64%	30%	$505,365
2019	$17.75	0.39	0.07	0.46	(0.38)	(0.90)	(1.28)	$16.93	3.78%	0.86%	0.91%	2.36%	2.31%	21%	$565,928
2018	$16.72	0.31	1.29	1.60	(0.30)	(0.27)	(0.57)	$17.75	9.79%	0.87%	0.91%	1.86%	1.82%	16%	$681,532
I Class
2023(3)	$16.35	0.27	(0.03)	0.24	(0.29)	(0.60)	(0.89)	$15.70	1.87%	0.67%(4)	0.70%(4)	3.40%(4)	3.37%(4)	11%	$257,832
2022	$19.88	0.92	(2.98)	(2.06)	(0.71)	(0.76)	(1.47)	$16.35	(11.38)%	0.66%	0.69%	4.93%	4.90%	18%	$272,169
2021	$16.90	0.22	3.93	4.15	(0.18)	(0.99)	(1.17)	$19.88	25.35%	0.66%	0.71%	1.21%	1.16%	15%	$406,955
2020	$16.96	0.31	1.16	1.47	(0.27)	(1.26)	(1.53)	$16.90	8.80%	0.66%	0.72%	1.89%	1.83%	30%	$350,086
2019	$17.78	0.43	0.06	0.49	(0.41)	(0.90)	(1.31)	$16.96	3.99%	0.66%	0.72%	2.56%	2.50%	21%	$400,165
2018	$16.75	0.37	1.27	1.64	(0.34)	(0.27)	(0.61)	$17.78	9.99%	0.67%	0.72%	2.06%	2.01%	16%	$504,900

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2023(3)	$16.29	0.23	(0.02)	0.21	(0.22)	(0.60)	(0.82)	$15.68	1.66%	1.12%(4)	1.15%(4)	2.95%(4)	2.92%(4)	11%	$127,163
2022	$19.81	0.81	(2.96)	(2.15)	(0.61)	(0.76)	(1.37)	$16.29	(11.79)%	1.11%	1.14%	4.48%	4.45%	18%	$129,008
2021	$16.83	0.14	3.93	4.07	(0.10)	(0.99)	(1.09)	$19.81	24.80%	1.11%	1.15%	0.76%	0.72%	15%	$173,756
2020	$16.90	0.23	1.14	1.37	(0.18)	(1.26)	(1.44)	$16.83	8.31%	1.11%	1.16%	1.44%	1.39%	30%	$159,638
2019	$17.72	0.35	0.07	0.42	(0.34)	(0.90)	(1.24)	$16.90	3.51%	1.11%	1.16%	2.11%	2.06%	21%	$199,985
2018	$16.69	0.27	1.29	1.56	(0.26)	(0.27)	(0.53)	$17.72	9.53%	1.12%	1.16%	1.61%	1.57%	16%	$277,088
C Class
2023(3)	$16.18	0.17	(0.02)	0.15	(0.10)	(0.60)	(0.70)	$15.63	1.26%	1.87%(4)	1.90%(4)	2.20%(4)	2.17%(4)	11%	$1,430
2022	$19.68	0.67	(2.95)	(2.28)	(0.46)	(0.76)	(1.22)	$16.18	(12.46)%	1.86%	1.89%	3.73%	3.70%	18%	$1,434
2021	$16.76	0.01	3.90	3.91	—	(0.99)	(0.99)	$19.68	23.89%	1.86%	1.90%	0.01%	(0.03)%	15%	$1,974
2020	$16.83	0.12	1.12	1.24	(0.05)	(1.26)	(1.31)	$16.76	7.49%	1.86%	1.91%	0.69%	0.64%	30%	$2,100
2019	$17.64	0.23	0.08	0.31	(0.22)	(0.90)	(1.12)	$16.83	2.77%	1.86%	1.91%	1.36%	1.31%	21%	$2,531
2018	$16.66	0.14	1.29	1.43	(0.18)	(0.27)	(0.45)	$17.64	8.71%	1.87%	1.91%	0.86%	0.82%	16%	$2,834

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2023(3)	$16.28	0.22	(0.03)	0.19	(0.18)	(0.60)	(0.78)	$15.69	1.52%	1.37%(4)	1.40%(4)	2.70%(4)	2.67%(4)	11%	$282,609
2022	$19.80	0.75	(2.95)	(2.20)	(0.56)	(0.76)	(1.32)	$16.28	(12.03)%	1.36%	1.39%	4.23%	4.20%	18%	$259,822
2021	$16.83	0.09	3.92	4.01	(0.05)	(0.99)	(1.04)	$19.80	24.49%	1.36%	1.40%	0.51%	0.47%	15%	$267,304
2020	$16.89	0.19	1.15	1.34	(0.14)	(1.26)	(1.40)	$16.83	8.03%	1.36%	1.41%	1.19%	1.14%	30%	$197,275
2019	$17.70	0.30	0.09	0.39	(0.30)	(0.90)	(1.20)	$16.89	3.30%	1.36%	1.41%	1.86%	1.81%	21%	$176,355
2018	$16.68	0.22	1.29	1.51	(0.22)	(0.27)	(0.49)	$17.70	9.19%	1.37%	1.41%	1.36%	1.32%	16%	$164,049
R6 Class
2023(3)	$10.34	0.18	(0.05)	0.13	(0.31)	(0.60)	(0.91)	$9.56	1.95%	0.52%(4)	0.59%(4)	3.55%(4)	3.48%(4)	11%	$417,393
2022	$13.11	0.63	(1.90)	(1.27)	(0.74)	(0.76)	(1.50)	$10.34	(11.25)%	0.51%	0.58%	5.08%	5.01%	18%	$410,845
2021	$11.50	0.16	2.65	2.81	(0.21)	(0.99)	(1.20)	$13.11	25.53%	0.51%	0.59%	1.36%	1.28%	15%	$520,523
2020	$12.01	0.22	0.82	1.04	(0.29)	(1.26)	(1.55)	$11.50	9.01%	0.51%	0.61%	2.04%	1.94%	30%	$374,167
2019	$13.03	0.31	0.01	0.32	(0.44)	(0.90)	(1.34)	$12.01	4.13%	0.51%	0.62%	2.71%	2.60%	21%	$327,799
2018(5)	$12.48	0.23	0.55	0.78	(0.23)	—(6)	(0.23)	$13.03	6.29%	0.51%(4)	0.61%(4)	2.35%(4)	2.25%(4)	16%(7)	$269,683

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2023 (unaudited).
(4)Annualized.
(5)October 23, 2017 (commencement of sale) through July 31, 2018.
(6)Per-share amount was less than $0.005.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2050 Portfolio
Investor Class
2023(3)	$13.61	0.19	0.05	0.24	(0.21)	(0.61)	(0.82)	$13.03	2.22%	0.89%(4)	0.92%(4)	3.00%(4)	2.97%(4)	11%	$223,800
2022	$16.61	0.73	(2.53)	(1.80)	(0.64)	(0.56)	(1.20)	$13.61	(11.87)%	0.88%	0.91%	4.87%	4.84%	19%	$235,537
2021	$13.90	0.15	3.54	3.69	(0.13)	(0.85)	(0.98)	$16.61	27.33%	0.88%	0.92%	0.90%	0.86%	16%	$269,509
2020	$13.87	0.23	0.98	1.21	(0.20)	(0.98)	(1.18)	$13.90	8.91%	0.88%	0.93%	1.66%	1.61%	34%	$259,196
2019	$14.51	0.30	0.06	0.36	(0.31)	(0.69)	(1.00)	$13.87	3.66%	0.88%	0.94%	2.26%	2.20%	27%	$312,038
2018	$13.55	0.25	1.14	1.39	(0.26)	(0.17)	(0.43)	$14.51	10.42%	0.89%	0.94%	1.81%	1.76%	21%	$345,283
I Class
2023(3)	$13.64	0.21	0.03	0.24	(0.23)	(0.61)	(0.84)	$13.04	2.27%	0.69%(4)	0.72%(4)	3.20%(4)	3.17%(4)	11%	$215,203
2022	$16.65	0.79	(2.57)	(1.78)	(0.67)	(0.56)	(1.23)	$13.64	(11.72)%	0.68%	0.71%	5.07%	5.04%	19%	$223,504
2021	$13.93	0.17	3.56	3.73	(0.16)	(0.85)	(1.01)	$16.65	27.61%	0.68%	0.73%	1.10%	1.05%	16%	$315,079
2020	$13.90	0.26	0.98	1.24	(0.23)	(0.98)	(1.21)	$13.93	9.13%	0.68%	0.74%	1.86%	1.80%	34%	$257,140
2019	$14.53	0.34	0.05	0.39	(0.33)	(0.69)	(1.02)	$13.90	3.94%	0.68%	0.74%	2.46%	2.40%	27%	$287,434
2018	$13.57	0.29	1.13	1.42	(0.29)	(0.17)	(0.46)	$14.53	10.62%	0.69%	0.74%	2.01%	1.96%	21%	$378,253

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2023(3)	$13.60	0.18	0.04	0.22	(0.18)	(0.61)	(0.79)	$13.03	2.03%	1.14%(4)	1.17%(4)	2.75%(4)	2.72%(4)	11%	$92,376
2022	$16.59	0.70	(2.53)	(1.83)	(0.60)	(0.56)	(1.16)	$13.60	(12.04)%	1.13%	1.16%	4.62%	4.59%	19%	$91,347
2021	$13.88	0.11	3.54	3.65	(0.09)	(0.85)	(0.94)	$16.59	27.04%	1.13%	1.17%	0.65%	0.61%	16%	$115,318
2020	$13.85	0.18	0.99	1.17	(0.16)	(0.98)	(1.14)	$13.88	8.64%	1.13%	1.18%	1.41%	1.36%	34%	$103,188
2019	$14.48	0.28	0.06	0.34	(0.28)	(0.69)	(0.97)	$13.85	3.47%	1.13%	1.19%	2.01%	1.95%	27%	$129,680
2018	$13.53	0.21	1.13	1.34	(0.22)	(0.17)	(0.39)	$14.48	10.08%	1.14%	1.19%	1.56%	1.51%	21%	$173,017
C Class
2023(3)	$13.52	0.13	0.04	0.17	(0.08)	(0.61)	(0.69)	$13.00	1.63%	1.89%(4)	1.92%(4)	2.00%(4)	1.97%(4)	11%	$1,137
2022	$16.50	0.61	(2.56)	(1.95)	(0.47)	(0.56)	(1.03)	$13.52	(12.74)%	1.88%	1.91%	3.87%	3.84%	19%	$1,063
2021	$13.83	—(5)	3.52	3.52	—	(0.85)	(0.85)	$16.50	26.11%	1.88%	1.92%	(0.10)%	(0.14)%	16%	$1,434
2020	$13.80	0.08	0.98	1.06	(0.05)	(0.98)	(1.03)	$13.83	7.82%	1.88%	1.93%	0.66%	0.61%	34%	$1,400
2019	$14.43	0.17	0.07	0.24	(0.18)	(0.69)	(0.87)	$13.80	2.67%	1.88%	1.94%	1.26%	1.20%	27%	$1,503
2018	$13.51	0.12	1.12	1.24	(0.15)	(0.17)	(0.32)	$14.43	9.32%	1.89%	1.94%	0.81%	0.76%	21%	$1,556

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2023(3)	$13.59	0.17	0.03	0.20	(0.14)	(0.61)	(0.75)	$13.04	1.92%	1.39%(4)	1.42%(4)	2.50%(4)	2.47%(4)	11%	$233,080
2022	$16.58	0.64	(2.52)	(1.88)	(0.55)	(0.56)	(1.11)	$13.59	(12.28)%	1.38%	1.41%	4.37%	4.34%	19%	$205,966
2021	$13.87	0.06	3.55	3.61	(0.05)	(0.85)	(0.90)	$16.58	26.73%	1.38%	1.42%	0.40%	0.36%	16%	$207,018
2020	$13.84	0.14	0.99	1.13	(0.12)	(0.98)	(1.10)	$13.87	8.36%	1.38%	1.43%	1.16%	1.11%	34%	$145,300
2019	$14.47	0.23	0.07	0.30	(0.24)	(0.69)	(0.93)	$13.84	3.20%	1.38%	1.44%	1.76%	1.70%	27%	$123,006
2018	$13.51	0.18	1.14	1.32	(0.19)	(0.17)	(0.36)	$14.47	9.89%	1.39%	1.44%	1.31%	1.26%	21%	$105,595
R6 Class
2023(3)	$11.95	0.19	0.02	0.21	(0.25)	(0.61)	(0.86)	$11.30	2.36%	0.54%(4)	0.59%(4)	3.35%(4)	3.30%(4)	11%	$324,589
2022	$14.73	0.75	(2.27)	(1.52)	(0.70)	(0.56)	(1.26)	$11.95	(11.52)%	0.53%	0.59%	5.22%	5.16%	19%	$312,841
2021	$12.43	0.17	3.16	3.33	(0.18)	(0.85)	(1.03)	$14.73	27.78%	0.53%	0.61%	1.25%	1.17%	16%	$405,593
2020	$12.53	0.23	0.90	1.13	(0.25)	(0.98)	(1.23)	$12.43	9.27%	0.53%	0.63%	2.01%	1.91%	34%	$302,601
2019	$13.22	0.32	0.03	0.35	(0.35)	(0.69)	(1.04)	$12.53	4.06%	0.53%	0.64%	2.61%	2.50%	27%	$272,649
2018(6)	$12.59	0.23	0.59	0.82	(0.19)	—(5)	(0.19)	$13.22	6.61%	0.53%(4)	0.63%(4)	2.28%(4)	2.18%(4)	21%(7)	$221,191

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2023 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.
(6)October 23, 2017 (commencement of sale) through July 31, 2018.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2055 Portfolio
Investor Class
2023(3)	$15.19	0.20	0.11	0.31	(0.22)	(0.63)	(0.85)	$14.65	2.43%	0.89%(4)	0.93%(4)	2.84%(4)	2.80%(4)	11%	$119,469
2022	$18.57	0.82	(2.87)	(2.05)	(0.71)	(0.62)	(1.33)	$15.19	(12.07)%	0.88%	0.92%	4.89%	4.85%	19%	$126,682
2021	$15.21	0.16	4.07	4.23	(0.14)	(0.73)	(0.87)	$18.57	28.45%	0.88%	0.93%	0.86%	0.81%	17%	$145,510
2020	$15.02	0.25	1.08	1.33	(0.21)	(0.93)	(1.14)	$15.21	9.03%	0.88%	0.94%	1.61%	1.55%	40%	$148,797
2019	$15.55	0.33	0.06	0.39	(0.32)	(0.60)	(0.92)	$15.02	3.51%	0.88%	0.95%	2.24%	2.17%	27%	$161,378
2018	$14.44	0.26	1.26	1.52	(0.26)	(0.15)	(0.41)	$15.55	10.61%	0.89%	0.95%	1.79%	1.73%	18%	$178,525
I Class
2023(3)	$15.20	0.22	0.10	0.32	(0.25)	(0.63)	(0.88)	$14.64	2.50%	0.69%(4)	0.73%(4)	3.04%(4)	3.00%(4)	11%	$167,960
2022	$18.58	0.89	(2.90)	(2.01)	(0.75)	(0.62)	(1.37)	$15.20	(11.88)%	0.68%	0.72%	5.09%	5.05%	19%	$168,209
2021	$15.22	0.18	4.08	4.26	(0.17)	(0.73)	(0.90)	$18.58	28.69%	0.68%	0.74%	1.06%	1.00%	17%	$231,400
2020	$15.03	0.26	1.10	1.36	(0.24)	(0.93)	(1.17)	$15.22	9.25%	0.68%	0.75%	1.81%	1.74%	40%	$200,296
2019	$15.56	0.37	0.05	0.42	(0.35)	(0.60)	(0.95)	$15.03	3.73%	0.68%	0.75%	2.44%	2.37%	27%	$201,236
2018	$14.45	0.31	1.24	1.55	(0.29)	(0.15)	(0.44)	$15.56	10.83%	0.69%	0.75%	1.99%	1.93%	18%	$226,831

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2023(3)	$15.15	0.19	0.10	0.29	(0.18)	(0.63)	(0.81)	$14.63	2.31%	1.14%(4)	1.18%(4)	2.59%(4)	2.55%(4)	11%	$65,873
2022	$18.52	0.78	(2.87)	(2.09)	(0.66)	(0.62)	(1.28)	$15.15	(12.27)%	1.13%	1.17%	4.64%	4.60%	19%	$62,800
2021	$15.17	0.11	4.06	4.17	(0.09)	(0.73)	(0.82)	$18.52	28.12%	1.13%	1.18%	0.61%	0.56%	17%	$77,870
2020	$14.99	0.19	1.09	1.28	(0.17)	(0.93)	(1.10)	$15.17	8.69%	1.13%	1.19%	1.36%	1.30%	40%	$69,721
2019	$15.52	0.28	0.07	0.35	(0.28)	(0.60)	(0.88)	$14.99	3.25%	1.13%	1.20%	1.99%	1.92%	27%	$79,664
2018	$14.41	0.23	1.25	1.48	(0.22)	(0.15)	(0.37)	$15.52	10.36%	1.14%	1.20%	1.54%	1.48%	18%	$93,154
C Class
2023(3)	$14.99	0.12	0.12	0.24	(0.07)	(0.63)	(0.70)	$14.53	1.94%	1.89%(4)	1.93%(4)	1.84%(4)	1.80%(4)	11%	$806
2022	$18.34	0.63	(2.84)	(2.21)	(0.52)	(0.62)	(1.14)	$14.99	(12.98)%	1.88%	1.92%	3.89%	3.85%	19%	$845
2021	$15.06	(0.01)	4.02	4.01	—	(0.73)	(0.73)	$18.34	27.24%	1.88%	1.93%	(0.14)%	(0.19)%	17%	$1,069
2020	$14.87	0.09	1.08	1.17	(0.05)	(0.93)	(0.98)	$15.06	7.90%	1.88%	1.94%	0.61%	0.55%	40%	$961
2019	$15.40	0.19	0.06	0.25	(0.18)	(0.60)	(0.78)	$14.87	2.47%	1.88%	1.95%	1.24%	1.17%	27%	$881
2018	$14.36	0.10	1.26	1.36	(0.17)	(0.15)	(0.32)	$15.40	9.51%	1.89%	1.95%	0.79%	0.73%	18%	$845

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2023(3)	$15.15	0.17	0.10	0.27	(0.14)	(0.63)	(0.77)	$14.65	2.18%	1.39%(4)	1.43%(4)	2.34%(4)	2.30%(4)	11%	$167,467
2022	$18.52	0.72	(2.86)	(2.14)	(0.61)	(0.62)	(1.23)	$15.15	(12.50)%	1.38%	1.42%	4.39%	4.35%	19%	$144,055
2021	$15.17	0.06	4.07	4.13	(0.05)	(0.73)	(0.78)	$18.52	27.79%	1.38%	1.43%	0.36%	0.31%	17%	$138,104
2020	$14.98	0.15	1.10	1.25	(0.13)	(0.93)	(1.06)	$15.17	8.48%	1.38%	1.44%	1.11%	1.05%	40%	$93,577
2019	$15.51	0.25	0.07	0.32	(0.25)	(0.60)	(0.85)	$14.98	2.99%	1.38%	1.45%	1.74%	1.67%	27%	$76,052
2018	$14.40	0.19	1.25	1.44	(0.18)	(0.15)	(0.33)	$15.51	10.08%	1.39%	1.45%	1.29%	1.23%	18%	$65,673
R6 Class
2023(3)	$12.55	0.19	0.07	0.26	(0.27)	(0.63)	(0.90)	$11.91	2.59%	0.54%(4)	0.60%(4)	3.19%(4)	3.13%(4)	11%	$233,929
2022	$15.58	0.80	(2.44)	(1.64)	(0.77)	(0.62)	(1.39)	$12.55	(11.75)%	0.53%	0.59%	5.24%	5.18%	19%	$224,504
2021	$12.89	0.17	3.45	3.62	(0.20)	(0.73)	(0.93)	$15.58	28.91%	0.53%	0.61%	1.21%	1.13%	17%	$273,227
2020	$12.91	0.23	0.94	1.17	(0.26)	(0.93)	(1.19)	$12.89	9.34%	0.53%	0.64%	1.96%	1.85%	40%	$193,435
2019	$13.52	0.32	0.04	0.36	(0.37)	(0.60)	(0.97)	$12.91	3.88%	0.53%	0.65%	2.59%	2.47%	27%	$160,881
2018(5)	$12.87	0.23	0.63	0.86	(0.21)	—	(0.21)	$13.52	6.70%	0.53%(4)	0.64%(4)	2.22%(4)	2.11%(4)	18%(6)	$120,777

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2023 (unaudited).
(4)Annualized.
(5)October 23, 2017 (commencement of sale) through July 31, 2018.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2060 Portfolio
Investor Class
2023(3)	$13.90	0.18	0.10	0.28	(0.21)	(0.72)	(0.93)	$13.25	2.53%	0.90%(4)	0.95%(4)	2.77%(4)	2.72%(4)	10%	$60,288
2022	$16.84	0.75	(2.65)	(1.90)	(0.70)	(0.34)	(1.04)	$13.90	(12.16)%	0.88%	0.93%	4.87%	4.82%	16%	$54,887
2021	$13.46	0.13	3.75	3.88	(0.13)	(0.37)	(0.50)	$16.84	29.28%	0.88%	0.94%	0.80%	0.74%	9%	$55,757
2020	$13.06	0.21	0.95	1.16	(0.19)	(0.57)	(0.76)	$13.46	8.94%	0.88%	0.95%	1.53%	1.46%	34%	$38,347
2019	$13.25	0.25	0.11	0.36	(0.27)	(0.28)	(0.55)	$13.06	3.50%	0.88%	0.95%	2.07%	2.00%	21%	$37,219
2018	$12.21	0.21	1.10	1.31	(0.21)	(0.06)	(0.27)	$13.25	10.84%	0.88%	0.94%	1.66%	1.60%	12%	$22,306
I Class
2023(3)	$13.92	0.20	0.09	0.29	(0.23)	(0.72)	(0.95)	$13.26	2.66%	0.70%(4)	0.75%(4)	2.97%(4)	2.92%(4)	10%	$57,423
2022	$16.86	0.81	(2.67)	(1.86)	(0.74)	(0.34)	(1.08)	$13.92	(11.96)%	0.68%	0.73%	5.07%	5.02%	16%	$55,157
2021	$13.47	0.15	3.77	3.92	(0.16)	(0.37)	(0.53)	$16.86	29.59%	0.68%	0.74%	1.00%	0.94%	9%	$78,572
2020	$13.08	0.22	0.95	1.17	(0.21)	(0.57)	(0.78)	$13.47	9.07%	0.68%	0.75%	1.73%	1.66%	34%	$55,590
2019	$13.27	0.29	0.10	0.39	(0.30)	(0.28)	(0.58)	$13.08	3.70%	0.68%	0.75%	2.27%	2.20%	21%	$40,025
2018	$12.23	0.24	1.10	1.34	(0.24)	(0.06)	(0.30)	$13.27	11.05%	0.68%	0.74%	1.86%	1.80%	12%	$31,041

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2023(3)	$13.88	0.17	0.09	0.26	(0.17)	(0.72)	(0.89)	$13.25	2.42%	1.15%(4)	1.20%(4)	2.52%(4)	2.47%(4)	10%	$25,020
2022	$16.81	0.71	(2.64)	(1.93)	(0.66)	(0.34)	(1.00)	$13.88	(12.35)%	1.13%	1.18%	4.62%	4.57%	16%	$23,520
2021	$13.43	0.09	3.75	3.84	(0.09)	(0.37)	(0.46)	$16.81	29.01%	1.13%	1.19%	0.55%	0.49%	9%	$26,722
2020	$13.04	0.16	0.95	1.11	(0.15)	(0.57)	(0.72)	$13.43	8.59%	1.13%	1.20%	1.28%	1.21%	34%	$10,488
2019	$13.23	0.23	0.10	0.33	(0.24)	(0.28)	(0.52)	$13.04	3.24%	1.13%	1.20%	1.82%	1.75%	21%	$8,425
2018	$12.19	0.18	1.10	1.28	(0.18)	(0.06)	(0.24)	$13.23	10.58%	1.13%	1.19%	1.41%	1.35%	12%	$6,734
C Class
2023(3)	$13.72	0.11	0.11	0.22	(0.07)	(0.72)	(0.79)	$13.15	2.10%	1.90%(4)	1.95%(4)	1.77%(4)	1.72%(4)	10%	$264
2022	$16.62	0.59	(2.62)	(2.03)	(0.53)	(0.34)	(0.87)	$13.72	(13.00)%	1.88%	1.93%	3.87%	3.82%	16%	$248
2021	$13.31	(0.03)	3.71	3.68	—	(0.37)	(0.37)	$16.62	27.97%	1.88%	1.94%	(0.20)%	(0.26)%	9%	$290
2020	$12.92	0.07	0.93	1.00	(0.04)	(0.57)	(0.61)	$13.31	7.83%	1.88%	1.95%	0.53%	0.46%	34%	$213
2019	$13.11	0.15	0.10	0.25	(0.16)	(0.28)	(0.44)	$12.92	2.47%	1.88%	1.95%	1.07%	1.00%	21%	$185
2018	$12.13	0.04	1.14	1.18	(0.14)	(0.06)	(0.20)	$13.11	9.80%	1.88%	1.94%	0.66%	0.60%	12%	$186

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2023(3)	$13.85	0.15	0.10	0.25	(0.14)	(0.72)	(0.86)	$13.24	2.31%	1.40%(4)	1.45%(4)	2.27%(4)	2.22%(4)	10%	$95,323
2022	$16.78	0.70	(2.67)	(1.97)	(0.62)	(0.34)	(0.96)	$13.85	(12.60)%	1.38%	1.43%	4.37%	4.32%	16%	$78,044
2021	$13.41	0.05	3.74	3.79	(0.05)	(0.37)	(0.42)	$16.78	28.65%	1.38%	1.44%	0.30%	0.24%	9%	$62,456
2020	$13.02	0.12	0.96	1.08	(0.12)	(0.57)	(0.69)	$13.41	8.32%	1.38%	1.45%	1.03%	0.96%	34%	$34,558
2019	$13.21	0.19	0.11	0.30	(0.21)	(0.28)	(0.49)	$13.02	2.98%	1.38%	1.45%	1.57%	1.50%	21%	$20,542
2018	$12.17	0.14	1.11	1.25	(0.15)	(0.06)	(0.21)	$13.21	10.38%	1.38%	1.44%	1.16%	1.10%	12%	$10,366
R6 Class
2023(3)	$13.97	0.21	0.09	0.30	(0.25)	(0.72)	(0.97)	$13.30	2.74%	0.55%(4)	0.62%(4)	3.12%(4)	3.05%(4)	10%	$107,483
2022	$16.92	0.88	(2.73)	(1.85)	(0.76)	(0.34)	(1.10)	$13.97	(11.84)%	0.53%	0.60%	5.22%	5.15%	16%	$98,298
2021	$13.52	0.17	3.78	3.95	(0.18)	(0.37)	(0.55)	$16.92	29.76%	0.53%	0.62%	1.15%	1.06%	9%	$102,371
2020	$13.12	0.23	0.97	1.20	(0.23)	(0.57)	(0.80)	$13.52	9.29%	0.53%	0.64%	1.88%	1.77%	34%	$60,786
2019	$13.31	0.31	0.09	0.40	(0.31)	(0.28)	(0.59)	$13.12	3.85%	0.53%	0.65%	2.42%	2.30%	21%	$37,601
2018(5)	$12.63	0.21	0.65	0.86	(0.18)	—	(0.18)	$13.31	6.83%	0.53%(4)	0.64%(4)	2.11%(4)	2.00%(4)	12%(6)	$20,862

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2023 (unaudited).
(4)Annualized.
(5)October 23, 2017 (commencement of sale) through July 31, 2018.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2065 Portfolio
Investor Class
2023(3)	$10.86	0.15	0.11	0.26	(0.17)	(0.26)	(0.43)	$10.69	2.66%	0.94%(4)	0.99%(4)	2.90%(4)	2.85%(4)	8%	$4,854
2022	$12.89	0.60	(2.09)	(1.49)	(0.52)	(0.02)	(0.54)	$10.86	(12.16)%	0.88%	0.93%	4.77%	4.72%	18%	$3,483
2021(5)	$10.00	0.06	2.93	2.99	(0.10)	—	(0.10)	$12.89	30.02%	0.88%(4)	0.94%(4)	0.33%(4)	0.27%(4)	17%	$2,103
I Class
2023(3)	$10.87	0.17	0.10	0.27	(0.19)	(0.26)	(0.45)	$10.69	2.78%	0.74%(4)	0.80%(4)	3.10%(4)	3.04%(4)	8%	$6,735
2022	$12.90	0.63	(2.09)	(1.46)	(0.55)	(0.02)	(0.57)	$10.87	(11.97)%	0.68%	0.74%	4.97%	4.91%	18%	$3,324
2021(5)	$10.00	0.03	2.98	3.01	(0.11)	—	(0.11)	$12.90	30.19%	0.68%(4)	0.75%(4)	0.53%(4)	0.46%(4)	17%	$1,901
A Class
2023(3)	$10.84	0.15	0.09	0.24	(0.14)	(0.26)	(0.40)	$10.68	2.49%	1.19%(4)	1.24%(4)	2.65%(4)	2.60%(4)	8%	$1,627
2022	$12.86	0.57	(2.08)	(1.51)	(0.49)	(0.02)	(0.51)	$10.84	(12.33)%	1.13%	1.18%	4.52%	4.47%	18%	$797
2021(5)	$10.00	0.03	2.92	2.95	(0.09)	—	(0.09)	$12.86	29.63%	1.13%(4)	1.19%(4)	0.08%(4)	0.02%(4)	17%	$271
C Class
2023(3)	$10.80	0.09	0.11	0.20	(0.06)	(0.26)	(0.32)	$10.68	2.09%	1.94%(4)	1.99%(4)	1.90%(4)	1.85%(4)	8%	$44
2022	$12.81	0.45	(2.05)	(1.60)	(0.39)	(0.02)	(0.41)	$10.80	(12.98)%	1.88%	1.93%	3.77%	3.72%	18%	$35
2021(5)	$10.00	(0.01)	2.89	2.88	(0.07)	—	(0.07)	$12.81	28.86%	1.88%(4)	1.94%(4)	(0.67)%(4)	(0.73)%(4)	17%	$32

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2023(3)	$10.83	0.13	0.10	0.23	(0.11)	(0.26)	(0.37)	$10.69	2.42%	1.44%(4)	1.49%(4)	2.40%(4)	2.35%(4)	8%	$11,916
2022	$12.85	0.54	(2.08)	(1.54)	(0.46)	(0.02)	(0.48)	$10.83	(12.57)%	1.38%	1.43%	4.27%	4.22%	18%	$6,927
2021(5)	$10.00	(0.02)	2.95	2.93	(0.08)	—	(0.08)	$12.85	29.44%	1.38%(4)	1.44%(4)	(0.17)%(4)	(0.23)%(4)	17%	$1,688
R6 Class
2023(3)	$10.89	0.17	0.10	0.27	(0.20)	(0.26)	(0.46)	$10.70	2.83%	0.59%(4)	0.66%(4)	3.25%(4)	3.18%(4)	8%	$14,805
2022	$12.92	0.66	(2.10)	(1.44)	(0.57)	(0.02)	(0.59)	$10.89	(11.81)%	0.53%	0.60%	5.12%	5.05%	18%	$10,883
2021(5)	$10.00	0.06	2.97	3.03	(0.11)	—	(0.11)	$12.92	30.44%	0.53%(4)	0.61%(4)	0.68%(4)	0.60%(4)	17%	$3,224

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2023 (unaudited).
(4)Annualized.
(5)September 23, 2020 (fund inception) through July 31, 2021.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on September 7, 2022, the Funds’ Board of Directors (the “Board”) unanimously approved the renewal of the management agreement, pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each of the Funds. Under Section 15 of the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors, each year.

Under the management agreement, the Advisor is paid a management fee by each Fund. Separately, the Advisor has agreed to waive all management fees associated with the Funds’ investments in the underlying American Century Investments funds in which each Fund invests (the "Underlying Funds"). Each year the Board of Directors approves a management fee for each Fund based on the portfolio managers’ estimate of the most conservative (i.e., least expensive) allocation of the Fund’s net assets to the Underlying Funds for the coming year. In approving the management agreement, the Board considered the Advisor’s representation that the management fees will be less than or equal to what the Funds would have otherwise paid to the Underlying Funds.

Prior to its consideration of the renewal of the Funds' management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent data providers concerning the Funds. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the Funds' management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to each Fund including without limitation portfolio management and trading services, shareholder and intermediary services, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided to each Fund and its shareholders on a routine and non-routine basis;
•the investment performance of each Fund, including data comparing each Fund's performance to an appropriate benchmark(s) and peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning each Fund compared to the cost of owning similarly-managed funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and the Funds' service providers;
•the Advisor’s strategic plans generally, and with respect to the ongoing impact of the COVID-19 pandemic response, heightened areas of interest in the mutual fund industry and recent geopolitical issues;
•the Advisor’s business continuity plans, vendor management practices, and cyber security practices;
•financial data showing the cost of services provided to each Fund, the profitability of the Funds to the Advisor, and the overall profitability of the Advisor;
•possible economies of scale associated with the Advisor’s management of the Funds and other accounts;
•services provided and charges to the Advisor's other investment management clients;
•acquired fund fees and expenses (including those waived by the Advisor);
•payments and practices in connection with financial intermediaries holding shares of the Funds and the services provided by intermediaries in connection therewith; and
•possible collateral benefits to the Advisor from the management of the Funds.

The independent Directors met in private session to review and discuss the information provided by the Advisor and certain independent data providers concerning the Funds. The independent Directors also held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for each Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services – Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including cyber security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Funds is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of Fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any actions being taken to improve performance, and may conduct special reviews until performance improves. The performance for One Choice 2025 Portfolio and One Choice 2030 Portfolio was above each Fund's respective benchmark for the one-, three-, five- and ten-year periods reviewed by the Board. The performance for One Choice In Retirement Portfolio, One Choice 2035 Portfolio, One Choice 2040 Portfolio, One Choice 2045 Portfolio, One Choice 2050 Portfolio, and One Choice 2055 Portfolio was above each Fund's respective benchmark for the three-, five- and ten-year periods and below their benchmark for the one-year period reviewed by the Board. The performance for One Choice 2060 Portfolio was above its benchmark for the three- and five-year periods and below its benchmark for the one-year period reviewed by the Board. The performance for One Choice 2065 Portfolio was below its benchmark for the one-year period reviewed by the Board. The Board discussed the Funds’ performance with the Advisor, including steps being taken to address any underperformance, and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Funds with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services.

Comparison to Other Funds’ Fees. The management agreement provides that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than securities transaction expenses, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peer expense universe and a narrower set of its expense group peers. In those instances where the fee level exceeds that of industry peers, the Board discussed with the Adviser the factors that impacted the level of the Fund’s fee in relation to its peers. The unified fee charged to One Choice In Retirement Portfolio under the agreement was above the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.04% for Investor, A, C and R Classes, 0.06% for I Class and 0.11% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.78% to 0.74%) for at least one year, beginning December 1, 2022. The unified fee charged to One Choice 2025 Portfolio under the agreement was above the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.03% for Investor, A, C and R Classes, 0.04% for I Class and 0.10% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.79% to 0.76%) for at least one year, beginning December 1, 2022. The unified fee charged to One Choice 2030 Portfolio under the agreement was above the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.03% for Investor, A, C and R Classes, 0.04% for I Class and 0.09% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.81% to 0.78%) for at least one year, beginning December 1, 2022. The unified fee charged to One Choice 2035 Portfolio under the agreement was above the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.03% for Investor, A, C and R Classes, 0.04% for I Class and 0.08% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.84% to 0.81%) for at least one year, beginning December 1, 2022. The unified fee charged to One Choice 2040 Portfolio under the agreement was above the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.04% for Investor, I, A, C and R Classes, and 0.08% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.87% to 0.83%) for at least one year, beginning December 1, 2022. The unified fee charged to One Choice 2045 Portfolio under the agreement was above the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.03% for Investor, A, C and R Classes, 0.04% for I Class and 0.07% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.89% to 0.86%) for at least one year, beginning December 1, 2022. The unified fee charged to One Choice 2050 Portfolio under the agreement was above the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.03% for Investor, I, A, C and R Classes and 0.06% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.91% to 0.88%) for at least one year, beginning December 1, 2022. The unified fee charged to One Choice 2055 Portfolio under the agreement was above the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.04% for Investor, A, C and R Classes, 0.05% for I Class and 0.07% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.92% to 0.88%) for at least one year, beginning December 1, 2022. The unified fee charged to One Choice 2060 Portfolio under the agreement was above the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.05% for Investor, I, A, C and R Classes and 0.08% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.93% to 0.88%) for at least one year, beginning December 1, 2022. The unified fee charged to One Choice 2065 Portfolio under the agreement was above the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.06% for Investor, I, A, C and R Classes, and 0.08% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.94% to 0.88%) for at least one year, beginning December 1, 2022. The Board concluded that the management fee paid by each Fund to the Advisor under its management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of each Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Funds were made pursuant to each Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor.

The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Funds. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex.

Proxy Voting Results

A special meeting of shareholders was held on October 13, 2022, to vote on the following proposal. The proposal received the required votes and was adopted. A summary of voting results is listed below.

To elect five directors to the Board of Directors of American Century Asset Allocation
Portfolios, Inc.:

	Affirmative	Withhold
Brian Bulatao	$8,582,345,051	$563,235,224
Chris H. Cheesman	$8,707,646,938	$437,933,337
Rajesh K. Gupta	$8,679,529,882	$466,050,393
Lynn M. Jenkins	$8,621,650,078	$523,930,197
Gary C. Meltzer	$8,661,710,317	$483,869,958

The other directors whose term of office continued after the meeting include Jonathan S. Thomas, Thomas W. Bunn, Barry Fink, Jan M. Lewis, and Stephen E. Yates.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds’ investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. These portfolio holdings are available on the funds' website at
americancentury.com and, upon request, by calling 1-800-345-2021. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Services for the Deaf	711

American Century Asset Allocation Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91633 2303

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Asset Allocation Portfolios, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	March 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	March 30, 2023

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	March 30, 2023